UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-02071

Exact name of registrant as specified in charter:	Delaware Group® Income Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2012

Item 1. Reports to Stockholders

Annual report Delaware Corporate Bond Fund Delaware Extended Duration Bond Fund July 31, 2012 Fixed income mutual funds
Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund at delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Portfolio management review	1
Performance summaries	5
Disclosure of Fund expenses	14
Security type/sector allocations	16
Statements of net assets	18
Statements of operations	58
Statements of changes in net assets	60
Financial highlights	64
Notes to financial statements	84
Report of independent registered
public accounting firm	108
Board of trustees/directors and
officers addendum	110
About the organization	120

Unless otherwise noted, views expressed herein are current as of July 31, 2012, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund	August 7, 2012

Performance preview (for the year ended July 31, 2012)
Delaware Corporate Bond Fund (Class A shares)	1-year return	+11.04%
Barclays U.S. Corporate Investment Grade Index (benchmark)	1-year return	+10.09%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Corporate Bond Fund, please see the table on page 5.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Extended Duration Bond Fund (Class A shares)	1-year return	+22.48%
Barclays Long U.S. Corporate Index (benchmark)	1-year return	+19.87%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Extended Duration Bond Fund, please see the table on page 9.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Throughout the fiscal year ended July 31, 2012, economic and market conditions shifted between extended stretches of volatility and optimism. Overall, however, investment grade corporate bonds were supported by robust performance drivers during the Funds’ fiscal year.

Market overview

Financial markets were affected by two primary sources of worry. The first was the ongoing sovereign debt crisis in Europe, where governments and central banks took tentative steps to provide debt relief to their most vulnerable economies — especially those of Greece, Spain, and Italy — and avoid a global financial crisis that could result if the shared euro currency were to collapse.

The second source of worry had to do with mounting global economic weakness, especially in China and the United States — two countries that have been among the world’s primary growth engines following the 2008 financial crisis. Chinese economic growth came in at an annualized rate of 7.6% in the second quarter of 2012 — respectable for most national economies, but for China it was the slowest increase in three years. The country’s overall growth rate for 2012 was 8% — the weakest annual reading since 1999. Meanwhile, in the U.S., the pace of economic growth declined from 4.1% in the fourth quarter of 2011 to 2.0% in the first quarter of 2012, then reached an estimated rate of 1.5% in the subsequent quarter. Similarly, new hiring activity was sluggish, as the unemployment rate ticked up to 8.3% in July 2012, up from 8.1% three months earlier. (Data: Bloomberg.) Coupled with the troubles in Europe, many investors became increasingly concerned about the abundance of disappointing economic data and worried that the global economy could be headed down a recessionary path.

Portfolio management review
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Despite the difficult macroeconomic backdrop and volatile market conditions, U.S. corporations on the whole remained healthy, providing a significant boost to the performance of many issuers’ bonds.

In the years following the global financial crisis, American companies have generally continued strengthening their balance sheets by reducing debt, improving margins, and building up solid cash balances. Coupled with healthy earnings, this has generated increased confidence in the underlying stability of the corporate bond asset class. While there have been exceptions to this trend — namely, bonds issued by certain firms in the financial sector, companies with elevated economic sensitivity, and firms with significant exposure to European markets — corporate bonds provided strong overall returns during the Funds’ fiscal year.

Fund performance

For its fiscal year ended July 31, 2012, Delaware Corporate Bond Fund returned +11.04% for Class A shares at net asset value and +5.96% at maximum offer price (both figures reflect all distributions reinvested). In comparison, the Fund’s benchmark, the Barclays U.S. Corporate Investment Grade Index, returned +10.09% during the same period. For complete annualized performance of Delaware Corporate Bond Fund, please see the table on page 5.

During the same time period, Delaware Extended Duration Bond Fund returned +22.48% for Class A shares at net asset value and +16.98% at maximum offer price (both returns reflect all distributions reinvested). In comparison, the Fund’s benchmark, the Barclays Long U.S. Corporate Index, returned +19.87%. For complete annualized performance of Delaware Extended Duration Bond Fund, please see the table on page 9.

Relative performance factors

In part, the Funds’ strong relative returns can be attributed to the diligence of our credit research. We select securities on a bond-by-bond basis, thoroughly examining each bond’s characteristics and seeking to avoid potential pitfalls by avoiding risks that we do not believe provide sufficient reward potential.

Newly issued bonds provided another source of outperformance for both Funds. At certain times during the fiscal year, securities came to market at prices that we believed were unusually attractive. We took advantage of these opportunities to buy bonds at prices we liked, and many of these securities gained in value when market conditions became more favorable.

Several other factors had positive effects on the Funds’ relative results. For example, the Funds benefited from holding a variety of lower-beta, longer-duration corporate bonds. (Generally speaking, these bonds capture less of the market’s overall volatility and benefit during periods of declining interest rates.) This group included Georgia-Pacific (within the industrial sector), as well as food and beverage businesses such as SABMiller and Molson Coors Brewing. This group also included Comcast, the cable provider and media services company. Particularly during bouts of elevated investor concern about the economic backdrop, these and other high-quality corporate bonds benefited from relatively strong demand, while more volatile and interest-rate-sensitive bonds did not fare as well.

Also contributing to the Funds’ relative performance was each Fund’s allocation to securities connected to emerging markets. These bonds benefited from an environment of falling interest rates as well as investor desire to avoid European sovereign debt, among other risks. For example, the Funds held Petrobras International Finance, the Brazilian multinational energy producer that is majority-owned by the government, and Petróleos Mexicanos (Pemex), a Mexican state-owned petroleum company.

Another factor helping to lift results, especially within Delaware Extended Duration Bond Fund, was an allocation to taxable, corporate-backed municipal bonds issued under the federal Build America Bond (BAB) program. Working closely with our municipal bond credit research team, we found several opportunities in this part of the market that we believed were constructive additions to each Fund’s portfolio.

In contrast, each Fund’s allocation to bonds within the financial sector provided one notable source of underperformance. In general, each Fund’s portfolio was conservatively positioned in this sector, tending to emphasize smaller, regional U.S. banks while avoiding many European financial institutions — a prudent step, in our opinion, in light of the significant challenges facing this latter group. Additionally, exposure within the capital goods sector lagged the performance of the rest of the portfolio and the market.

Given that market conditions alternated between periods of optimism and pessimism, each Fund’s stance was helpful during those periods of greatest risk aversion. However, during those times when investors were more willing to assume risk, the Funds were held back somewhat by insufficient exposure to higher-beta financial institutions.

During the Funds’ fiscal year, our investment approach was opportunistic, meaning that we applied our security-by-security approach and invested in corporate bonds that we believed offered good return potential relative to their underlying risk. We did not make large-scale adjustments to the Funds’ portfolios, however, as we continued to emphasize the types of lower-beta securities that had performed relatively well during much of this period. In our opinion, these types of securities were well suited to an environment that harbored continued macroeconomic challenges.

Portfolio management review
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Opportunities at period end

During the Funds’ fiscal year, our investment approach was opportunistic, meaning that we applied our security-by-security approach and invested in corporate bonds that we believed offered good return potential relative to their underlying risk. We did not make large-scale adjustments to the Funds’ portfolios, however, as we continued to emphasize the types of lower-beta securities that had performed relatively well during much of this period. In our opinion, these types of securities were well suited to an environment that harbored continued macroeconomic challenges.

Toward the end of the Funds’ fiscal year, we carefully considered higher yielding, lower-rated corporate credits as a potential source of value for the Funds’ portfolios. We added incrementally to each Fund’s holdings in this part of the market, particularly when we found issuers with, in our view, the potential to benefit from strong fundamentals and competitive positions.

Performance summaries
Delaware Corporate Bond Fund	July 31, 2012

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance[1,2]	Average annual total returns through July 31, 2012
	1 year	5 years	10 years	Lifetime
Class A (Est. Sept. 15, 1998)
Excluding sales charge	+11.04%	+9.74%	+8.62%	n/a
Including sales charge	+5.96%	+8.73%	+8.12%	n/a
Class B (Est. Sept. 15, 1998)
Excluding sales charge	+10.22%	+8.93%	+7.96%	n/a
Including sales charge	+6.22%	+8.71%	+7.96%	n/a
Class C (Est. Sept. 15, 1998)
Excluding sales charge	+10.21%	+8.92%	+7.82%	n/a
Including sales charge	+9.21%	+8.92%	+7.82%	n/a
Class R (Est. June 2, 2003)
Excluding sales charge	+10.94%	+9.50%	n/a	+7.03%
Including sales charge	+10.94%	+9.50%	n/a	+7.03%
Institutional Class (Est. Sept. 15, 1998)
Excluding sales charge	+11.32%	+10.01%	+8.90%	n/a
Including sales charge	+11.32%	+10.01%	+8.90%	n/a

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table on page 7. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.30% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from Nov. 28, 2011, through Nov. 28, 2012. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance summaries
Delaware Corporate Bond Fund

Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.60% of average daily net assets, which has been limited contractually to 0.50% from Nov. 28, 2011, through Nov. 28, 2012.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations.

Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

The Fund may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

Per Standard & Poor’s credit rating agency, bonds rated AA and A are more susceptible to the adverse effects of changes in circumstances and economic conditions than those in the higher-rated AAA category, but the obligor’s capacity to meet its financial commitment on the obligation is still strong. Bonds rated BBB exhibit adequate protection parameters, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics with BB indicating the least degree of speculation of the three.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 0.69% of the Fund’s average daily net assets from Nov. 28, 2011, through Nov. 28, 2012. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Class R	Institutional Class
Total annual operating expenses	1.09%	1.79%	1.79%	1.39%	0.79%
(without fee waivers)
Net expenses	0.94%	1.69%	1.69%	1.19%	0.69%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual	Contractual

Performance summaries
Delaware Corporate Bond Fund

Performance of a $10,000 investment1
Average annual total returns from July 31, 2002, through July 31, 2012

For period beginning July 31, 2002, through July 31, 2012	Starting value	Ending value
Delaware Corporate Bond Fund — Class A shares	$9,550	$21,818
Barclays U.S. Corporate Investment Grade Index	$10,000	$19,564

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on July 31, 2002, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 7. Please note additional details on pages 5 through 8.

The chart also assumes $10,000 invested in the Barclays U.S. Corporate Investment Grade Index as of July 31, 2002. The Barclays U.S. Corporate Investment Grade Index is composed of U.S. dollar–denominated, investment grade, SEC-registered corporate bonds issued by industrial, utility, and financial companies. All bonds in the index have at least one year to maturity.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results. Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DGCAX	245908785
Class B	DGCBX	245908777
Class C	DGCCX	245908769
Class R	DGCRX	245908744
Institutional Class	DGCIX	245908751

Performance summaries
Delaware Extended Duration Bond Fund	July 31, 2012

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance[1,2]	Average annual total returns through July 31, 2012
	1 year	5 years	10 years	Lifetime
Class A (Est. Sept. 15, 1998)
Excluding sales charge	+22.48%	+13.74%	+11.30%	n/a
Including sales charge	+16.98%	+12.69%	+10.78%	n/a
Class B (Est. Sept. 15, 1998)
Excluding sales charge	+21.61%	+12.92%	+10.62%	n/a
Including sales charge	+17.61%	+12.73%	+10.62%	n/a
Class C (Est. Sept. 15, 1998)
Excluding sales charge	+21.57%	+12.90%	+10.47%	n/a
Including sales charge	+20.57%	+12.90%	+10.47%	n/a
Class R (Est. Oct. 1, 2005)
Excluding sales charge	+22.15%	+13.45%	n/a	+10.30%
Including sales charge	+22.15%	+13.45%	n/a	+10.30%
Institutional Class (Est. Sept. 15, 1998)
Excluding sales charge	+22.82%	+14.05%	+11.57%	n/a
Including sales charge	+22.82%	+14.05%	+11.57%	n/a

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table on page 11. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.30% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from Nov. 28, 2011, through Nov. 28, 2012. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance summaries
Delaware Extended Duration Bond Fund

Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.60% of average daily net assets, which has been limited contractually to 0.50% from Nov. 28, 2011, through Nov. 28, 2012.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations.

Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

The Fund may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

Per Standard & Poor’s credit rating agency, bonds rated AA and A are more susceptible to the adverse effects of changes in circumstances and economic conditions than those in the higher-rated AAA category, but the obligor’s capacity to meet its financial commitment on the obligation is still strong. Bonds rated BBB exhibit adequate protection parameters, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics with BB indicating the least degree of speculation of the three.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 0.70% of the Fund’s average daily net assets from Nov. 28, 2011, through Nov. 28, 2012. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Class R	Institutional Class
Total annual operating expenses	1.12%	1.82%	1.82%	1.42%	0.82%
(without fee waivers)
Net expenses	0.95%	1.70%	1.70%	1.20%	0.70%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual	Contractual

Performance summaries
Delaware Extended Duration Bond Fund

Performance of a $10,000 investment1
Average annual total returns from July 31, 2002, through July 31, 2012

For period beginning July 31, 2002, through July 31, 2012	Starting value	Ending value
Delaware Extended Duration Bond Fund — Class A shares	$9,550	$27,818
Barclays Long U.S. Corporate Index	$10,000	$24,181

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on July 31, 2002, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 11. Please note additional details on pages 9 through 12.

The chart also assumes $10,000 invested in the Barclays Long U.S. Corporate Index as of July 31, 2002. The Barclays Long U.S. Corporate Index is composed of U.S. dollar–denominated, investment grade, SEC-registered corporate bonds issued by industrial, utility, and financial companies. All bonds in the index have at least 10 years to maturity.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DEEAX	245908835
Class B	DEEBX	245908827
Class C	DEECX	245908819
Class R	DEERX	245908728
Institutional Class	DEEIX	245908793

Disclosure of Fund expenses
For the six-month period from February 1, 2012 to July 31, 2012 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from February 1, 2012 to July 31, 2012.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Delaware Corporate Bond Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 2/1/12	Ending Account Value 7/31/12	Annualized Expense Ratio	Expenses Paid During Period 2/1/12 to 7/31/12*
Actual Fund return
Class A	$1,000.00	$1,070.30	0.94%	$4.84
Class B	1,000.00	1,066.30	1.69%	8.68
Class C	1,000.00	1,066.30	1.69%	8.68
Class R	1,000.00	1,070.70	1.19%	6.13
Institutional Class	1,000.00	1,071.60	0.69%	3.55
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.19	0.94%	$4.72
Class B	1,000.00	1,016.46	1.69%	8.47
Class C	1,000.00	1,016.46	1.69%	8.47
Class R	1,000.00	1,018.95	1.19%	5.97
Institutional Class	1,000.00	1,021.43	0.69%	3.47

Delaware Extended Duration Bond Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 2/1/12	Ending Account Value 7/31/12	Annualized Expense Ratio	Expenses Paid During Period 2/1/12 to 7/31/12*
Actual Fund return
Class A	$1,000.00	$1,099.90	0.95%	$4.96
Class B	1,000.00	1,096.00	1.70%	8.86
Class C	1,000.00	1,095.90	1.70%	8.86
Class R	1,000.00	1,098.50	1.20%	6.26
Institutional Class	1,000.00	1,101.40	0.70%	3.66
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.14	0.95%	$4.77
Class B	1,000.00	1,016.41	1.70%	8.52
Class C	1,000.00	1,016.41	1.70%	8.52
Class R	1,000.00	1,018.90	1.20%	6.02
Institutional Class	1,000.00	1,021.38	0.70%	3.52

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Security type/sector allocations
Delaware Corporate Bond Fund	As of July 31, 2012

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Commercial Mortgage-Backed Security	0.02%
Convertible Bonds	1.47%
Corporate Bonds	84.11%
Banking	10.01%
Basic Industry	9.81%
Brokerage	1.68%
Capital Goods	1.58%
Communications	9.47%
Consumer Cyclical	7.52%
Consumer Non-Cyclical	8.14%
Electric	8.27%
Energy	8.12%
Finance Companies	3.05%
Insurance	4.82%
Natural Gas	4.89%
Real Estate	2.92%
Technology	2.41%
Transportation	1.42%
Municipal Bonds	3.22%
Regional Bonds	0.55%
Senior Secured Loans	1.20%
Sovereign Bonds	2.78%
U.S. Treasury Obligations	1.53%
Common Stock	0.00%
Preferred Stock	1.30%
Options Purchased	0.05%
Short-Term Investments	2.81%
Securities Lending Collateral	0.01%
Total Value of Securities	99.05%
Obligation to Return Securities Lending Collateral	(0.03%)
Receivables and Other Assets Net of Other Liabilities	0.98%
Total Net Assets	100.00%

Delaware Extended Duration Bond Fund	As of July 31, 2012

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Commercial Mortgage-Backed Securities	0.01%
Convertible Bonds	1.38%
Corporate Bonds	84.09%
Banking	7.18%
Basic Industry	8.63%
Brokerage	1.48%
Capital Goods	2.34%
Communications	11.09%
Consumer Cyclical	7.01%
Consumer Non-Cyclical	12.74%
Electric	7.75%
Energy	7.09%
Finance Companies	3.27%
Insurance	5.29%
Natural Gas	5.09%
Real Estate	2.45%
Technology	1.92%
Transportation	0.76%
Municipal Bonds	4.40%
Regional Bonds	0.36%
Senior Secured Loans	1.12%
Sovereign Bonds	2.51%
U.S. Treasury Obligations	2.50%
Preferred Stock	1.36%
Options Purchased	0.05%
Short-Term Investments	1.64%
Securities Lending Collateral	0.16%
Total Value of Securities	99.58%
Obligation to Return Securities Lending Collateral	(0.17%)
Receivables and Other Assets Net of Other Liabilities	0.59%
Total Net Assets	100.00%

Statements of net assets
Delaware Corporate Bond Fund	July 31, 2012

		Principal amount°		Value (U.S. $)
	Commercial Mortgage-Backed Security – 0.02%
#	Merrill Lynch Mortgage Trust Series 2002-MW1 J
	144A 5.695% 7/12/34	USD	295,000	$263,362
	Total Commercial Mortgage-Backed Security
	(cost $251,274)			263,362

	Convertible Bonds – 1.47%
Φ	ArvinMeritor 4.00% exercise price $26.73,
	expiration date 2/15/27		3,555,000	2,537,381
	L-3 Communications Holdings 3.00%
	exercise price $92.17,
	expiration date 8/1/35		5,500,000	5,465,625
	Linear Technology 3.00% exercise price
	$42.72, expiration date 5/1/27		1,575,000	1,653,750
	Live Nation Entertainment 2.875% exercise
	price $27.14, expiration date 7/14/27		2,607,000	2,525,531
	MGM Resorts International 4.25% exercise
	price $18.58, expiration date 4/10/15		3,443,000	3,417,178
#	Owens-Brockway Glass Container 144A
	3.00% exercise price $47.47, expiration
	date 5/28/15		3,172,000	3,068,910
	PHH 4.00% exercise price $25.80,
	expiration date 9/1/14		1,817,000	1,792,016
	Steel Dynamics 5.125% exercise price
	$17.55, expiration date 6/15/14		471,000	509,858
	Total Convertible Bonds (cost $20,896,953)			20,970,249

	Corporate Bonds – 84.11%
	Banking – 10.01%
	Abbey National Treasury Services
	4.00% 4/27/16		9,875,000	9,941,992
	AgriBank 9.125% 7/15/19		4,517,000	5,985,305
	Bank of America 3.875% 3/22/17		10,080,000	10,533,498
	BB&T 3.95% 3/22/22		3,415,000	3,678,273
•	Bear Stearns 3.905% 12/7/12	AUD	710,000	744,426
	Capital One Capital V 10.25% 8/15/39	USD	3,685,000	3,832,400
	City National 5.25% 9/15/20		3,025,000	3,281,463
@#	CoBank 144A 7.875% 4/16/18		2,060,000	2,579,960

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
•	Fifth Third Capital Trust IV 6.50% 4/15/37	USD	8,670,000	$8,691,675
•#	HBOS Capital Funding 144A
	6.071% 6/29/49		9,300,000	6,393,750
#	HSBC Bank 144A 4.75% 1/19/21		8,860,000	9,930,084
	HSBC Holdings 4.00% 3/30/22		2,145,000	2,300,365
	JPMorgan Chase 6.00% 10/1/17		6,430,000	7,492,101
	KeyBank 6.95% 2/1/28		4,700,000	5,740,439
	KeyCorp 5.10% 3/24/21		2,310,000	2,664,426
	Lloyds TSB Bank 4.20% 3/28/17		3,100,000	3,236,738
	Morgan Stanley 6.375% 7/24/42		3,730,000	3,759,855
•	National City Bank 0.838% 6/7/17		2,030,000	1,903,557
	PNC Bank 6.875% 4/1/18		3,051,000	3,720,420
	PNC Funding 5.625% 2/1/17		25,000	28,391
•	Regions Financing Trust II 6.625% 5/15/47		8,860,000	8,682,800
	Santander Holdings USA 4.625% 4/19/16		1,900,000	1,886,020
	SunTrust Bank
	•0.757% 8/24/15		3,630,000	3,460,494
	3.50% 1/20/17		1,755,000	1,836,095
	SVB Financial Group 5.375% 9/15/20		3,785,000	4,200,638
	US Bancorp 2.95% 7/15/22		4,145,000	4,200,108
•	USB Capital IX 3.50% 10/29/49		5,707,000	4,721,572
•#	USB Realty 144A 1.602% 12/22/49		400,000	335,064
	Wachovia
	•0.825% 10/15/16		2,730,000	2,599,219
	5.60% 3/15/16		4,075,000	4,588,532
	Wells Fargo 2.625% 12/15/16		1,085,000	1,142,421
	Zions Bancorp
	4.50% 3/27/17		2,400,000	2,422,738
	5.50% 11/16/15		1,823,000	1,863,894
	7.75% 9/23/14		3,646,000	3,974,716
				142,353,429
Basic Industry – 9.81%
	Alcoa
	5.40% 4/15/21		7,135,000	7,326,189
	6.75% 7/15/18		227,000	258,188

Statements of net assets
Delaware Corporate Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
	ArcelorMittal
	6.50% 2/25/22	USD	6,710,000	$6,735,995
	10.10% 6/1/19		3,390,000	4,079,211
	Barrick Gold 3.85% 4/1/22		6,845,000	7,244,152
	Cabot 2.55% 1/15/18		8,835,000	8,951,083
	CF Industries
	6.875% 5/1/18		7,695,000	9,330,188
	7.125% 5/1/20		4,200,000	5,260,500
#	CODELCO 144A 3.00% 7/17/22		7,310,000	7,303,253
	Domtar 4.40% 4/1/22		3,300,000	3,359,796
	Dow Chemical 8.55% 5/15/19		5,795,000	7,880,928
#	Essar Steel Algoma 144A 9.375% 3/15/15		1,810,000	1,764,750
	Freeport-McMoRan Copper & Gold
	3.55% 3/1/22		11,755,000	11,890,277
	Georgia-Pacific
	8.00% 1/15/24		9,790,000	13,473,653
	#144A 8.25% 5/1/16		450,000	488,689
	Hexion 8.875% 2/1/18		1,595,000	1,622,913
	International Paper
	4.75% 2/15/22		9,260,000	10,432,853
	6.00% 11/15/41		2,000,000	2,438,624
	7.30% 11/15/39		1,000,000	1,319,378
	Lubrizol
	5.50% 10/1/14		2,105,000	2,325,448
	8.875% 2/1/19		2,765,000	3,860,993
	LyondellBasell Industries 5.75% 4/15/24		3,435,000	3,907,313
	Momentive Performance Materials
	11.50% 12/1/16		1,370,000	948,725
#	Taminco Global Chemical 144A
	9.75% 3/31/20		2,310,000	2,437,050
	Teck Resources
	2.50% 2/1/18		2,500,000	2,508,680
	3.75% 2/1/23		7,090,000	7,044,482
	5.20% 3/1/42		2,475,000	2,414,664
	Vale Overseas 4.375% 1/11/22		2,730,000	2,867,122
				139,475,097

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Brokerage – 1.68%
	E Trade Financial 12.50% 11/30/17	USD	1,930,000	$2,219,500
	Jefferies Group
	6.25% 1/15/36		645,000	632,100
	6.45% 6/8/27		5,627,000	5,627,000
	6.875% 4/15/21		3,395,000	3,513,825
	Lazard Group 6.85% 6/15/17		8,495,000	9,546,740
	Nuveen Investments 10.50% 11/15/15		2,245,000	2,289,900
				23,829,065
Capital Goods – 1.58%
#	ADT 144A
	3.50% 7/15/22		5,790,000	5,989,355
	4.875% 7/15/42		3,450,000	3,706,087
#	Cemex Espana Luxembourg 144A
	9.25% 5/12/20		4,400,000	3,916,000
	RSC Equipment Rental 10.25% 11/15/19		935,000	1,058,888
#	URS 144A 5.00% 4/1/22		3,705,000	3,756,255
#	Votorantim Cimentos 144A 7.25% 4/5/41		3,840,000	4,045,440
				22,472,025
Communications – 9.47%
	America Movil 3.125% 7/16/22		7,975,000	8,225,646
	American Tower 4.50% 1/15/18		7,645,000	8,208,750
#	Brasil Telecom 144A 5.75% 2/10/22		8,604,000	8,862,120
	Cablevision System
	*8.00% 4/15/20		2,220,000	2,469,750
	8.625% 9/15/17		570,000	654,075
	CenturyLink 5.80% 3/15/22		5,395,000	5,735,813
#	Clearwire Communications 144A
	12.00% 12/1/15		2,830,000	2,674,350
	Cricket Communications 7.75% 10/15/20		1,040,000	998,400
#	Crown Castle Towers 144A
	4.883% 8/15/20		7,360,000	8,101,778
#	Deutsche Telekom International Finance
	144A 4.875% 3/6/42		6,260,000	6,646,937
#	Digicel Group 144A
	8.875% 1/15/15		1,500,000	1,533,750
	10.50% 4/15/18		775,000	835,063
	DIRECTV Holdings 3.80% 3/15/22		11,805,000	12,502,415
#	DISH DBS 144A 5.875% 7/15/22		1,700,000	1,759,500

Statements of net assets
Delaware Corporate Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
	Intelsat Bermuda 11.25% 2/4/17	USD	1,980,000	$2,066,625
	Interpublic Group 4.00% 3/15/22		1,465,000	1,518,864
#	Nara Cable Funding 144A
	8.875% 12/1/18		7,005,000	6,199,425
	NBCUniversal Media 5.95% 4/1/41		2,555,000	3,248,092
#	Oi 144A 9.75% 9/15/16	BRL	3,032,000	1,547,467
	Qwest 6.75% 12/1/21	USD	3,430,000	4,008,061
	Qwest Communications International
	7.125% 4/1/18		2,000,000	2,135,000
	Sprint Capital 6.875% 11/15/28		990,000	891,000
#	Sprint Nextel 144A 7.00% 3/1/20		2,540,000	2,774,950
	Telefonica Emisiones
	5.462% 2/16/21		4,070,000	3,669,036
	6.421% 6/20/16		3,310,000	3,281,448
	Time Warner Cable
	5.50% 9/1/41		2,950,000	3,455,058
	8.25% 4/1/19		4,481,000	5,969,875
#	VimpelCom Holdings 144A 7.504% 3/1/22		2,940,000	2,873,850
	Virgin Media Secured Finance
	6.50% 1/15/18		10,595,000	11,707,475
#	Vivendi 144A 6.625% 4/4/18		5,377,000	6,011,416
#	Wind Acquisition Finance 144A
	7.25% 2/15/18		940,000	841,300
	11.75% 7/15/17		2,445,000	2,041,575
#	XM Satellite Radio 144A 13.00% 8/1/13		1,100,000	1,226,500
				134,675,364
Consumer Cyclical – 7.52%
	Brinker International 5.75% 6/1/14		3,000,000	3,206,766
	Chrysler Group 8.25% 6/15/21		4,975,000	5,205,094
#	Daimler Finance 144A 2.25% 7/31/19		6,075,000	6,045,743
	Dollar General 4.125% 7/15/17		1,155,000	1,204,088
	eBay
	2.60% 7/15/22		9,385,000	9,591,694
	4.00% 7/15/42		6,580,000	6,654,190
	Ford Motor 7.45% 7/16/31		1,360,000	1,694,900

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
	Ford Motor Credit
	3.00% 6/12/17	USD	8,000,000	$7,974,000
	#144A 3.984% 6/15/16		850,000	878,037
	#144A 4.207% 4/15/16		740,000	766,773
	5.00% 5/15/18		4,130,000	4,412,314
	Historic TW 6.875% 6/15/18		5,285,000	6,663,603
	Host Hotels & Resorts
	#144A 5.25% 3/15/22		4,520,000	4,808,150
	5.875% 6/15/19		2,055,000	2,265,638
	6.00% 10/1/21		1,850,000	2,085,875
#	Hyundai Capital America 144A
	4.00% 6/8/17		5,630,000	5,959,006
	Lowe’s 3.12% 4/15/22		5,890,000	6,218,550
	Macy’s Retail Holdings
	5.125% 1/15/42		3,655,000	4,038,373
	7.875% 7/15/15		1,799,000	2,124,993
	MGM Resorts International
	11.375% 3/1/18		2,180,000	2,528,800
	OSI Restaurant Partners 10.00% 6/15/15		1,460,000	1,503,815
	Quiksilver 6.875% 4/15/15		1,105,000	1,044,225
#	QVC 144A 5.125% 7/2/22		8,860,000	9,251,745
	Ryland Group 8.40% 5/15/17		358,000	413,490
	Target 4.00% 7/1/42		8,165,000	8,783,360
	Wyndham Worldwide 5.75% 2/1/18		1,460,000	1,636,692
				106,959,914
Consumer Non-Cyclical – 8.14%
	Amgen 5.375% 5/15/43		6,630,000	7,589,706
	Anheuser-Busch InBev Worldwide
	3.75% 7/15/42		3,335,000	3,517,638
	Boston Scientific 6.00% 1/15/20		4,725,000	5,705,272
#	COAZUCAR 144A 6.375% 8/2/22		1,440,000	1,474,200
	Corn Products 6.625% 4/15/37		7,760,000	9,868,392
	Energizer Holdings 4.70% 5/24/22		9,700,000	10,396,431
#	Express Scripts Holding 144A
	2.65% 2/15/17		1,410,000	1,448,167
	3.50% 11/15/16		585,000	621,035
	3.90% 2/15/22		2,675,000	2,881,358
	4.75% 11/15/21		1,325,000	1,515,654
	HCA Holdings 7.75% 5/15/21		1,155,000	1,263,281

Statements of net assets
Delaware Corporate Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
#	JBS USA 144A 8.25% 2/1/20	USD	2,500,000	$2,496,750
	Koninklijke Philips Electronics
	3.75% 3/15/22		4,435,000	4,789,889
#	Kraft Foods Group 144A
	3.50% 6/6/22		6,075,000	6,451,875
	5.00% 6/4/42		6,025,000	6,823,499
	Mattel 5.45% 11/1/41		5,225,000	6,119,374
	Molson Coors Brewing 3.50% 5/1/22		3,510,000	3,772,460
#	Pernod-Ricard 144A
	4.45% 1/15/22		995,000	1,081,755
	5.50% 1/15/42		5,516,000	6,268,564
	5.75% 4/7/21		5,000,000	5,849,685
#	SABMiller Holdings 144A 3.75% 1/15/22		10,000,000	10,988,740
*	Safeway 4.75% 12/1/21		6,190,000	6,046,052
	Tyson Foods 4.50% 6/15/22		5,510,000	5,592,650
#	Woolworths 144A
	3.15% 4/12/16		1,775,000	1,853,047
	4.55% 4/12/21		1,155,000	1,303,758
				115,719,232
Electric – 8.27%
	Ameren Illinois 9.75% 11/15/18		7,971,000	10,854,366
#	American Transmission Systems 144A
	5.25% 1/15/22		2,110,000	2,411,278
	CenterPoint Energy 5.95% 2/1/17		5,155,000	5,936,926
	CMS Energy 5.05% 3/15/22		5,745,000	6,153,228
	ComEd Financing III 6.35% 3/15/33		7,500,000	7,730,640
#	Enel Finance International 144A
	6.25% 9/15/17		5,200,000	5,389,769
•	FPL Group Capital
	6.35% 10/1/66		4,825,000	5,022,564
	6.65% 6/15/67		5,105,000	5,365,804
	Great Plains Energy 5.292% 6/15/22		5,295,000	5,863,884
•	Integrys Energy Group 6.11% 12/1/66		6,684,000	6,924,484
	Ipalco Enterprises 5.00% 5/1/18		2,450,000	2,535,750
	LG&E & KU Energy
	3.75% 11/15/20		2,645,000	2,756,878
	4.375% 10/1/21		3,850,000	4,217,821
	PacifiCorp 2.95% 2/1/22		3,000,000	3,185,223
	Pennsylvania Electric 5.20% 4/1/20		4,281,000	4,885,006

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
	PPL Capital Funding
	4.20% 6/15/22	USD	1,620,000	$1,691,157
	•6.70% 3/30/67		9,515,000	9,738,736
•	Puget Sound Energy 6.974% 6/1/67		8,395,000	8,833,504
	SCANA 4.125% 2/1/22		7,020,000	7,242,822
•	Wisconsin Energy 6.25% 5/15/67		10,359,000	10,940,027
				117,679,867
Energy – 8.12%
	Apache 4.75% 4/15/43		4,395,000	5,216,324
#	CNOOC Finance 2012 144A 3.875% 5/2/22		5,580,000	6,031,478
#	ENI 144A 4.15% 10/1/20		4,885,000	4,863,032
	Laredo Petroleum 9.50% 2/15/19		2,825,000	3,206,375
	Newfield Exploration 5.625% 7/1/24		3,900,000	4,163,250
#	Pertamina Persero 144A 4.875% 5/3/22		6,000,000	6,315,000
	Petrobras International Finance
	3.875% 1/27/16		4,705,000	4,914,782
	5.375% 1/27/21		4,785,000	5,376,818
	Petrohawk Energy 7.25% 8/15/18		8,475,000	9,602,539
#	Petroleos Mexicanos 144A
	5.50% 6/27/44		3,250,000	3,631,875
	6.50% 6/2/41		4,446,000	5,646,420
	Pride International 6.875% 8/15/20		2,500,000	3,143,238
#	Schlumberger Investment 144A
	2.40% 8/1/22		9,220,000	9,269,244
#	Sinopec Group Overseas Development 2012
	144A 2.75% 5/17/17		5,850,000	6,064,754
	Talisman Energy 5.50% 5/15/42		6,515,000	7,261,104
	Transocean
	5.05% 12/15/16		10,410,000	11,536,841
	6.375% 12/15/21		365,000	439,910
	Weatherford Bermuda
	4.50% 4/15/22		6,890,000	7,222,318
	5.95% 4/15/42		1,000,000	1,076,391
	9.625% 3/1/19		2,920,000	3,842,732
#	Woodside Finance 144A 8.75% 3/1/19		5,105,000	6,631,487
				115,455,912

Statements of net assets
Delaware Corporate Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Finance Companies – 3.05%
	FTI Consulting 6.75% 10/1/20	USD	975,000	$1,028,625
	General Electric Capital
	2.30% 4/27/17		2,750,000	2,814,353
	6.00% 8/7/19		2,039,000	2,461,110
	•6.25% 12/15/49		4,100,000	4,211,110
	•7.125% 12/15/49		6,700,000	7,276,842
•#	ILFC E-Capital Trust I 144A 4.28% 12/21/65		2,400,000	1,668,000
•#	ILFC E-Capital Trust II 144A
	6.25% 12/21/65		3,065,000	2,314,075
	International Lease Finance 5.875% 4/1/19		1,625,000	1,697,763
#	IPIC GMTN 144A 5.50% 3/1/22		5,429,000	6,096,767
#	LJ VP Holdings 144A 3.80% 6/18/19		3,795,000	3,922,163
	PHH 9.25% 3/1/16		2,810,000	3,048,850
#	Temasek Financial I 144A 2.375% 1/23/23		6,750,000	6,774,395
				43,314,053
Insurance – 4.82%
	Alleghany 4.95% 6/27/22		3,355,000	3,541,645
	American International Group
	4.875% 6/1/22		1,865,000	1,989,381
	5.85% 1/16/18		485,000	546,841
	•8.175% 5/15/58		2,675,000	3,062,875
	8.25% 8/15/18		3,545,000	4,378,235
•	Chubb 6.375% 3/29/67		6,606,000	6,936,300
	Coventry Health Care 5.45% 6/15/21		4,515,000	5,160,613
#	Highmark 144A
	4.75% 5/15/21		1,685,000	1,751,760
	6.125% 5/15/41		920,000	1,021,841
•	ING Groep 5.775% 12/29/49		4,765,000	4,228,938
#	ING US 144A 5.50% 7/15/22		3,500,000	3,578,446
#	Liberty Mutual Group 144A
	4.95% 5/1/22		5,885,000	6,037,939
	6.50% 5/1/42		2,590,000	2,789,171
	•7.00% 3/15/37		2,775,000	2,511,375
#	MetLife Capital Trust X 144A
	9.25% 4/8/38		6,730,000	8,412,500

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Insurance (continued)
#	Metropolitan Life Global Funding I 144A
	3.875% 4/11/22	USD	3,075,000	$3,322,513
=t#‡	Twin Reefs Pass Through Trust 144A
	0.00% 12/29/49		3,100,000	0
	WellPoint 3.125% 5/15/22		5,270,000	5,296,371
•#	ZFS Finance USA Trust II 144A
	6.45% 12/15/65		3,870,000	4,005,450
				68,572,194
Natural Gas – 4.89%
	AmeriGas Finance
	6.75% 5/20/20		475,000	503,500
	7.00% 5/20/22		470,000	500,550
#	Boston Gas 144A 4.487% 2/15/42		4,120,000	4,744,176
	El Paso Pipeline Partners Operating
	6.50% 4/1/20		7,073,000	8,346,402
•	Enbridge Energy Partners 8.05% 10/1/37		6,970,000	7,785,142
	Energy Transfer Partners 9.70% 3/15/19		2,677,000	3,479,128
	Enterprise Products Operating
	•7.034% 1/15/68		7,550,000	8,238,862
	9.75% 1/31/14		1,999,000	2,254,316
#	Florida Gas Transmission 144A
	3.875% 7/15/22		3,955,000	4,054,686
	Kinder Morgan Energy Partners
	6.375% 3/1/41		4,340,000	5,353,577
	6.95% 1/15/38		2,250,000	2,833,877
	9.00% 2/1/19		2,805,000	3,674,286
	Plains All American Pipeline 8.75% 5/1/19		1,985,000	2,647,680
•	TransCanada Pipelines 6.35% 5/15/67		9,152,000	9,563,428
	Williams Partners 7.25% 2/1/17		4,625,000	5,570,475
				69,550,085
Real Estate – 2.92%
	Alexandria Real Estate Equities
	4.60% 4/1/22		5,140,000	5,340,845
	Boston Properties 3.85% 2/1/23		4,900,000	5,169,881
	Brandywine Operating Partnership
	4.95% 4/15/18		2,850,000	3,028,108

Statements of net assets
Delaware Corporate Bond Fund

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Real Estate (continued)
DDR
4.625% 7/15/22	USD	1,750,000	$1,788,383
7.50% 4/1/17		2,500,000	2,879,783
7.875% 9/1/20		1,125,000	1,391,324
9.625% 3/15/16		1,415,000	1,720,803
Digital Realty Trust
5.25% 3/15/21		5,535,000	6,113,390
5.875% 2/1/20		1,680,000	1,903,741
Liberty Property 4.125% 6/15/22		2,950,000	3,059,121
Mack-Cali Realty 4.50% 4/18/22		4,040,000	4,270,724
# WEA Finance 144A 4.625% 5/10/21		4,475,000	4,846,855
			41,512,958
Technology – 2.41%
CDW 12.535% 10/12/17		2,780,000	2,995,450
First Data 11.25% 3/31/16		2,980,000	2,853,350
GXS Worldwide 9.75% 6/15/15		1,610,000	1,654,275
Motorola Solutions 3.75% 5/15/22		9,635,000	9,884,999
National Semiconductor 6.60% 6/15/17		6,644,000	8,327,118
# Seagate Technology International 144A
10.00% 5/1/14		3,948,000	4,402,020
Tyco Electronics Group 3.50% 2/3/22		4,055,000	4,213,007
			34,330,219
Transportation – 1.42%
CSX 5.60% 5/1/17		2,275,000	2,635,822
# ERAC USA Finance 144A 2.75% 3/15/17		7,635,000	7,827,761
# Penske Truck Leasing 144A
3.75% 5/11/17		4,675,000	4,745,924
4.875% 7/11/22		2,130,000	2,131,608
# Transnet 144A 4.00% 7/26/22		2,885,000	2,885,000
			20,226,115
Total Corporate Bonds (cost $1,127,041,836)			1,196,125,529

Municipal Bonds – 3.22%
California State Various Purposes
5.00% 10/1/41		1,875,000	2,049,975
Los Angeles, California Department of
Water & Power Revenue Taxable Build
America Bond 6.574% 7/1/45		5,365,000	7,998,303

	Principal amount°		Value (U.S. $)
Municipal Bonds (continued)
Metropolitan Transportation Authority,
New York Taxable Build America
Bond (Dedicated Tax Fund) Series C-1
6.687% 11/15/40	USD	4,500,000	$6,164,865
New Jersey Transportation Trust Fund
Authority Series B 5.00% 6/15/42		5,000,000	5,610,150
Puerto Rico Commonwealth Refunding
(Public Improvement) Series A
5.00% 7/1/41		11,475,000	11,613,273
San Francisco Bay Area Toll Authority,
California Toll Bridge Revenue
Taxable Build America Bond Series S3
6.907% 10/1/50		3,575,000	5,262,293
Triborough Bridge & Tunnel Authority,
New York Revenue Taxable Build America
Bond Series A-2 5.45% 11/15/32		5,560,000	7,096,951
Total Municipal Bonds (cost $37,117,095)			45,795,810

ΔRegional Bonds – 0.55%
Australia – 0.29%
New South Wales Treasury
6.00% 4/1/19	AUD	2,329,000	2,807,223
6.00% 3/1/22	AUD	1,040,000	1,269,186
			4,076,409
Canada – 0.26%
Ontario Province 3.15% 6/2/22	CAD	3,595,000	3,729,203
			3,729,203
Total Regional Bonds (cost $7,494,764)			7,805,612

«Senior Secured Loans – 1.20%
Alliance HealthCare Services 7.25% 6/1/16	USD	1,090,304	1,017,619
Burlington Coat Factory Warehouse
5.75% 5/1/17		1,608,495	1,608,092
Chrysler Group 6.00% 4/28/17		2,970,000	3,022,510
Immucor Tranche B 7.25% 7/2/18		1,771,613	1,785,449

Statements of net assets
Delaware Corporate Bond Fund

	Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
Kinetic Concepts Tranche B 7.00% 1/12/18	USD	3,059,625	$3,108,579
Nuveen Investments 8.25% 3/1/19		1,335,000	1,346,681
Reynolds Group Holdings Tranche C
6.50% 7/7/18		2,479,032	2,516,837
Zayo Group Tranche B 7.125% 3/18/19		2,600,000	2,634,138
Total Senior Secured Loans (cost $16,736,881)			17,039,905

ΔSovereign Bonds – 2.78%
Australia – 0.25%
Australian Government Inflation-Linked
Bond 4.00% 8/20/15	AUD	1,853,000	3,536,738
			3,536,738
Brazil – 0.20%
Republic of Brazil 5.625% 1/7/41	USD	2,143,000	2,807,330
			2,807,330
Chile – 0.13%
Chile Government International
5.50% 8/5/20	CLP	829,000,000	1,889,828
			1,889,828
Colombia – 0.49%
Republic of Colombia 6.125% 1/18/41	USD	5,001,000	6,938,888
			6,938,888
Indonesia – 0.55%
Indonesia Government 11.00% 11/15/20	IDR	17,218,000,000	2,452,654
# Republic of Indonesia 144A
5.25% 1/17/42	USD	4,788,000	5,422,409
			7,875,063
Mexico – 0.37%
United Mexican 4.75% 3/8/44		4,530,000	5,243,475
			5,243,475
Philippines – 0.20%
Republic of Philippines 5.00% 1/13/37		2,490,000	2,913,300
			2,913,300

	Principal amount°		Value (U.S. $)
ΔSovereign Bonds (continued)
Republic of Korea – 0.26%
Korea Treasury Inflation-Linked Bond
2.75% 6/10/20	KRW	3,572,786,591	$3,631,251
			3,631,251
Russia – 0.18%
Russian-Eurobond 7.50% 3/31/30	USD	2,068,850	2,573,236
			2,573,236
Sri Lanka – 0.12%
# Republic of Sri Lanka 144A
5.875% 7/25/22		1,630,000	1,658,525
			1,658,525
United Kingdom – 0.03%
United Kingdom Treasury Gilt
4.00% 3/7/22	GBP	241,362	464,321
			464,321
Total Sovereign Bonds (cost $34,843,374)			39,531,955

U.S. Treasury Obligations – 1.53%
U.S. Treasury Bond 3.125% 2/15/42	USD	5,735,000	6,391,835
U.S. Treasury Note 1.75% 5/15/22		15,065,000	15,422,794
Total U.S. Treasury Obligations
(cost $21,849,810)			21,814,629

	Number of shares
Common Stock – 0.00%
Masco		251	3,019
† United Continental Holdings		40	756
Total Common Stock (cost $1,783)			3,775

Preferred Stock – 1.30%
Alabama Power 5.625%		118,065	3,079,135
Ally Financial
#144A 7.00%		500	449,344
∏•8.50%		80,000	1,860,000
BB&T 5.85%		101,525	2,674,169
• GMAC Capital Trust I 8.25%		50,000	1,219,000

Statements of net assets
Delaware Corporate Bond Fund

	Number of shares	Value (U.S. $)
Preferred Stock (continued)
• PNC Financial Services Group
6.125%	105,000	$2,867,550
8.25%	3,112,000	3,221,676
Regency Centers 6.625%	22,363	593,961
• US Bancorp
6.00%	45,000	1,229,400
6.50%	44,000	1,276,440
Total Preferred Stock (cost $17,262,543)		18,470,675

	Number of contracts
Options Purchased – 0.05%
Put Swaptions – 0.05%
10 yr IRS strike rate 4.00%,
expiration date 5/23/17 (GSC)	19,100,000	630,728
30 yr IRS strike rate 3.38%,
expiration date 2/28/13 (BAML)	33,100,000	30,191
Total Options Purchased
(premium paid $1,155,990)		660,919

	Principal amount°
Short-Term Investments – 2.81%
≠Discount Notes – 0.94%
Fannie Mae 0.10% 8/20/12	USD 1,484,527	1,484,511
Federal Home Loan Bank
0.07% 8/2/12	1,134,455	1,134,454
0.08% 8/1/12	199,983	199,983
0.095% 8/24/12	6,205,694	6,205,613
0.12% 9/28/12	4,279,789	4,279,306
		13,303,867
Repurchase Agreements – 1.31%
Bank of America 0.16%, dated 7/31/12, to
be repurchased on 8/1/12, repurchase
price $10,645,418 (collateralized by U.S.
government obligations 1.00%-4.50%
5/15/14-5/15/38; market value $10,858,279)	10,645,371	10,645,371

	Principal amount°		Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas 0.16%, dated 7/31/12, to be
repurchased on 8/1/12, repurchase price
$7,979,664 (collateralized by
U.S. government obligations
0.125%-1.25% 7/31/14-4/30/17;
market value $8,139,221)	USD	7,979,629	$7,979,629
			18,625,000
≠U.S. Treasury Obligation – 0.56%
U.S. Treasury Bill 0.076% 8/23/12		8,024,848	8,024,599
			8,024,599
Total Short-Term Investments
(cost $39,952,639)			39,953,466

Total Value of Securities Before Securities
Lending Collateral – 99.04%
(cost $1,324,604,942)			1,408,435,886

	Number of shares
**Securities Lending Collateral – 0.01%
Investment Companies
Delaware Investments Collateral Fund No.1		147,060	147,060
†@Mellon GSL Reinvestment Trust II		230,639	0
Total Securities Lending Collateral
(cost $377,699)			147,060

Total Value of Securities – 99.05%
(cost $1,324,982,641)			1,408,582,946	©
**Obligation to Return Securities
Lending Collateral – (0.03%)			(377,699)
Receivables and Other Assets
Net of Other Liabilities – 0.98%			13,895,123	«
Net Assets Applicable to 227,147,565
Shares Outstanding – 100.00%			$1,422,100,370

Statements of net assets
Delaware Corporate Bond Fund

Net Asset Value – Delaware Corporate Bond Fund
Class A ($638,481,637 / 101,985,401 Shares)	$6.26
Net Asset Value – Delaware Corporate Bond Fund
Class B ($4,739,281 / 757,241 Shares)	$6.26
Net Asset Value – Delaware Corporate Bond Fund
Class C ($249,028,662 / 39,771,734 Shares)	$6.26
Net Asset Value – Delaware Corporate Bond Fund
Class R ($22,660,899 / 3,616,864 Shares)	$6.27
Net Asset Value – Delaware Corporate Bond Fund
Institutional Class ($507,189,891 / 81,016,325 Shares)	$6.26

Components of Net Assets at July 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$1,313,687,600
Undistributed net investment income	481,687
Accumulated net realized gain on investments	25,218,083
Net unrealized appreciation of investments and derivatives	82,713,000
Total net assets	$1,422,100,370

°	Principal amount shown is stated in the currency in which each security is denominated.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2012, the aggregate value of Rule 144A securities was $342,304,571, which represented 24.07% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at July 31, 2012.
•	Variable rate security. The rate shown is the rate as of July 31, 2012. Interest rates reset periodically.
@	Illiquid security. At July 31, 2012, the aggregate value of illiquid securities was $2,579,960, which represented 0.18% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
*	Fully or partially on loan.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At July 31, 2012, the aggregate value of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

‡	Non income producing security. Security is currently in default.
Δ	Securities have been classified by country of origin.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at July 31, 2012.
†	Non-income producing security.
∏	Restricted security. This investment is in a security not registered under the Securities Act of 1933, as amended, and has certain restrictions on resale which may limit its liquidity. At July 31, 2012, the aggregate value of the restricted security was $1,860,000, which represents 0.13% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
©	Includes $364,149 of securities loaned.
«	Includes $589,200 cash collateral for futures contracts and foreign currency valued at $2,062,739 with a cost of $2,020,710.

Net Asset Value and Offering Price Per Share –
Delaware Corporate Bond Fund
Net asset value Class A (A)	$6.26
Sales charge (4.50% of offering price) (B)	0.29
Offering price	$6.55

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Statements of net assets
Delaware Corporate Bond Fund

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at July 31, 2012:[1]

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	EUR	(1,550,563)	USD	1,907,617	8/31/12	$(837)
BAML	HUF	(737,233,760)	USD	3,116,477	8/31/12	(86,587)
BAML	MXN	142,234	USD	(10,538)	8/31/12	118
GSC	GBP	190,846	USD	(295,821)	8/31/12	3,324
HSBC	EUR	(684,925)	USD	842,986	8/31/12	(30)
JPMC	CHF	5,924,358	USD	(6,070,039)	8/31/12	2,455
						$(81,557)

Futures Contracts

				Unrealized
	Notional Cost			Appreciation
Contracts to Buy (Sell)	(Proceeds)	Notional Value	Expiration Date	(Depreciation)
(1,360) U.S. Treasury 10 yr Note	$(180,591,340)	$(183,132,500)	9/28/12	$(2,541,160)
463 U.S. Treasury Long Bond	68,130,334	69,927,469	9/28/12	1,797,135
	$(112,461,006)			$(744,025)

Swap Contracts
CDS Contracts

				Annual		Unrealized
	Swap			Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Notional Value		Payments	Date	(Depreciation)
	Protection Purchased:
BAML	ITRAXX Europe Subordinate
	Financials 17.1 5 yr CDS	EUR	2,400,000	5.00%	6/20/17	$153,547
BCLY	Kingdom of Spain 5 yr CDS	USD	1,220,000	1.00%	3/20/17	38,256
BCLY	Nucor 5 yr CDS		6,075,000	1.00%	6/20/17	21,300
CITI	CDX.NA.HY.18		2,737,350	5.00%	6/20/17	21,023
JPMC	CDX.NA.HY.18		1,717,650	5.00%	6/20/17	14,194
JPMC	ITRAXX Europe Crossover
	Financials 17.1 5 yr CDS	EUR	1,925,000	5.00%	6/20/17	(304)
JPMC	ITRAXX Europe Subordinate
	Financials 17.1 5 yr CDS	EUR	1,300,000	5.00%	6/20/17	83,955
JPMC	MeadWestvaco 5 yr CDS	USD	3,900,000	1.00%	12/20/16	(136,072)
MSC	Kingdom of Spain 5 yr CDS		3,581,000	1.00%	6/20/17	63,086
MSC	People’s Republic of China 5 yr CDS		4,414,000	1.00%	12/20/16	(205,972)
MSC	Republic of France 5 yr CDS		2,204,000	0.25%	12/20/16	(50,583)
						$2,430
	Protection Sold / Moody’s Rating:
BCLY	Barrick Gold 5 yr CDS / Baa	USD	6,075,000	1.00%	6/20/17	$(67,665)
JPMC	Georgia Pacific 5 yr CDS / Baa		3,900,000	1.00%	12/20/16	111,633
						$43,968
Total						$46,398

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

Statements of net assets
Delaware Corporate Bond Fund

Summary of abbreviations:
AUD — Australian Dollar
BAML — Bank of America Merrill Lynch
BCLY — Barclays Bank
BRL — Brazilian Real
CAD — Canadian Dollar
CDS — Credit Default Swap
CHF — Swiss Franc
CITI — Citigroup Global Markets
CLP — Chilean Peso
EUR — European Monetary Unit
GBP — British Pound Sterling
GSC — Goldman Sachs Capital
HSBC — Hong Kong Shanghai Bank
HUF — Hungarian Forint
HY — High Yield
IDR — Indonesian Rupiah
IRS — Interest Rate Swaption
JPMC — JPMorgan Chase Bank
KRW — South Korean Won
MSC — Morgan Stanley Capital
MXN — Mexican Peso
USD — United States Dollar
yr — Year

See accompanying notes, which are an integral part of the financial statements.

Delaware Extended Duration Bond Fund	July 31, 2012

		Principal amount°		Value (U.S. $)
Commercial Mortgage-Backed Securities – 0.01%
	Merrill Lynch Mortgage Trust
	#Series 2002-MW1 J 144A 5.695% 7/12/34	USD	110,000	$98,203
	Series 2005-CIP1 A2 4.96% 7/12/38		14,129	14,374
Total Commercial Mortgage-Backed Securities
	(cost $99,947)			112,577

Convertible Bonds – 1.38%
Φ	ArvinMeritor 4.00% exercise price $26.73,
	expiration date 2/15/27		2,472,000	1,764,390
	L-3 Communications Holdings 3.00%
	exercise price $92.17, expiration date 8/1/35		3,445,000	3,423,468
	Linear Technology 3.00% exercise price $42.72,
	expiration date 5/1/27		825,000	866,250
	Live Nation Entertainment 2.875%
	exercise price $27.14, expiration date 7/14/27		1,180,000	1,143,125
	MGM Resorts International 4.25%
	exercise price $18.58, expiration date 4/10/15		2,043,000	2,027,678
#	Owens-Brockway Glass Container 144A 3.00%
	exercise price $47.47, expiration date 5/28/15		806,000	779,805
	PHH 4.00% exercise price $25.80,
	expiration date 9/1/14		1,183,000	1,166,734
	Steel Dynamics 5.125% exercise price $17.55,
	expiration date 6/15/14		277,000	299,853
Total Convertible Bonds (cost $11,330,876)				11,471,303

Corporate Bonds – 84.09%
Banking – 7.18%
	Abbey National Treasury Services 4.00% 4/27/16		7,800,000	7,852,914
	AgriBank 9.125% 7/15/19		1,210,000	1,603,325
	Bank of America 5.70% 1/24/22		4,505,000	5,155,616
•	Bear Stearns 3.905% 12/7/12	AUD	1,410,000	1,478,367
	Capital One Capital V 10.25% 8/15/39	USD	3,080,000	3,203,200
	City National 5.25% 9/15/20		1,155,000	1,252,922
@#	CoBank 144A 7.875% 4/16/18		935,000	1,171,001
•	Fifth Third Capital Trust IV 6.50% 4/15/37		3,515,000	3,523,788
•#	HBOS Capital Funding 144A 6.071% 6/29/49		5,380,000	3,698,750
	HSBC Holdings 6.10% 1/14/42		2,825,000	3,718,386
	KeyBank 6.95% 2/1/28		2,467,000	3,013,120

Statements of net assets
Delaware Extended Duration Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
	Morgan Stanley 6.375% 7/24/42	USD	2,210,000	$2,227,689
•#	PNC Preferred Funding Trust II 144A 1.69% 3/31/49		3,900,000	3,104,556
•	Regions Financing Trust II 6.625% 5/15/47		5,040,000	4,939,200
	Santander Holdings USA 4.625% 4/19/16		875,000	868,562
	SVB Financial Group 5.375% 9/15/20		1,705,000	1,892,229
	US Bancorp 2.95% 7/15/22		2,460,000	2,492,706
•	USB Capital IX 3.50% 10/29/49		2,990,000	2,473,717
•#	USB Realty 144A 1.602% 12/22/49		400,000	335,064
	Wachovia 6.60% 1/15/38		2,910,000	3,981,276
	Zions Bancorp
	5.50% 11/16/15		900,000	920,189
	7.75% 9/23/14		750,000	817,619
				59,724,196
Basic Industry – 8.63%
	Alcoa 6.75% 7/15/18		1,693,000	1,925,603
	ArcelorMittal
	6.50% 2/25/22		2,050,000	2,057,942
	7.25% 10/15/39		4,880,000	4,710,030
	Barrick Gold 5.25% 4/1/42		5,085,000	5,764,752
	Cabot 3.70% 7/15/22		2,365,000	2,421,412
	CF Industries
	6.875% 5/1/18		2,130,000	2,582,625
	7.125% 5/1/20		2,630,000	3,294,075
#	CODELCO 144A 3.00% 7/17/22		5,710,000	5,704,730
	Dow Chemical
	5.25% 11/15/41		3,440,000	4,023,823
	8.55% 5/15/19		1,375,000	1,869,935
	Eastman Chemical 4.80% 9/1/42		3,065,000	3,343,872
#	Essar Steel Algoma 144A 9.375% 3/15/15		1,070,000	1,043,250
	Freeport-McMoRan Copper & Gold 3.55% 3/1/22		4,840,000	4,895,699
	Georgia-Pacific
	8.00% 1/15/24		6,280,000	8,642,956
	#144A 8.25% 5/1/16		185,000	200,905
	Hexion 8.875% 2/1/18		705,000	717,338
	International Paper
	6.00% 11/15/41		5,130,000	6,255,070
	7.30% 11/15/39		1,000,000	1,319,378
	9.375% 5/15/19		1,185,000	1,607,595

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
	Kinross Gold 6.875% 9/1/41	USD	2,235,000	$2,286,068
	LyondellBasell Industries 5.75% 4/15/24		2,040,000	2,320,500
	Momentive Performance Materials 11.50% 12/1/16		655,000	453,588
	Teck Resources
	3.75% 2/1/23		2,100,000	2,086,518
	5.20% 3/1/42		2,265,000	2,209,784
				71,737,448
Brokerage – 1.48%
	E Trade Financial 12.50% 11/30/17		1,065,000	1,224,750
	Jefferies Group
	6.25% 1/15/36		680,000	666,400
	6.45% 6/8/27		2,640,000	2,640,000
	6.875% 4/15/21		2,025,000	2,095,875
	Lazard Group 6.85% 6/15/17		3,271,000	3,675,973
	Nuveen Investments 10.50% 11/15/15		1,940,000	1,978,800
				12,281,798
Capital Goods – 2.34%
#	ADT 144A 4.875% 7/15/42		8,360,000	8,980,546
	Ball
	7.125% 9/1/16		188,000	205,155
	7.375% 9/1/19		282,000	314,430
#	Cemex Espana Luxembourg 144A 9.25% 5/12/20		2,500,000	2,225,000
	RSC Equipment Rental 10.25% 11/15/19		820,000	928,650
#	URS 144A 5.00% 4/1/22		2,320,000	2,352,095
#	Votorantim Cimentos 144A 7.25% 4/5/41		2,900,000	3,055,150
	Waste Management 7.10% 8/1/26		1,025,000	1,394,220
				19,455,246
Communications – 11.09%
	America Movil
	3.125% 7/16/22		1,250,000	1,289,286
	4.375% 7/16/42		6,000,000	6,319,314
	American Tower 5.90% 11/1/21		2,000,000	2,272,066
#	Brasil Telecom 144A 5.75% 2/10/22		3,485,000	3,589,550
	Cablevision Systems 8.00% 4/15/20		1,955,000	2,174,938
	CBS 4.85% 7/1/42		7,630,000	8,081,978
#	CC Holdings GS V 144A 7.75% 5/1/17		235,000	255,856
	CenturyLink 7.65% 3/15/42		4,150,000	4,275,907

Statements of net assets
Delaware Extended Duration Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
#	Clearwire Communications 144A 12.00% 12/1/15	USD	2,190,000	$2,071,550
	Comcast 6.95% 8/15/37		5,072,000	6,988,871
	Cricket Communications 7.75% 10/15/20		735,000	705,600
	Crown Castle International 9.00% 1/15/15		660,000	723,113
#	Crown Castle Towers 144A 4.883% 8/15/20		2,000,000	2,201,570
	Deutsche Telekom International Finance
	#144A 4.875% 3/6/42		5,000,000	5,309,055
	8.75% 6/15/30		1,335,000	1,974,181
#	Digicel Group 144A
	8.875% 1/15/15		1,050,000	1,073,625
	10.50% 4/15/18		520,000	560,300
	DIRECTV Holdings 5.15% 3/15/42		5,945,000	6,425,094
	DISH DBS
	#144A 5.875% 7/15/22		600,000	621,000
	7.875% 9/1/19		380,000	443,650
	Intelsat Bermuda 11.25% 2/4/17		1,180,000	1,231,625
	Interpublic Group 4.00% 3/15/22		875,000	907,171
#	Nara Cable Funding 144A 8.875% 12/1/18		4,045,000	3,579,825
	NBCUniversal Media 5.95% 4/1/41		2,225,000	2,828,574
#	Oi 144A 9.75% 9/15/16	BRL	1,833,000	935,523
	Qwest Communications International
	7.125% 4/1/18	USD	700,000	747,250
	Sprint Capital 6.875% 11/15/28		1,460,000	1,314,000
#	Sprint Nextel 144A 7.00% 3/1/20		960,000	1,048,800
	Telefonica Emisiones
	5.134% 4/27/20		1,000,000	892,576
	5.462% 2/16/21		4,095,000	3,691,573
	Time Warner Cable 5.50% 9/1/41		4,415,000	5,170,874
	US West Communications 6.875% 9/15/33		3,510,000	3,553,875
#	VimpelCom Holdings 144A 7.504% 3/1/22		1,520,000	1,485,800
	Virgin Media Secured Finance 6.50% 1/15/18		4,725,000	5,221,125
#	Wind Acquisition Finance 144A
	7.25% 2/15/18		530,000	474,350
	11.75% 7/15/17		1,340,000	1,118,900
#	XM Satellite Radio 144A 13.00% 8/1/13		570,000	635,550
				92,193,895

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical – 7.01%
Chrysler Group 8.25% 6/15/21	USD	2,825,000	$2,955,656
eBay 4.00% 7/15/42		8,825,000	8,924,501
Ford Motor 7.45% 7/16/31		1,125,000	1,402,031
Ford Motor Credit 5.00% 5/15/18		2,010,000	2,147,398
Harrah’s Operating 11.25% 6/1/17		335,000	364,313
Host Hotels & Resorts
5.875% 6/15/19		1,130,000	1,245,825
6.00% 11/1/20		295,000	327,819
6.00% 10/1/21		900,000	1,014,750
Lowe’s 4.65% 4/15/42		7,610,000	8,752,177
Macy’s Retail Holdings
5.125% 1/15/42		4,140,000	4,574,245
7.875% 7/15/15		150,000	177,181
MGM Resorts International
10.375% 5/15/14		90,000	102,600
11.125% 11/15/17		110,000	123,475
11.375% 3/1/18		1,580,000	1,832,800
13.00% 11/15/13		175,000	199,938
OSI Restaurant Partners 10.00% 6/15/15		1,735,000	1,787,067
Quiksilver 6.875% 4/15/15		1,000,000	945,000
# QVC 144A 5.125% 7/2/22		5,105,000	5,330,718
Ryland Group 8.40% 5/15/17		495,000	571,725
Target 4.00% 7/1/42		9,750,000	10,488,396
Time Warner 4.90% 6/15/42		1,690,000	1,858,027
Wyndham Worldwide 5.625% 3/1/21		2,880,000	3,187,143
			58,312,785
Consumer Non-Cyclical – 12.74%
Amgen 5.375% 5/15/43		6,745,000	7,721,352
Anheuser-Busch InBev Worldwide
3.75% 7/15/42		6,500,000	6,855,966
Celgene 5.70% 10/15/40		4,895,000	5,701,853
Corn Products 6.625% 4/15/37		5,325,000	6,771,803
Delhaize Group 5.70% 10/1/40		1,895,000	1,582,488
Energizer Holdings 4.70% 5/24/22		4,000,000	4,287,188
Estee Lauder 3.70% 8/15/42		6,525,000	6,590,093
HCA Holdings 7.75% 5/15/21		570,000	623,438

Statements of net assets
Delaware Extended Duration Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
	Koninklijke Philips Electronics 5.00% 3/15/42	USD	1,900,000	$2,193,406
#	Kraft Foods Group 144A 5.00% 6/4/42		9,250,000	10,475,912
	Kroger 5.00% 4/15/42		6,450,000	6,708,045
	Mattel 5.45% 11/1/41		4,440,000	5,200,004
	Molson Coors Brewing 5.00% 5/1/42		7,415,000	8,835,662
#	Pernod-Ricard 144A 5.50% 1/15/42		8,024,000	9,118,738
	Quest Diagnostics 5.75% 1/30/40		4,875,000	5,923,081
#	SABMiller Holdings 144A
	3.75% 1/15/22		3,625,000	3,983,418
	4.95% 1/15/42		5,575,000	6,722,079
	Safeway 4.75% 12/1/21		3,505,000	3,423,491
	Tyson Foods 4.50% 6/15/22		3,185,000	3,232,775
				105,950,792
Electric – 7.75%
	AES 8.00% 6/1/20		325,000	383,500
	Ameren Illinois 9.75% 11/15/18		2,180,000	2,968,576
	CMS Energy 5.05% 3/15/22		3,600,000	3,855,809
	ComEd Financing III 6.35% 3/15/33		4,800,000	4,947,610
#	Enel Finance International 144A
	6.00% 10/7/39		4,800,000	3,982,930
•	FPL Group Capital
	6.35% 10/1/66		4,362,000	4,540,606
	6.65% 6/15/67		975,000	1,024,811
	Great Plains Energy 5.292% 6/15/22		3,140,000	3,477,355
•	Integrys Energy Group 6.11% 12/1/66		4,110,000	4,257,874
	Ipalco Enterprises 5.00% 5/1/18		830,000	859,050
	LG&E & KU Energy 3.75% 11/15/20		525,000	547,206
#	Oncor Electric Delivery 144A 4.55% 12/1/41		5,500,000	5,685,631
	PPL Capital Funding
	4.20% 6/15/22		930,000	970,849
	•6.70% 3/30/67		4,780,000	4,892,397
	Puget Sound Energy
	4.434% 11/15/41		4,870,000	5,703,832
	•6.974% 6/1/67		2,495,000	2,625,324
	SCANA 4.125% 2/1/22		2,250,000	2,321,417
	Southwestern Public Service 4.50% 8/15/41		5,040,000	5,908,189
•	Wisconsin Energy 6.25% 5/15/67		5,245,000	5,539,187
				64,492,153

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Energy – 7.09%
	Apache 4.75% 4/15/43	USD	2,640,000	$3,133,355
#	CNOOC Finance 2012 144A 3.875% 5/2/22		1,950,000	2,107,775
	Devon Energy 4.75% 5/15/42		1,085,000	1,225,599
#	ENI 144A 5.70% 10/1/40		3,450,000	3,575,690
	Laredo Petroleum 9.50% 2/15/19		1,910,000	2,167,850
	Newfield Exploration 5.625% 7/1/24		2,250,000	2,401,875
#	Pertamina Persero 144A 4.875% 5/3/22		3,400,000	3,578,500
	Petrobras International Finance
	5.375% 1/27/21		4,850,000	5,449,858
	6.75% 1/27/41		1,445,000	1,821,128
	Petrohawk Energy 7.25% 8/15/18		5,575,000	6,316,715
#	Petroleos Mexicanos 144A
	5.50% 6/27/44		1,540,000	1,720,950
	6.50% 6/2/41		2,998,000	3,807,460
#	Sinopec Group Overseas Development 2012 144A
	2.75% 5/17/17		3,390,000	3,514,447
	Talisman Energy 5.50% 5/15/42		5,545,000	6,180,019
	Transocean 6.375% 12/15/21		2,945,000	3,549,411
	Weatherford Bermuda 5.95% 4/15/42		7,820,000	8,417,377
				58,968,009
Finance Companies – 3.27%
	FTI Consulting
	6.75% 10/1/20		865,000	912,575
	7.75% 10/1/16		375,000	389,063
	General Electric Capital
	5.875% 1/14/38		4,665,000	5,691,616
	•6.25% 12/15/49		3,200,000	3,286,720
	•7.125% 12/15/49		4,000,000	4,344,384
•#	ILFC E-Capital Trust I 144A 4.28% 12/21/65		1,000,000	695,000
•#	ILFC E-Capital Trust II 144A 6.25% 12/21/65		1,250,000	943,750
	International Lease Finance
	5.875% 4/1/19		970,000	1,013,434
	6.25% 5/15/19		1,292,000	1,364,675
#	IPIC GMTN 144A 5.50% 3/1/22		3,807,000	4,275,261
#	LJ VP Holdings 144A 3.80% 6/18/19		2,145,000	2,216,875
	PHH 9.25% 3/1/16		1,935,000	2,099,475
				27,232,828

Statements of net assets
Delaware Extended Duration Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Insurance – 5.29%
	American International Group
	•8.175% 5/15/58	USD	2,575,000	$2,948,375
	8.25% 8/15/18		2,470,000	3,050,561
•	Chubb 6.375% 3/29/67		2,555,000	2,682,750
	Coventry Health Care 5.45% 6/15/21		2,555,000	2,920,347
#	Highmark 144A 6.125% 5/15/41		3,410,000	3,787,477
•	ING Groep 5.775% 12/29/49		3,200,000	2,840,000
#	Liberty Mutual Group 144A
	4.95% 5/1/22		1,650,000	1,692,880
	6.50% 5/1/42		4,524,000	4,871,896
	•7.00% 3/15/37		1,600,000	1,448,000
#	MetLife Capital Trust IV 144A 7.875% 12/15/37		900,000	1,030,500
#	MetLife Capital Trust X 144A 9.25% 4/8/38		3,530,000	4,412,500
#	Metropolitan Life Global Funding I 144A
	3.875% 4/11/22		1,125,000	1,215,554
	Prudential Financial 5.625% 5/12/41		3,210,000	3,516,693
	Transatlantic Holdings 8.00% 11/30/39		704,000	875,763
	WellPoint 4.625% 5/15/42		5,050,000	5,241,501
•#	ZFS Finance USA Trust II 144A 6.45% 12/15/65		1,395,000	1,443,825
				43,978,622
Natural Gas – 5.09%
*	AGL Capital 5.875% 3/15/41		4,005,000	5,323,530
	AmeriGas Finance
	6.75% 5/20/20		310,000	328,600
	7.00% 5/20/22		305,000	324,825
	Boston Gas
	#144A 4.487% 2/15/42		2,725,000	3,137,835
	@6.95% 12/1/23		200,000	255,528
	El Paso Pipeline Partners Operating
	6.50% 4/1/20		750,000	885,028
	7.50% 11/15/40		3,065,000	3,997,005
•	Enbridge Energy Partners 8.05% 10/1/37		4,750,000	5,305,513
	Energy Transfer Partners 9.70% 3/15/19		681,000	885,053
•	Enterprise Products Operating 7.034% 1/15/68		3,020,000	3,295,545
#	Florida Gas Transmission 144A 3.875% 7/15/22		2,275,000	2,332,341
	Kinder Morgan Energy Partners 6.95% 1/15/38		5,050,000	6,360,479

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Natural Gas (continued)
NiSource Finance
5.95% 6/15/41	USD	3,000,000	$3,613,530
6.25% 12/15/40		1,710,000	2,140,125
• TransCanada Pipelines 6.35% 5/15/67		3,940,000	4,117,123
			42,302,060
Real Estate – 2.45%
Alexandria Real Estate Equities 4.60% 4/1/22		3,215,000	3,340,626
Boston Properties 3.85% 2/1/23		2,820,000	2,975,320
DDR
4.625% 7/15/22		1,035,000	1,057,701
7.875% 9/1/20		2,010,000	2,485,831
Digital Realty Trust 5.25% 3/15/21		2,270,000	2,507,208
Health Care REIT 6.50% 3/15/41		3,615,000	4,253,019
Liberty Property 4.125% 6/15/22		1,705,000	1,768,068
# WEA Finance 144A 4.625% 5/10/21		1,805,000	1,954,988
			20,342,761
Technology – 1.92%
Applied Materials 5.85% 6/15/41		1,750,000	2,249,495
CDW 12.535% 10/12/17		1,925,000	2,074,188
Corning 4.75% 3/15/42		3,245,000	3,577,921
First Data 11.25% 3/31/16		1,780,000	1,704,350
GXS Worldwide 9.75% 6/15/15		1,320,000	1,356,300
Motorola Solutions 3.75% 5/15/22		4,845,000	4,970,712
			15,932,966
Transportation – 0.76%
# ERAC USA Finance 144A 5.625% 3/15/42		5,875,000	6,329,155
			6,329,155
Total Corporate Bonds (cost $646,179,355)			699,234,714

Municipal Bonds – 4.40%
California State Various Purposes 5.00% 10/1/41		935,000	1,022,254
Chicago, Illinois O’Hare International Airport
Taxable Build America Bond Series B
6.395% 1/1/40		3,800,000	5,022,423
Long Island Power Authority, New York Electric
System Revenue Taxable Build America Bond
5.85% 5/1/41		3,600,000	4,266,792

Statements of net assets
Delaware Extended Duration Bond Fund

	Principal amount°		Value (U.S. $)
Municipal Bonds (continued)
Los Angeles, California Department of Water &
Power Revenue Taxable Build America Bond
6.574% 7/1/45	USD	2,225,000	$3,317,097
Metropolitan Transportation Authority,
New York Taxable Build America Bond
(Dedicated Tax Fund) Series C-1
6.687% 11/15/40		3,000,000	4,109,910
(Transportation) Series A2
6.089% 11/15/40		3,205,000	4,150,571
New Jersey Transportation Trust Fund Authority
Series B 5.00% 6/15/42		2,500,000	2,805,075
Oregon Department of Transportation Highway
User Tax Revenue Taxable Build America
Bond (Subordinate Lien Direct Payment)
Series A 5.834% 11/15/34		1,605,000	2,130,525
Puerto Rico Commonwealth Refunding
(Public Improvement) Series A 5.00% 7/1/41		4,600,000	4,655,430
San Francisco Bay Area Toll Authority,
California Toll Bridge Revenue Taxable Build
America Bond Series S3 6.907% 10/1/50		1,485,000	2,185,875
Triborough Bridge & Tunnel Authority, New York
Revenue Taxable Build America Bond
Series A-2 5.45% 11/15/32		2,310,000	2,948,553
Total Municipal Bonds (cost $29,187,691)			36,614,505

ΔRegional Bonds – 0.36%
Australia – 0.20%
New South Wales Treasury
6.00% 4/1/19	AUD	955,000	1,151,094
6.00% 3/1/22	AUD	426,000	519,878
			1,670,972
Canada – 0.16%
Ontario Province 3.15% 6/2/22	CAD	1,305,000	1,353,716
			1,353,716
Total Regional Bonds (cost $2,907,013)			3,024,688

	Principal amount°		Value (U.S. $)
«Senior Secured Loans – 1.12%
Alliance HealthCare Services 7.25% 6/1/16	USD	400,121	$373,447
Burlington Coat Factory Warehouse 5.75% 5/1/17		750,002	749,814
Chrysler Group 6.00% 4/28/17		1,386,000	1,410,504
Immucor Tranche B 7.25% 7/2/18		1,205,888	1,215,305
Kinetic Concepts Tranche B 7.00% 1/12/18		2,114,375	2,148,206
Nuveen Investments 8.25% 3/1/19		620,000	625,425
Reynolds Group Holdings Tranche C
6.50% 7/7/18		1,232,153	1,250,943
Zayo Group Tranche B 7.125% 3/18/19		1,500,000	1,519,696
Total Senior Secured Loans (cost $9,114,392)			9,293,340

ΔSovereign Bonds – 2.51%
Australia – 0.16%
Australian Government Inflation-Linked Bond
4.00% 8/20/15	AUD	697,000	1,330,333
			1,330,333
Brazil – 0.18%
Republic of Brazil 5.625% 1/7/41	USD	1,110,000	1,454,100
			1,454,100
Chile – 0.15%
Chile Government International Bond
5.50% 8/5/20	CLP	537,000,000	1,224,171
			1,224,171
Colombia – 0.43%
Republic of Colombia 6.125% 1/18/41	USD	2,589,000	3,592,238
			3,592,238
Indonesia – 0.55%
Indonesia Government 11.00% 11/15/20	IDR	7,466,000,000	1,063,510
# Republic of Indonesia 144A 5.25% 1/17/42	USD	3,121,000	3,534,532
			4,598,042
Mexico – 0.36%
United Mexican 4.75% 3/8/44		2,590,000	2,997,925
			2,997,925
Philippines – 0.23%
Republic of Philippines 5.00% 1/13/37		1,640,000	1,918,800
			1,918,800

Statements of net assets
Delaware Extended Duration Bond Fund

	Principal amount°		Value (U.S. $)
ΔSovereign Bonds (continued)
Republic of Korea – 0.17%
Korea Treasury Inflation-Linked Bond
2.75% 6/10/20	KRW	1,374,669,400	$1,397,164
			1,397,164
Russia – 0.14%
Russian-Eurobond 7.50% 3/31/30	USD	933,800	1,161,460
			1,161,460
Sri Lanka – 0.12%
# Republic of Sri Lanka 144A 5.875% 7/25/22		970,000	986,975
			986,975
United Kingdom – 0.02%
United Kingdom Treasury Gilt 4.00% 3/7/22	GBP	96,253	185,167
			185,167
Total Sovereign Bonds (cost $18,387,796)			20,846,375

U.S. Treasury Obligations – 2.50%
U.S. Treasury Bond 3.125% 2/15/42	USD	3,205,000	3,572,072
U.S. Treasury Note 1.75% 5/15/22		5,770,000	5,907,038
^∞ U.S. Treasury Strip Principal 3.191% 5/15/42		25,505,000	11,343,450
Total U.S. Treasury Obligations
(cost $20,165,744)			20,822,560

	Number of shares
Preferred Stock – 1.36%
Alabama Power 5.625%		16,200	422,496
Ally Financial
#144A 7.00%		1,390	1,249,176
∏•8.50%		40,000	930,000
BB&T 5.85%		57,275	1,508,624
• PNC Financial Services Group
6.125%		60,000	1,638,600
8.25%		1,615,000	1,671,917
Regency Centers 6.625%		87,759	2,330,879
• US Bancorp
6.00%		10,000	273,200
6.50%		44,000	1,276,440
Total Preferred Stock (cost $10,833,144)			11,301,332

	Number of contracts		Value (U.S. $)
Options Purchased – 0.05%
Put Swaptions – 0.05%
10 yr IRS strike rate 4.00%,
expiration date 5/23/17 (GSC)		10,900,000	$359,945
30 yr IRS strike rate 3.38%,
expiration date 2/28/13 (BAML)		20,900,000	19,063
Total Options Purchased (premium paid $680,610)			379,008

	Principal amount°
Short-Term Investments – 1.64%
≠Discount Notes – 1.02%
Fannie Mae 0.10% 8/20/12	USD	963,788	963,777
Federal Home Loan Bank
0.07% 8/2/12		1,985,088	1,985,086
0.08% 8/1/12		248,799	248,799
0.095% 8/24/12		3,105,458	3,105,418
0.12% 9/28/12		2,141,695	2,141,453
			8,444,533
≠U.S. Treasury Obligation – 0.62%
U.S. Treasury Bill 0.076% 8/23/12		5,150,372	5,150,212
			5,150,212
Total Short-Term Investments (cost $13,594,304)			13,594,745

Total Value of Securities Before Securities
Lending Collateral – 99.42%
(cost $762,480,872)			826,695,147

	Number of shares
**Securities Lending Collateral – 0.16%
Investment Companies
Delaware Investments Collateral Fund No.1		1,290,522	1,290,522
†@Mellon GSL Reinvestment Trust II		96,378	0
Total Securities Lending Collateral
(cost $1,386,900)			1,290,522

Statements of net assets
Delaware Extended Duration Bond Fund

Total Value of Securities – 99.58%
(cost $763,867,772)	$827,985,669	©
**Obligation to Return Securities
Lending Collateral – (0.17%)	(1,386,900)
Receivables and Other Assets
Net of Other Liabilities – 0.59%	4,910,208	«
Net Assets Applicable to 116,365,624
Shares Outstanding – 100.00%	$831,508,977

Net Asset Value – Delaware Extended Duration Bond Fund
Class A ($402,639,667 / 56,315,539 Shares)	$7.15
Net Asset Value – Delaware Extended Duration Bond Fund
Class B ($1,886,949 / 264,434 Shares)	$7.14
Net Asset Value – Delaware Extended Duration Bond Fund
Class C ($62,274,699 / 8,712,741 Shares)	$7.15
Net Asset Value – Delaware Extended Duration Bond Fund
Class R ($20,079,843 / 2,805,175 Shares)	$7.16
Net Asset Value – Delaware Extended Duration Bond Fund
Institutional Class ($344,627,819 / 48,267,735 Shares)	$7.14

Components of Net Assets at July 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$719,207,867
Undistributed net investment income	1,045,441
Accumulated net realized gain on investments	41,112,804
Net unrealized appreciation of investments and derivatives	70,142,865
Total net assets	$831,508,977

°	Principal amount shown is stated in the currency in which each security is denominated.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2012, the aggregate value of Rule 144A securities was $168,873,077, which represented 20.31% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at July 31, 2012.
•	Variable rate security. The rate shown is the rate as of July 31, 2012. Interest rates reset periodically.
@	Illiquid security. At July 31, 2012, the aggregate value of illiquid securities was $1,426,529, which represented 0.17% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
*	Fully or partially on loan.
Δ	Securities have been classified by country of origin.
«

Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at July 31, 2012.

^	Zero coupon security. The rate shown is the yield at the time of purchase.
∞	Fully or partially pledged as collateral for futures contracts.
∏

Restricted security. This investment is in a security not registered under the Securities Act of 1933, as amended, and has certain restrictions on resale which may limit its liquidity. At July 31, 2012, the aggregate value of the restricted security was $930,000, which represented 0.11% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
†	Non income producing security.
©	Includes $1,335,867 of securities loaned.
«	Includes foreign currency valued at $107,280 with a cost of $108,311.

Statements of net assets
Delaware Extended Duration Bond Fund

Net Asset Value and Offering Price Per Share –
Delaware Extended Duration Bond Fund
Net asset value Class A (A)	$7.15
Sales charge (4.50% of offering price) (B)	0.34
Offering price	$7.49

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at July 31, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	HUF	(443,637,360)	USD	1,875,369	8/31/12	$(52,105)
BAML	MXN	84,113	USD	(6,232)	8/31/12	70
GSC	GBP	8,880	USD	(13,765)	8/31/12	155
HSBC	EUR	(1,330,064)	USD	1,637,003	8/31/12	(58)
JPMC	CHF	3,361,724	USD	(3,444,390)	8/31/12	1,393
						$(50,545)

Futures Contracts

					Unrealized
		Notional Cost			Appreciation
Contracts to Buy (Sell)		(Proceeds)	Notional Value	Expiration Date	(Depreciation)
(756)	U.S. Treasury 10 yr Note	$(100,430,227)	$(101,800,125)	9/28/12	$(1,369,898)
1,182	U.S. Treasury Long Bond	174,158,414	178,518,937	9/28/12	4,360,523
381	U.S. Treasury Ultra Term Bond	62,609,517	65,722,500	9/28/12	3,112,983
		$136,337,704			$6,103,608

Swap Contracts
CDS Contracts

				Annual		Unrealized
	Swap	Notional		Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value		Payments	Date	(Depreciation)
	Protection Purchased:
BAML	ITRAXX Europe Subordinate
	Financials 17.1 5 yr CDS	EUR	1,100,000	5.00%	6/20/17	$70,376
BCLY	Kingdom of Spain 5 yr CDS	USD	690,000	1.00%	3/20/17	21,637
BCLY	Nucor 5 yr CDS		3,425,000	1.00%	6/20/17	12,008
CITI	CDX.NA.HY.18		1,717,650	5.00%	6/20/17	13,192
JPMC	CDX.NA.HY.18		2,737,350	5.00%	6/20/17	22,621
JPMC	ITRAXX Europe Crossover
	17.1 5 yr CDS	EUR	1,255,000	5.00%	6/20/17	(199)
JPMC	ITRAXX Europe Subordinate
	Financials 17.1 5 yr CDS	EUR	1,860,000	5.00%	6/20/17	120,121
JPMC	MeadWestvaco 5 yr CDS	USD	2,600,000	1.00%	12/20/16	(90,715)
MSC	Kingdom of Spain 5 yr CDS		2,031,000	1.00%	6/20/17	35,780
MSC	People’s Republic of China
	5 yr CDS		2,975,000	1.00%	12/20/16	(138,823)
MSC	Republic of France 5 yr CDS		1,498,000	0.25%	12/20/16	(34,380)
						$31,618

	Protection Sold / Moody’s Rating:
BCLY	Barrick Gold 5 yr CDS / Baa	USD	3,425,000	1.00%	6/20/17	$(38,149)
JPMC	Georgia Pacific 5 yr CDS / Baa		2,600,000	1.00%	12/20/16	74,422
						$36,273
Total						$67,891

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

Statements of net assets
Delaware Extended Duration Bond Fund

Summary of abbreviations:
AUD — Australian Dollar
BAML — Bank of America Merrill Lynch
BCLY — Barclays Bank
BRL — Brazilian Real
CAD — Canadian Dollar
CDS — Credit Default Swap
CHF — Swiss Franc
CITI — Citigroup Global Markets
CLP — Chilean Peso
EUR — European Monetary Unit
GBP — British Pound Sterling
GSC — Goldman Sachs Capital
HSBC — Hong Kong Shanghai Bank
HUF — Hungarian Forint
HY — High Yield
IDR — Indonesian Rupiah
IRS — Interest Rate Swaption
JPMC — JPMorgan Chase Bank
KRW — South Korean Won
MSC — Morgan Stanley Capital
MXN — Mexican Peso
REIT — Real Estate Investment Trust
USD — United States Dollar
yr — Year

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Year Ended July 31, 2012

	Delaware	Delaware
	Corporate	Extended
	Bond	Duration Bond
	Fund	Fund
Investment Income:
Interest	$53,337,910	$35,793,924
Dividends	900,055	496,146
Securities lending income	35,673	24,341
Foreign tax withheld	(56,130)	(12,158)
	54,217,508	36,302,253
Expenses:
Management fees	5,200,289	3,562,267
Distribution expense – Class A	1,450,561	1,156,577
Distribution expense – Class B	55,123	20,393
Distribution expense – Class C	1,776,810	419,299
Distribution expense – Class R	87,673	93,005
Dividend disbursing and transfer agent fees and expenses	1,483,420	784,181
Accounting and administration expenses	421,045	259,711
Registration fees	155,528	133,413
Reports and statements to shareholders	109,188	88,289
Legal fees	82,515	53,623
Trustees’ fees	51,062	31,425
Audit and tax	43,108	32,413
Custodian fees	38,350	25,104
Dues and services	14,452	11,528
Insurance fees	14,108	9,031
Pricing fees	9,197	9,317
Consulting fees	8,538	5,432
Trustees’ expenses	3,094	1,846
	11,004,061	6,696,854
Less fees waived	(209,101)	(378,577)
Less waived distribution expenses – Class A	(241,760)	(192,762)
Less waived distribution expenses – Class R	(14,612)	(15,501)
Less expense paid indirectly	(786)	(523)
Total operating expenses	10,537,802	6,109,491
Net Investment Income	43,679,706	30,192,762

	Delaware	Delaware
	Corporate	Extended
	Bond	Duration Bond
	Fund	Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$50,810,429	$40,396,665
Futures contracts	1,779,046	26,991,730
Foreign currencies	950,090	305,384
Swap contracts	(1,793,197)	(1,158,772)
Options written	(119,191)	(225,468)
Foreign currency exchange contracts	(331,321)	272,670
Net realized gain	51,295,856	66,582,209
Net change in unrealized appreciation (depreciation) of:
Investments	28,608,996	36,790,160
Foreign currencies	38,662	649
Options written	17,913	8,757
Futures contracts	(32,438)	4,763,263
Foreign currency exchange contracts	(247,625)	(119,860)
Swap contracts	(2,431,229)	(1,126,655)
Net change in unrealized appreciation (depreciation)	25,954,279	40,316,314
Net Realized and Unrealized Gain	77,250,135	106,898,523

Net Increase in Net Assets Resulting
from Operations	$120,929,841	$137,091,285

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Corporate Bond Fund

	Year Ended
	7/31/12	7/31/11
Increase in Net Assets from Operations:
Net investment income	$43,679,706	$44,109,977
Net realized gain	51,295,856	33,584,238
Net change in unrealized appreciation (depreciation)	25,954,279	7,684,323
Net increase in net assets resulting from operations	120,929,841	85,378,538

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(22,783,611)	(20,177,208)
Class B	(222,547)	(360,259)
Class C	(7,012,765)	(5,958,860)
Class R	(653,541)	(536,724)
Institutional Class	(19,391,320)	(23,146,689)

Net realized gain:
Class A	(9,737,378)	(18,619,739)
Class B	(130,539)	(400,441)
Class C	(3,416,230)	(6,355,176)
Class R	(327,404)	(474,102)
Institutional Class	(7,396,501)	(20,157,143)
	(71,071,836)	(96,186,341)

Capital Share Transactions:
Proceeds from shares sold:
Class A	338,262,584	155,538,522
Class B	277,356	97,900
Class C	123,176,095	36,483,043
Class R	18,466,418	7,492,056
Institutional Class	314,989,995	300,959,811

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	27,446,128	31,298,663
Class B	291,222	575,629
Class C	8,497,117	9,519,702
Class R	939,673	989,624
Institutional Class	20,864,861	34,711,566
	853,211,449	577,666,516

	Year Ended
	7/31/12	7/31/11
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(142,998,354)	$(200,246,754)
Class B	(2,675,205)	(3,680,277)
Class C	(28,009,322)	(50,191,010)
Class R	(9,386,693)	(6,651,589)
Institutional Class	(311,470,376)	(221,334,191)
	(494,539,950)	(482,103,821)
Increase in net assets derived
from capital share transactions	358,671,499	95,562,695
Net Increase in Net Assets	408,529,504	84,754,892

Net Assets:
Beginning of year	1,013,570,866	928,815,974
End of year	$1,422,100,370	$1,013,570,866
Undistributed (distributions in excess of)
net investment income	$481,687	$(361,280)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Extended Duration Bond Fund

	Year Ended
	7/31/12	7/31/11
Increase in Net Assets from Operations:
Net investment income	$30,192,762	$21,773,393
Net realized gain	66,582,209	16,770,963
Net change in unrealized appreciation (depreciation)	40,316,314	2,791,904
Net increase in net assets resulting from operations	137,091,285	41,336,260

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(18,674,402)	(15,852,945)
Class B	(83,820)	(131,629)
Class C	(1,693,707)	(1,089,216)
Class R	(707,267)	(695,505)
Institutional Class	(10,881,982)	(4,741,267)

Net realized gain:
Class A	(16,010,715)	(14,282,673)
Class B	(85,710)	(157,648)
Class C	(1,444,849)	(1,262,536)
Class R	(571,733)	(744,442)
Institutional Class	(7,635,267)	(3,440,914)
	(57,789,452)	(42,398,775)

Capital Share Transactions:
Proceeds from shares sold:
Class A	171,059,055	153,640,124
Class B	69,742	50,958
Class C	36,352,988	11,682,865
Class R	11,366,084	12,378,423
Institutional Class	239,026,113	110,747,266

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	33,163,574	28,522,062
Class B	142,406	222,194
Class C	2,732,122	1,924,842
Class R	1,271,526	1,439,947
Institutional Class	16,470,816	7,217,008
	511,654,426	327,825,689

	Year Ended
	7/31/12	7/31/11
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(196,787,813)	$(103,758,638)
Class B	(762,272)	(1,462,031)
Class C	(6,880,065)	(11,781,175)
Class R	(5,300,925)	(16,929,980)
Institutional Class	(63,403,613)	(44,476,105)
	(273,134,688)	(178,407,929)
Increase in net assets derived
from capital share transactions	238,519,738	149,417,760
Net Increase in Net Assets	317,821,571	148,355,245

Net Assets:
Beginning of year	513,687,406	365,332,161
End of year	$831,508,977	$513,687,406
Undistributed net investment income	$1,045,441	$936,905

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Corporate Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
7/31/12	7/31/11	7/31/10	7/31/09	7/31/08
$6.050	$6.080	$5.460	$5.240	$5.520

0.246	0.268	0.309	0.314	0.279
0.384	0.278	0.647	0.216	(0.272)
0.630	0.546	0.956	0.530	0.007

(0.284)	(0.305)	(0.336)	(0.310)	(0.287)
(0.136)	(0.271)	—	—	—
(0.420)	(0.576)	(0.336)	(0.310)	(0.287)

$6.260	$6.050	$6.080	$5.460	$5.240

11.04%	9.44%	17.91%	11.04%	0.04%

$638,481	$392,313	$409,671	$459,892	$268,659
0.94%	0.95%	0.94%	0.90%	0.90%

1.01%	1.09%	1.10%	1.11%	1.08%
4.11%	4.45%	5.31%	6.45%	5.10%

4.04%	4.31%	5.15%	6.24%	4.92%
202%	204%	219%	271%	355%

Financial highlights
Delaware Corporate Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
7/31/12	7/31/11	7/31/10	7/31/09	7/31/08
$6.050	$6.080	$5.460	$5.230	$5.520

0.200	0.223	0.265	0.278	0.238
0.385	0.278	0.647	0.225	(0.283)
0.585	0.501	0.912	0.503	(0.045)

(0.239)	(0.260)	(0.292)	(0.273)	(0.245)
(0.136)	(0.271)	—	—	—
(0.375)	(0.531)	(0.292)	(0.273)	(0.245)

$6.260	$6.050	$6.080	$5.460	$5.230

10.22%	8.62%	17.04%	10.43%	(0.90% )

$4,739	$6,705	$9,807	$11,938	$15,525
1.69%	1.70%	1.69%	1.65%	1.65%

1.71%	1.79%	1.80%	1.81%	1.78%
3.36%	3.70%	4.56%	5.70%	4.35%

3.34%	3.61%	4.45%	5.54%	4.22%
202%	204%	219%	271%	355%

Financial highlights
Delaware Corporate Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
7/31/12	7/31/11	7/31/10	7/31/09	7/31/08
$6.050	$6.090	$5.470	$5.240	$5.520

0.202	0.223	0.266	0.278	0.238
0.383	0.268	0.646	0.225	(0.273)
0.585	0.491	0.912	0.503	(0.035)

(0.239)	(0.260)	(0.292)	(0.273)	(0.245)
(0.136)	(0.271)	—	—	—
(0.375)	(0.531)	(0.292)	(0.273)	(0.245)

$6.260	$6.050	$6.090	$5.470	$5.240

10.21%	8.44%	17.01%	10.41%	(0.71% )

$249,029	$135,912	$141,328	$121,901	$62,211
1.69%	1.70%	1.69%	1.65%	1.65%

1.71%	1.79%	1.80%	1.81%	1.78%
3.36%	3.70%	4.56%	5.70%	4.35%

3.34%	3.61%	4.45%	5.54%	4.22%
202%	204%	219%	271%	355%

Financial highlights
Delaware Corporate Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
7/31/12	7/31/11	7/31/10	7/31/09	7/31/08
$6.050	$6.090	$5.470	$5.240	$5.520

0.231	0.253	0.295	0.302	0.265
0.394	0.268	0.646	0.226	(0.272)
0.625	0.521	0.941	0.528	(0.007)

(0.269)	(0.290)	(0.321)	(0.298)	(0.273)
(0.136)	(0.271)	—	—	—
(0.405)	(0.561)	(0.321)	(0.298)	(0.273)

$6.270	$6.050	$6.090	$5.470	$5.240

10.94%	8.98%	17.60%	10.97%	(0.21% )

$22,661	$11,981	$10,209	$11,229	$11,973
1.19%	1.20%	1.19%	1.15%	1.15%

1.31%	1.39%	1.40%	1.41%	1.38%
3.86%	4.20%	5.06%	6.20%	4.85%

3.74%	4.01%	4.85%	5.94%	4.62%
202%	204%	219%	271%	355%

Financial highlights
Delaware Corporate Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
7/31/12	7/31/11	7/31/10	7/31/09	7/31/08
$6.050	$6.090	$5.470	$5.240	$5.520

0.261	0.283	0.329	0.327	0.293
0.384	0.268	0.641	0.225	(0.273)
0.645	0.551	0.970	0.552	0.020

(0.299)	(0.320)	(0.350)	(0.322)	(0.300)
(0.136)	(0.271)	—	—	—
(0.435)	(0.591)	(0.350)	(0.322)	(0.300)

$6.260	$6.050	$6.090	$5.470	$5.240

11.32%	9.52%	18.40%	11.53%	0.10%

$507,190	$466,660	$357,801	$50,235	$205,197
0.69%	0.70%	0.69%	0.65%	0.65%

0.71%	0.79%	0.80%	0.81%	0.78%
4.36%	4.70%	5.56%	6.70%	5.35%

4.34%	4.61%	5.45%	6.54%	5.22%
202%	204%	219%	271%	355%

Financial highlights
Delaware Extended Duration Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
7/31/12	7/31/11	7/31/10	7/31/09	7/31/08
$6.380	$6.440	$5.600	$5.210	$5.460

0.300	0.318	0.348	0.344	0.296
1.055	0.268	0.850	0.385	(0.245)
1.355	0.586	1.198	0.729	0.051

(0.319)	(0.329)	(0.358)	(0.339)	(0.301)
(0.266)	(0.317)	—	—	—
(0.585)	(0.646)	(0.358)	(0.339)	(0.301)

$7.150	$6.380	$6.440	$5.600	$5.210

22.48%	9.74%	22.00%	15.17%	0.83%

$402,639	$352,060	$275,312	$184,538	$163,372
0.95%	0.95%	0.94%	0.90%	0.90%

1.06%	1.12%	1.18%	1.29%	1.23%
4.53%	5.07%	5.77%	7.03%	5.42%

4.42%	4.90%	5.53%	6.64%	5.09%
172%	147%	149%	234%	443%

Financial highlights
Delaware Extended Duration Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
7/31/12	7/31/11	7/31/10	7/31/09	7/31/08
$6.370	$6.430	$5.590	$5.200	$5.450

0.249	0.271	0.301	0.307	0.254
1.057	0.268	0.852	0.384	(0.244)
1.306	0.539	1.153	0.691	0.010

(0.270)	(0.282)	(0.313)	(0.301)	(0.260)
(0.266)	(0.317)	—	—	—
(0.536)	(0.599)	(0.313)	(0.301)	(0.260)

$7.140	$6.370	$6.430	$5.590	$5.200

21.61%	8.93%	21.13%	14.33%	0.08%

$1,887	$2,219	$3,464	$3,992	$4,718
1.70%	1.70%	1.69%	1.65%	1.65%

1.76%	1.82%	1.88%	1.99%	1.93%
3.78%	4.32%	5.02%	6.28%	4.67%

3.72%	4.20%	4.83%	5.94%	4.39%
172%	147%	149%	234%	443%

Financial highlights
Delaware Extended Duration Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
7/31/12	7/31/11	7/31/10	7/31/09	7/31/08
$6.380	$6.430	$5.600	$5.210	$5.460

0.251	0.272	0.302	0.307	0.254
1.055	0.277	0.841	0.385	(0.244)
1.306	0.549	1.143	0.692	0.010

(0.270)	(0.282)	(0.313)	(0.302)	(0.260)
(0.266)	(0.317)	—	—	—
(0.536)	(0.599)	(0.313)	(0.302)	(0.260)

$7.150	$6.380	$6.430	$5.600	$5.210

21.57%	9.09%	20.91%	14.32%	0.08%

$62,275	$24,532	$23,115	$19,120	$17,976
1.70%	1.70%	1.69%	1.65%	1.65%

1.76%	1.82%	1.88%	1.99%	1.93%
3.78%	4.32%	5.02%	6.28%	4.67%

3.72%	4.20%	4.83%	5.94%	4.39%
172%	147%	149%	234%	443%

Financial highlights
Delaware Extended Duration Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
7/31/12	7/31/11	7/31/10	7/31/09	7/31/08
$6.390	$6.440	$5.600	$5.210	$5.460

0.284	0.303	0.339	0.332	0.282
1.055	0.278	0.845	0.385	(0.245)
1.339	0.581	1.184	0.717	0.037

(0.303)	(0.314)	(0.344)	(0.327)	(0.287)
(0.266)	(0.317)	—	—	—
(0.569)	(0.631)	(0.344)	(0.327)	(0.287)

$7.160	$6.390	$6.440	$5.600	$5.210

22.15%	9.63%	21.48%	15.08%	0.39%

$20,080	$10,800	$14,131	$665	$377
1.20%	1.20%	1.19%	1.15%	1.15%

1.36%	1.42%	1.48%	1.59%	1.53%
4.28%	4.82%	5.52%	6.78%	5.17%

4.12%	4.60%	5.23%	6.34%	4.79%
172%	147%	149%	234%	443%

Financial highlights
Delaware Extended Duration Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 The average shares outstanding method has been applied for per share information.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
7/31/12	7/31/11	7/31/10	7/31/09	7/31/08
$6.370	$6.430	$5.590	$5.200	$5.450

0.317	0.332	0.364	0.356	0.309
1.055	0.269	0.849	0.385	(0.244)
1.372	0.601	1.213	0.741	0.065

(0.336)	(0.344)	(0.373)	(0.351)	(0.315)
(0.266)	(0.317)	—	—	—
(0.602)	(0.661)	(0.373)	(0.351)	(0.315)

$7.140	$6.370	$6.430	$5.590	$5.200

22.82%	10.01%	22.33%	15.48%	1.09%

$344,628	$124,076	$49,310	$26,223	$36,494
0.70%	0.70%	0.69%	0.65%	0.65%

0.76%	0.82%	0.88%	0.99%	0.93%
4.78%	5.32%	6.02%	7.28%	5.67%

4.72%	5.20%	5.83%	6.94%	5.39%
172%	147%	149%	234%	443%

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund	July 31, 2012

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers five series: Delaware Core Bond Fund, Delaware Corporate Bond Fund, Delaware Diversified Floating Rate Fund, Delaware Extended Duration Bond Fund, and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each, a Fund or collectively, the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Funds is to seek to provide investors with total return.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued using the evaluated mean from a pricing vendor, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, interest rate swap options contracts and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Each Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken on federal income tax returns for all open tax years (July 31, 2009–July 31, 2012), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Funds may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Funds’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2012.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

1. Significant Accounting Policies (continued)

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Funds’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds generally isolate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Withholding taxes on foreign interest have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended July 31, 2012.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended July 31, 2012, each Fund earned the following amounts under this agreement:

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$786	$523

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated based on each Fund’s average daily net assets as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
On the first $500 million	0.500%	0.550%
On the next $500 million	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%

Effective November 28, 2011, DMC has contractually agreed through November 28, 2012 to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to prevent total annual operating expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and liquidations (collectively, nonroutine expenses)) from exceeding the following percentages of each Fund’s average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager and the Funds.

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
0.69%	0.70%

Prior to November 28, 2011, each Fund had a contractual waiver of 0.70%.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the year ended July 31, 2012, the Funds were charged for these services as follows:

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$52,877	$32,619

DSC also provides dividend disbursing and transfer agency services. The Funds pay DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and Class C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class A and Class R shares’ 12b-1 fees for each Fund through November 28, 2012 to no more than 0.25% and 0.50% of their respective average daily net assets.

At July 31, 2012, each Fund had liabilities payable to affiliates as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Investment management fees payable to DMC	$483,257	$298,393
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	32,045	18,922
Distribution fees payable to DDLP	342,984	149,411
Other expenses payable to DMC and affiliates*	41,626	18,448

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the year ended July 31, 2012, the Funds were charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$29,029	$18,140

For the year ended July 31, 2012, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware	Delaware
Corporate	Extended Duration
Bond Fund	Bond Fund
$197,517	$114,278

For the year ended July 31, 2012, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A, Class B, and Class C shares, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Class A	$2	$442
Class B	2,520	620
Class C	7,704	5,936

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the year ended July 31, 2012, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Purchases other than U.S. government securities	$2,180,664,376	$1,159,778,868
Purchases of U.S. government securities	259,801,460	187,766,196
Sales other than U.S. government securities	1,897,907,565	939,848,400
Sales of U.S. government securities	238,263,542	173,444,894

At July 31, 2012, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Cost of investments	$1,332,043,387	$765,431,122
Aggregate unrealized appreciation	$86,886,074	$66,774,339
Aggregate unrealized (depreciation)	(10,346,515)	(4,219,792)
Net unrealized appreciation	$76,539,559	$62,554,547

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

3. Investments (continued)

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of July 31, 2012:

	Delaware Corporate Bond Fund
	Level 1	Level 2	Level 3	Total
Commercial Mortgage- Backed Security	$—	$263,362	$—	$263,362
Common Stock	3,775	—	—	3,775
Corporate Debt	—	1,234,135,683	—	1,234,135,683
Foreign Debt	—	47,337,567	—	47,337,567
Municipal Bonds	—	45,795,810	—	45,795,810
U.S. Treasury Obligations	—	21,814,629	—	21,814,629
Preferred Stock	14,799,655	3,671,020	—	18,470,675
Options Purchased	—	—	660,919	660,919
Short-Term Investments	—	39,953,466	—	39,953,466
Securities Lending Collateral	—	147,060	—	147,060
Total	$14,803,430	$1,393,118,597	$660,919	$1,408,582,946

Foreign Currency Exchange Contracts	$—	$(81,557)	$—	$(81,557)
Futures Contracts	(744,025)	—	—	(744,025)
Swap Contracts	—	46,398	—	46,398

	Delaware Extended Duration Bond Fund
	Level 1	Level 2	Level 3	Total
Commercial Mortgage- Backed Securities	$—	$112,577	$—	$112,577
Corporate Debt	—	719,999,357	—	719,999,357
Foreign Debt	—	23,871,063	—	23,871,063
Municipal Bonds	—	36,614,505	—	36,614,505
U.S. Treasury Obligations	—	20,822,560	—	20,822,560
Preferred stock	8,380,239	2,921,093	—	11,301,332
Options Purchased	—	—	379,008	379,008
Short-Term Investments	—	13,594,745	—	13,594,745
Securities Lending Collateral	—	1,290,522	—	1,290,522
Total	$8,380,239	$819,226,422	$379,008	$827,985,669

Foreign Currency Exchange Contracts	$—	$(50,545)	$—	$(50,545)
Futures Contracts	6,103,608	—	—	6,103,608
Swap Contracts	—	67,891	—	67,891

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

3. Investments (continued)

A reconciliation of Level 3 investments is presented when each Fund had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to each Fund’s net assets.

During the year ended July 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

Management has determined that additional disclosure is not required under ASU No. 2011-04 since the Level 3 investments are not considered material to each Fund’s net assets at the end of the period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended July 31, 2012 and 2011 was as follows:

	Delaware Corporate Bond Fund Year Ended		Delaware Extended Duration Bond Fund Year Ended
	7/31/12	7/31/11	7/31/12	7/31/11
Ordinary income	$60,722,281	$88,886,401	$45,012,113	$32,799,733
Long-term capital gains	10,349,555	7,299,940	12,777,339	9,599,043
Total	$71,071,836	$96,186,341	$57,789,452	$42,398,776

5. Components of Net Assets on a Tax Basis

As of July 31, 2012, the components of net assets on a tax basis were as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Shares of beneficial interest	$1,313,687,600	$719,207,867
Undistributed ordinary income	34,027,256	35,930,694
Undistributed long-term capital gains	730,946	15,968,793
Distributions payable	(1,418,203)	(890,248)
Other temporary differences	(1,405,065)	(1,234,581)
The realization for tax purposes of unrealized
gains (losses) on certain futures and foreign
currency exchange contracts	825,582	(6,053,063)
Unrealized appreciation	75,652,254	68,579,515
Net assets	$1,422,100,370	$831,508,977

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, mark-to-market of foreign currency exchange contracts, tax deferral losses on straddles, distributions payable and tax treatment of CDS contracts, trust preferred securities, market discount and premium on debt instruments and contingent payment debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, market discount and premium on debt instruments, paydowns of asset- and mortgage-backed securities, contingent payment debt instruments, CDS contracts and foreign capital gain taxes. Results of operations and net assets were not affected by these reclassifications. For the year ended July 31, 2012, the Funds recorded the following reclassifications:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Undistributed net investment income	$7,227,045	$1,956,952
Accumulated net realized gain	(7,227,045)	(1,956,952)

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Corporate Bond Fund		Delaware Extended Duration Bond Fund
	Year Ended		Year Ended
	7/31/12	7/31/11	7/31/12	7/31/11
Shares sold:
Class A	56,363,807	25,899,488	25,764,602	24,425,937
Class B	46,199	16,369	10,670	8,189
Class C	20,538,654	6,055,130	5,482,051	1,814,217
Class R	3,044,861	1,246,714	1,720,698	2,008,490
Institutional Class	52,569,075	49,659,946	35,835,444	17,772,089

Shares issued upon reinvestment of dividends and distributions:
Class A	4,634,815	5,245,037	5,105,149	4,583,991
Class B	49,442	96,453	22,004	35,777
Class C	1,437,232	1,594,147	420,037	309,766
Class R	158,943	165,556	195,143	231,677
Institutional Class	3,521,504	5,813,001	2,531,131	1,164,018
	142,364,532	95,791,841	77,086,929	52,354,151

Shares redeemed:
Class A	(23,892,249)	(33,592,983)	(29,718,213)	(16,621,429)
Class B	(447,490)	(615,775)	(116,602)	(234,753)
Class C	(4,677,712)	(8,397,145)	(1,034,524)	(1,871,364)
Class R	(1,566,694)	(1,109,000)	(800,885)	(2,743,122)
Institutional Class	(52,240,323)	(37,098,717)	(9,565,269)	(7,142,279)
	(82,824,468)	(80,813,620)	(41,235,493)	(28,612,947)
Net increase	59,540,064	14,978,221	35,851,436	23,741,204

For the years ended July 31, 2012 and 2011, the following shares and values were converted from Class B to Class A shares. The amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

	Year Ended 7/31/12			Year Ended 7/31/11
	Class B Shares	Class A Shares	Value	Class B Shares	Class A Shares	Value
Delaware Corporate Bond
Fund	164,962	165,284	$987,471	233,042	232,847	$1,383,913
Delaware Extended Duration
Bond Fund	27,450	27,465	177,777	56,970	56,858	353,603

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $50,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. On August 1, 2011, the Funds along with other participants, entered into an agreement for a $100,000,000 revolving line of credit. The line of credit under the agreement expired on November 15, 2011.

On November 15, 2011, the Funds, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Funds had no amounts outstanding as of July 31, 2012, or at any time during the year then ended.

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

8. Derivatives (continued)

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Each Fund may use futures in the normal course of pursuing its investment objective. Each Fund invests in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Funds deposit cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Funds because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts — During the year ended July 31, 2012, each Fund entered into options contracts in the normal course of pursuing its investment objective. The Funds may buy or write options contracts for any number of reasons, including without limitation: to manage the Funds’ exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Funds’ overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Funds may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When the Funds buy an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Funds write an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, each Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the year ended July 31, 2012 for each Fund were as follows:

	Delaware Corporate Bond Fund		Delaware Extended Duration Bond Fund
	Number of contracts	Premiums	Number of contracts	Premiums
Options outstanding at July 31, 2011	34	$22,887	17	$11,643
Options written	347	219,886	450	186,459
Options expired	(67)	(96,977)	(33)	(48,890)
Options terminated in closing purchase transactions	(314)	(145,796)	(434)	(149,212)
Options outstanding at July 31, 2012	—	$—	—	$—

Swap Contracts — Each Fund enters into inflation swap contracts and CDS contracts in the normal course of pursuing its investment objective. Each Fund uses inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Funds enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Inflation Swaps. Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as London Interbank Offered Rate (LIBOR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. Each Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the inflation swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty. No Inflation swap contracts were outstanding at July 31, 2012.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Funds in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

8. Derivatives (continued)

During the year ended July 31, 2012, the Funds entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

The Funds posted collateral for open swap contracts as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Cash	$110,000	$—

The Funds received collateral for open swap contracts as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Cash	$800,000	$460,000
Securities	934,000	631,000

As disclosed in the footnotes to the statements of net assets, at July 31, 2012, the notional value of the protection sold for each Fund are listed below, which reflects the maximum potential amount the Funds would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for CDS contracts on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$9,975,000	$6,025,000

At July 31, 2012, the net unrealized appreciation of the protection sold for each Fund was as follows:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$43,968	$36,273

CDS contracts may involve greater risks than if the Funds had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. Each Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Swaps Generally. Because there are generally no organized markets for swap contracts, the value of open swaps may differ from that which would be realized in the event that each Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of net assets.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

8. Derivatives (continued)

Fair values of derivative instruments as of July 31, 2012 was as follows:

	Delaware Corporate Bond Fund
	Asset Derivatives		Liability Derivatives
	Statements of Net		Statements of Net
	Assets Location	Fair Value	Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Receivables and other assets net of other liabilities	$5,897	Receivables and other assets net of other liabilities	$(87,454)
Interest rate contracts (Futures contracts)	Receivables and other assets net of other liabilities	1,797,135	Receivables and other assets net of other liabilities	(2,541,160)
Credit contracts (Swaps contracts)	Receivables and other assets net of other liabilities	506,994	Receivables and other assets net of liabilities	(460,596)
Total		$2,310,026		$(3,089,210)

	Delaware Extended Duration Bond Fund
	Asset Derivatives		Liability Derivatives
	Statements of Net		Statements of Net
	Assets Location	Fair Value	Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Receivables and other assets net of other liabilities	$1,618	Receivables and other assets net of other liabilities	$(52,163)
Interest rate contracts (Futures contracts)	Receivables and other assets net of other liabilities	7,473,506	Receivables and other assets net of other liabilities	(1,369,898)
Credit contracts (Swaps contracts)	Receivables and other assets net of other liabilities	370,157	Receivables and other assets net of other liabilities	(302,266)
Total		$7,845,281		$(1,724,327)

The effect of derivative instruments on the statements of operations for the year ended July 31, 2012 was as follows:

	Delaware Corporate Bond Fund
		Realized Gain	Change in Unrealized
		(Loss) on	Appreciation
		Derivatives	(Depreciation)
	Location of Gain (Loss) on	Recognized in	on Derivatives
	Derivatives Recognized in Income	Income	Recognized in Income
Forward Currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(331,321)	$(247,625)
Interest rate contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	1,779,046	(32,438)
Interest rate and equity contracts (Options written)	Net realized loss on options written and net change in unrealized appreciation (depreciation) of options written	(119,191)	17,913
Credit contracts (Swaps contracts)	Net realized gain on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(1,793,197)	(2,431,229)
Total		$(464,663)	$(2,693,379)

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

8. Derivatives (continued)

	Delaware Extended Duration Bond Fund
		Realized Gain	Change in Unrealized
		(Loss) on	Appreciation
		Derivatives	(Depreciation)
	Location of Gain (Loss) on	Recognized in	on Derivatives
	Derivatives Recognized in Income	Income	Recognized in Income
Forward Currency exchange contracts (Foreign currency exchange contracts)	Net realized gain on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$272,670	$(119,860)
Interest rate contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	26,991,730	4,763,263
Interest rate and equity contracts (Options written)	Net realized loss on options written and net change in unrealized appreciation (depreciation) of options written	(225,468)	8,757
Credit contracts (Swaps contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(1,158,772)	(1,126,655)
Total		$25,880,160	$3,525,505

Derivatives Generally. The tables below summarize the average balance of derivative holdings by each Fund during the year ended July 31, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the year ended July 31, 2012.

	Delaware Corporate Bond
	Asset Derivative		Liability Derivative
	Volume		Volume
Foreign currency exchange contracts (average cost)	USD	6,930,493	USD	18,273,966
Futures contracts (average notional value)		91,411,841		136,622,751
Options contracts (average notional value)		743,963		41,786
Swap contracts (average notional value)		8,925,625		39,265,205
Swap contracts (average notional value)	EUR	—	EUR	7,996,557

	Delaware Extended Duration Bond Fund
	Asset Derivative		Liability Derivative
	Volume		Volume
Foreign currency exchange contracts (average cost)	USD	3,656,530	USD	10,469,161
Futures contracts (average notional value)		199,900,273		79,304,241
Options contracts (average notional value)		353,449		21,975
Swap contracts (average notional value)		7,537,115		22,109,297
Swap contracts (average notional value)	EUR	—	EUR	5,135,395

9. Securities Lending

Each Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

9. Securities Lending (continued)

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Funds’ previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Funds can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds or, at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Funds receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent and the borrower. The Funds record security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Funds may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Funds may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Funds would be required to return to the borrower of the securities and the Funds would be required to make up for this shortfall.

At July 31, 2012, the values of securities on loan and the values of invested collateral for each Fund are presented below, for which cash collateral was received and invested in accordance with the Lending Agreement. These investments are presented on the statements of net assets under the caption “Securities Lending Collateral”.

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Values of securities on loan	$364,149	$1,335,867
Values of invested collateral	147,060	1,290,522

10. Credit and Market Risk

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

Each Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

Each Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

10. Credit and Market Risk (continued)

interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Funds’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Funds may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.
Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Funds from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statements of net assets.

11. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2012 that would require recognition or disclosure in the Funds’ financial statements.

13. Tax Information (Unaudited)

The information set forth below is for the Funds’ fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring designation, it is the intention of each Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended July 31, 2012, each Fund designates distributions paid during the year as follows:

	(A)	(B)
	Long-Term	Ordinary
	Capital Gains	Income	Total	(C)
	Distributions	Distributions*	Distributions	Qualifying
	(Tax Basis)	(Tax Basis)	(Tax Basis)	Dividends[1]
Delaware Corporate Bond Fund	14.56%	85.44%	100.00%	0.37%
Delaware Extended Duration Bond Fund	22.11%	77.89%	100.00%	0.20%

(A) and (B) are based on a percentage of each Fund’s total distributions.
(C) is based on a percentage of each Fund’s ordinary income distributions.
[1]Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

*For the fiscal year ended July 31, 2012, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003, and as extended by Tax Relief Unemployment Insurance Reauthorization and Job Creations Act of 2010. The Funds intend to designate the following percentages to be taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2012 Form 1099-DIV, as applicable.

Maximum percentage to be
taxed at a maximum rate of 15%
Delaware Corporate Bond Fund	0.37%
Delaware Extended Duration Bond Fund	0.20%

For the fiscal year ended July 31, 2012, certain dividends paid by the Delaware Corporate Bond Fund, determined to be interested related dividends may be subject to relief from U.S. withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004 and as extended by Tax Relief, Unemployment Insurance Reauthorization and Jobs Creation Act of 2010. For the fiscal year ended July 31, 2012, Delaware Corporate Bond Fund has designated maximum distributions of Qualified Interest Income and Qualified Short-Term Capital Gain as follows:

Delaware
Corporate
Bond Fund
Qualified Interest Income	$48,614,923
Qualified Short-Term Capital Gain	10,658,497

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group® Income Funds and the
Shareholders of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (two of the series constituting Delaware Group Income Funds, hereinafter referred to as the “Funds”) at July 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended July 31, 2009 were audited by other independent accountants whose report dated September 21, 2009 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 21, 2012

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne1	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	72	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.2
Board of Governors Member
Investment Company
Institute (ICI)

Finance Committee Member
St. John Vianney Roman
Catholic Church

Board of Trustees
Agnes Irwin School

Member of Investment
Committee
Cradle of Liberty Council,
BSA
(2007–2010)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	72	Chairman of Investment
(March 2004–Present)		Committee
		Pennsylvania Academy of
Investment Manager		Fine Arts
Morgan Stanley & Co.
(January 1984–March 2004)		Investment Committee and
		Governance Committee
		Member
		Pennsylvania Horticultural
		Society

		Director
		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

President	72	Board of Governors Member —
Drexel University		NASDAQ OMX PHLX LLC
(August 2010–Present)
		Director and Audit
President		Committee Member
Franklin & Marshall College		Community Health Systems
(July 2002–July 2010)
		Director — U.S. SQUASH

		Director — Ecore
		International
		(2009–2010)

		Director — Allied
		Barton Securities Holdings
		(2005–2008)

Managing Director	72	None
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Private Investor	72	None
(2004–Present)

Chief Investment Officer
Assurant, Inc. (Insurance)
(2002–2004)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Chief Executive Officer —	72	Trust Manager — Camden
Banco Itaú Europa		Property Trust
International		(since August 2011)
(since April 2012)
Board of Trustees
Executive Advisor to Dean		Thunderbird School of
(August 2011–March 2012)		Global Management
and Interim Dean		(2007–2011)
(January 2011–July 2011) —
University of Miami School of		Board of Trustees
Business Administration		Carrollton School of the
Sacred Heart
President — U.S. Trust,		(since 2001)
Bank of America Private
Wealth Management		Board Member
(Private Banking)		Foreign Policy Association
(July 2007–December 2008)		(since 2006)

President and Director		Board of Trustees
(November 2005–June 2007) and		Georgetown Preparatory School
Chief Executive Officer		(2005–2011)
(April 2007–June 2007) —
U.S. Trust Company		Board of Governors
(Private Banking)		Miami City Ballet
(2000–2011)

Board of Trustees
St. Thomas University
(2005–2011)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	72	Director, Audit
(January 2006–Present)		Committee Member and
Vice President — Mergers & Acquisitions		Investment Committee
(January 2003–January 2006), and		Member
Vice President and Treasurer		Okabena Company
(July 1995–January 2003)
3M Corporation		Chair — 3M
Investment Management
Company

Founder	72	Director and Compensation
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director — Sutton LLC
Founder
P/E Investments		Director
(Hedge Fund)		Oxigene, Inc.
(September 1996–Present)		(2003–2008)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Executive Vice President,	Executive Vice President
2005 Market Street	General Counsel	since February 2012;
Philadelphia, PA 19103	and Chief Legal Officer	Senior Vice President
February 1966		October 2005–
February 2012;
General Counsel and
Chief Legal Officer
since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	72	None[3]
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	72	None[3]
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	72	None[3]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	72	None[3]
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA	John A. Fry President Drexel University Philadelphia, PA Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY	Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Annual report Delaware High-Yield Opportunities Fund July 31, 2012 Fixed income mutual fund

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware High-Yield Opportunities Fund at delawareinvestments.com.

Manage your investments online
24-hour access to your account information Obtain share prices Check your account balance and recent transactions Request statements or literature Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware High-Yield Opportunities Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Portfolio management review	1
Performance summary	4
Disclosure of Fund expenses	8
Security type/sector allocation	10
Statement of net assets	11
Statement of operations	23
Statements of changes in net assets	24
Financial highlights	26
Notes to financial statements	36
Report of independent registered public accounting firm	48
Board of trustees/directors and officers addendum	50
About the organization	60

Unless otherwise noted, views expressed herein are current as of July 31, 2012, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review
Delaware High-Yield Opportunities Fund	August 7, 2012

Performance preview (for the year ended July 31, 2012)
Delaware High-Yield Opportunities Fund (Class A shares)	1-year return	+5.73%
BofA Merrill Lynch U.S. High Yield Constrained Index (benchmark)	1-year return	+7.21%

Past performance does not guarantee future results.
For complete, annualized performance for Delaware High-Yield Opportunities Fund, please see the table on page 4.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

During the fiscal year ended July 31, 2012, volatility in the high yield market was driven more by global macroeconomic concerns than by widespread weakness in underlying corporate fundamentals. Sentiment toward the high yield asset class alternately warmed and cooled as the European debt crisis periodically disappeared and reappeared in the headlines. Still, many high yield bonds posted mid-single-digit total returns, reflecting below-average default rates, attractive relative yields, low and stable benchmark interest rates, and the financial soundness of the U.S. corporate sector.

As the Fund’s fiscal year began, many investors were focused on the latest chapter in the ongoing euro zone credit crisis as well as on a fierce political standoff in Washington over raising the U.S. debt ceiling. The latter confrontation (among other issues) ultimately cost the U.S. Treasury its coveted AAA credit rating and contributed to a spike in downside volatility within the high yield market. As investors fled so-called “risk assets,” prices for high yield bonds mostly fell (and their yields thereby rose) — that is, until the European Central Bank (ECB) in December 2011 unveiled the first of two long-term refinancing operations (LTRO) intended to give the euro zone’s ailing banking sector additional breathing room to work through its liquidity shortfalls.

Overall, high yield bonds performed well despite a weak economic recovery

  Volatility was caused mostly by concerns over the euro zone’s future.

  Returns were highly correlated to credit category.

  Default rates remained well below the long-term average.

1

Portfolio management review
Delaware High-Yield Opportunities Fund

As the immediate threat of a euro-zone breakup receded, high yield bond prices rallied from mid-December through early March, though it soon became apparent that the positive effect of the ECB’s loan strategy was diminishing. The resurgent concerns about Europe and the global economy functioned as a significant headwind for the high yield market over the ensuing several months; by spring, however, investors again seemed to embrace the so-called “risk on” trade, emboldened by the belief that central banks would take whatever steps were necessary to keep the euro project alive. Yet as the fiscal year ended, there continued to be more talk than action among monetary policy makers.

The intense focus on macroeconomic events caused bond market returns to become highly correlated to credit rating. For example, BB-rated bonds (the highest rung within high yield) outperformed B-rated issues, which in turn outperformed the speculative CCC-rated sector. Though understandable in the context of the deeply unsettled global economic environment, this stratification of returns within the high yield sector did not necessarily reflect underlying company fundamentals, which remained generally healthy despite a tepid economic recovery in the United States. During the Fund’s fiscal year, defaults among below-investment-grade issuers remained less than 2%, or less than half the long-term historical average. (Source: Bloomberg.)

Though government and household finances have yet to fully heal from the global financial crisis, the U.S. corporate sector used the lengthy period of low borrowing costs to bolster balance sheets, refinance outstanding debt, and cut fixed costs. While those steps generally do not boost employment or drive economic growth, they nonetheless have the potential to improve creditworthiness.

High yield valuations (as measured by the yield spread over Treasurys) ended the Fund’s fiscal year slightly above the long-term average, in an environment of adequate market liquidity. We caution, however, that liquidity shortfalls could emerge if significant risks from Europe resurface.

Fund performance

For its fiscal year ended July 31, 2012, Delaware High-Yield Opportunities Fund (Class A shares) returned +5.73% at net asset value and +0.92% at maximum offer price (both returns reflect all distributions reinvested). During the same period, the Fund’s benchmark, the BofA Merrill Lynch U.S. High Yield Constrained Index, returned +7.21%. For complete, annualized performance of the Fund, please see the table on page 4.

The Fund’s underperformance relative to its benchmark was largely due to its underweight to higher-rated credits within the high yield universe. However, security selection was a strong positive factor for the Fund during the fiscal year. For instance, the Fund benefited from its position in Chrysler Group, which generally recovered well following its post-financial crisis restructuring. Holdings in Ally Financial (the former finance arm of General Motors) also contributed to relative performance as the business enjoyed a resurgence in auto loans while continuing to make progress toward the eventual sale of its troublesome mortgage unit.

Meanwhile, the Fund’s detractors included holdings in the wireless broadband provider Clearwire Communications. The company’s

2

bonds traded lower due to concerns about its ability to finance the deeply capital-intensive build-out of its 4G network, which now covers approximately 130 million Americans in 35 of the 40 largest domestic markets. Although funding eventually materialized, the company’s dependence on a single credit source — Sprint — unnerved investors. The bonds rallied toward the end of the fiscal year, and we maintained the Fund’s position. TXU (now Energy Future Holdings) also detracted from relative performance; the company was the target of an extensive leveraged buyout by the private equity firm Kohlberg Kravis Roberts. Though the Fund holds the more conservative, secured portion of the company’s new capital structure (bank loans), many investors viewed the acquisition as excessively leveraged and subsequently forced its yield higher (and price lower).

Overall, the Fund’s industry weightings were helpful in generating positive relative performance. For example, the Fund’s comparatively light exposure to energy and utilities — sectors that were negatively affected by weak natural gas pricing — enhanced relative returns. Fund holdings in the automotive, banking, capital goods, consumer cyclical, and technology sectors also boosted performance while the Fund’s healthcare, telecommunications, and media holdings lagged. Additionally, the Fund benefited from timely shifts in its modest allocation to euro-zone high yield debt. In December 2011, as many investors appeared to be selling off reasonably sound credits solely on the basis of a company’s country of domicile, we marginally increased the Fund’s holdings in euro-zone high yield bonds. We then reduced that allocation back to approximately 5% of Fund assets in the spring, after the subsequent rally had run its course and volatility flared anew in the region.

Positioning

In terms of industry exposure, the Fund ended the 2012 fiscal year with an underweight allocation to healthcare (based on concerns about higher levels of reimbursement risk for healthcare providers), utilities, energy (due to generally weak trends in natural gas pricing), and banking (due to what we viewed as unattractive valuations). Meanwhile, the Fund was overweight in basic industries (especially chemicals, which stand to benefit from cheap natural gas), technology, consumer cyclicals, and consumer noncyclicals. The Fund was also underweight in leveraged loans, a subsector where we have not found compelling value.

3

Performance summary
Delaware High-Yield Opportunities Fund	July 31, 2012

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance[1,2]	Average annual total returns through July 31, 2012
	1 year	5 years	10 years	Lifetime
Class A (Est. Dec. 30, 1996)
Excluding sales charge	+5.73%	+7.89%	+10.57%	n/a
Including sales charge	+0.92%	+6.90%	+10.06%	n/a
Class B (Est. Feb. 17, 1998)
Excluding sales charge	+5.24%	+7.14%	+9.95%	n/a
Including sales charge	+1.31%	+6.92%	+9.95%	n/a
Class C (Est. Feb. 17, 1998)
Excluding sales charge	+5.24%	+7.18%	+9.82%	n/a
Including sales charge	+4.26%	+7.18%	+9.82%	n/a
Class R (Est. June 2, 2003)
Excluding sales charge	+5.51%	+7.66%	n/a	+8.57%
Including sales charge	+5.51%	+7.66%	n/a	+8.57%
Institutional Class (Est. Dec. 30, 1996)
Excluding sales charge	+6.03%	+8.21%	+10.90%	n/a
Including sales charge	+6.03%	+8.21%	+10.90%	n/a

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table on page 6. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of up to 0.30% of average daily net assets. Furthermore, the Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.30% of average daily net assets representing shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate based on the formula

4

described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.60% of average daily net assets, which has been limited contractually to 0.50% from Nov. 28, 2011, through Nov. 28, 2012.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations.

Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

5

Performance summary
Delaware High-Yield Opportunities Fund

Per Standard & Poor’s credit rating agency, bonds rated AA and A are more susceptible to the adverse effects of changes in circumstances and economic conditions than those in the higher-rated AAA category, but the obligor’s capacity to meet its financial commitment on the obligation is still strong. Bonds rated BBB exhibit adequate protection parameters, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics with BB indicating the least degree of speculation of the three.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 0.81% of the Fund’s average daily net assets from Nov. 28, 2011, through Nov. 28, 2012. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C	Class R	Institutional Class
Total annual operating expenses	1.20%	1.90%	1.90%	1.50%	0.90%
(without fee waivers)
Net expenses	1.11%	1.81%	1.81%	1.31%	0.81%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual	Contractual

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Performance of a $10,000 investment1
Average annual total returns from July 31, 2002, through July 31, 2012

For period beginning July 31, 2002, through July 31, 2012	Starting value	Ending value
BofA Merrill Lynch U.S. High Yield Constrained Index	$10,000	$27,241
Delaware High-Yield Opportunities Fund — Class A shares	$9,550	$26,028

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on July 31, 2002, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 6. Please note additional details on pages 4 through 7.

The chart also assumes $10,000 invested in the BofA Merrill Lynch U.S. High Yield Constrained Index as of July 31, 2002. The BofA Merrill Lynch U.S. High Yield Constrained Index tracks the performance of U.S. dollar–denominated high yield corporate debt publicly issued in the U.S. domestic market, but caps individual issuer exposure at 2% of the benchmark.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DHOAX	245908876
Class B	DHOBX	245908868
Class C	DHOCX	245908850
Class R	DHIRX	245908736
Institutional Class	DHOIX	245908843

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Disclosure of Fund expenses
For the six-month period from February 1, 2012 to July 31, 2012 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from February 1, 2012 to July 31, 2012.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

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Delaware High-Yield Opportunities Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	2/1/12	7/31/12	Expense Ratio	2/1/12 to 7/31/12*
Actual Fund return
Class A	$1,000.00	$1,060.70	1.11%	$5.69
Class B	1,000.00	1,057.00	1.81%	9.26
Class C	1,000.00	1,056.90	1.81%	9.26
Class R	1,000.00	1,059.60	1.31%	6.71
Institutional Class	1,000.00	1,062.20	0.81%	4.15
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.34	1.11%	$5.57
Class B	1,000.00	1,015.86	1.81%	9.07
Class C	1,000.00	1,015.86	1.81%	9.07
Class R	1,000.00	1,018.35	1.31%	6.57
Institutional Class	1,000.00	1,020.84	0.81%	4.07

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

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Security type/sector allocation Delaware High-Yield Opportunities Fund	As of July 31, 2012

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Corporate Bonds	90.75%
Automotive	3.41%
Banking	1.75%
Basic Industry	13.51%
Capital Goods	4.56%
Consumer Cyclical	6.98%
Consumer Non-Cyclical	2.65%
Energy	10.97%
Financials	2.75%
Healthcare	5.71%
Insurance	3.05%
Media	7.31%
Services	9.19%
Technology	8.06%
Telecommunications	9.08%
Utilities	1.77%
Senior Secured Loans	2.82%
Common Stock	0.27%
Preferred Stock	1.05%
Warrant	0.00%
Short-Term Investments	5.87%
Securities Lending Collateral	0.08%
Total Value of Securities	100.84%
Obligation to Return Securities Lending Collateral	(0.17%)
Other Liabilities Net of Receivables and Other Assets	(0.67%)
Total Net Assets	100.00%

10

Statement of net assets Delaware High-Yield Opportunities Fund	July 31, 2012

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds – 90.75%
Automotive – 3.41%
	American Axle & Manufacturing
	7.75% 11/15/19	$1,734,000	$1,861,883
	7.875% 3/1/17	735,000	764,400
	ArvinMeritor
	8.125% 9/15/15	1,892,000	1,951,125
	10.625% 3/15/18	1,178,000	1,232,483
	Chrysler Group 8.25% 6/15/21	8,259,000	8,640,978
#	International Automotive Components Group 144A
	9.125% 6/1/18	2,670,000	2,479,763
#	Jaguar Land Rover 144A 8.125% 5/15/21	2,740,000	2,924,949
			19,855,581
Banking – 1.75%
•#	HBOS Capital Funding 144A 6.071% 6/29/49	5,479,000	3,766,813
•	Regions Financing Trust ll 6.625% 5/15/47	6,545,000	6,414,100
			10,180,913
Basic Industry – 13.51%
*	AK Steel 7.625% 5/15/20	1,637,000	1,391,450
#	APERAM 144A 7.75% 4/1/18	2,095,000	1,738,850
#	Cemex Espana Luxembourg 144A 9.25% 5/12/20	2,964,000	2,637,960
#	Essar Steel Algoma 144A 9.875% 6/15/15	2,525,000	2,083,125
#	FMG Resources August 2006 144A
	6.875% 2/1/18	1,838,000	1,863,273
	6.875% 4/1/22	1,800,000	1,802,250
	*7.00% 11/1/15	1,730,000	1,781,900
#	HD Supply 144A 11.00% 4/15/20	2,600,000	2,840,500
	Headwaters 7.625% 4/1/19	2,537,000	2,546,514
	Hexion US Finance
	8.875% 2/1/18	413,000	420,228
	9.00% 11/15/20	1,392,000	1,183,200
	Immucor 11.125% 8/15/19	2,330,000	2,592,125
*#	Ineos Group Holdings 144A 8.50% 2/15/16	8,785,000	7,994,349
#	Inmet Mining 144A 8.75% 6/1/20	2,884,000	2,855,160
	Interface 7.625% 12/1/18	1,710,000	1,838,250
#	JMC Steel Group 144A 8.25% 3/15/18	2,735,000	2,755,513
#	Kinove German Bondco 144A 9.625% 6/15/18	2,465,000	2,594,413
#	Longview Fibre Paper & Packaging 144A
	8.00% 6/1/16	2,695,000	2,796,063

11

Statement of net assets
Delaware High-Yield Opportunities Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
	LyondellBasell Industries
	*5.75% 4/15/24	$2,560,000	$2,912,000
	6.00% 11/15/21	1,390,000	1,605,450
#	MacDermid 144A 9.50% 4/15/17	2,813,000	2,946,617
#	Masonite International 144A 8.25% 4/15/21	3,581,000	3,742,144
	Millar Western Forest Products 8.50% 4/1/21	1,951,000	1,512,025
	Momentive Performance Materials
	9.00% 1/15/21	1,556,000	1,143,660
	11.50% 12/1/16	1,902,000	1,317,135
#	Murray Energy 144A 10.25% 10/15/15	2,026,000	1,813,270
	Norcraft Finance 10.50% 12/15/15	1,660,000	1,701,500
	Nortek 8.50% 4/15/21	2,512,000	2,599,920
	Ply Gem Industries 13.125% 7/15/14	1,399,000	1,447,965
=@	PT Holdings 12.431% 8/27/12	1,049,959	477,731
	Ryerson
	•7.841% 11/1/14	790,000	770,250
	12.00% 11/1/15	1,818,000	1,836,180
^	Ryerson Holding 19.868% 2/1/15	4,340,000	2,235,100
#	Sappi Papier Holding 144A 8.375% 6/15/19	2,825,000	2,906,219
#	Taminco Global Chemical 144A 9.75% 3/31/20	3,896,000	4,110,279
			78,792,568
Capital Goods – 4.56%
	Anixter 10.00% 3/15/14	1,213,000	1,322,170
	Berry Plastics
	*9.75% 1/15/21	1,613,000	1,814,625
	10.25% 3/1/16	1,674,000	1,736,775
#	Consolidated Container 144A 10.125% 7/15/20	2,785,000	2,917,288
#	DAE Aviation Holdings 144A 11.25% 8/1/15	2,359,000	2,441,565
	Kratos Defense & Security Solutions 10.00% 6/1/17	2,483,000	2,681,640
	Mueller Water Products 7.375% 6/1/17	2,681,000	2,734,620
	Reynolds Group Issuer
	8.25% 2/15/21	820,000	809,750
	9.00% 4/15/19	1,511,000	1,544,998
	9.875% 8/15/19	4,615,000	4,914,974
	#144A 9.875% 8/15/19	975,000	1,034,719

12

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
#	Sealed Air 144A
	8.125% 9/15/19	$522,000	$588,555
	8.375% 9/15/21	729,000	834,705
	TriMas 9.75% 12/15/17	1,060,000	1,187,200
			26,563,584
Consumer Cyclical – 6.98%
	Burlington Coat Factory Warehouse 10.00% 2/15/19	3,062,000	3,264,858
	CKE Restaurants 11.375% 7/15/18	1,508,000	1,739,855
	Dave & Buster’s 11.00% 6/1/18	2,719,000	3,007,894
#^	Dave & Buster’s Entertainment 144A 10.00% 2/15/16	3,790,000	2,695,638
	DineEquity 9.50% 10/30/18	3,765,000	4,179,150
	Express 8.75% 3/1/18	1,308,000	1,417,545
#	Landry’s 144A 9.375% 5/1/20	2,881,000	3,021,449
	Levi Strauss 7.625% 5/15/20	1,300,000	1,392,625
	Michaels Stores
	11.375% 11/1/16	832,000	885,048
	13.00% 11/1/16	949,000	1,015,439
	OSI Restaurant Partners 10.00% 6/15/15	1,308,000	1,347,253
#	Pantry 144A 8.375% 8/1/20	2,995,000	3,051,156
*	Quiksilver 6.875% 4/15/15	2,776,000	2,623,320
*	Rite Aid 9.25% 3/15/20	2,793,000	2,834,895
*	Sealy Mattress 8.25% 6/15/14	2,919,000	2,900,756
	Tops Holding 10.125% 10/15/15	2,310,000	2,460,150
#	Wok Acquisition 144A 10.25% 6/30/20	2,715,000	2,864,325
			40,701,356
Consumer Non-Cyclical – 2.65%
	Dean Foods 7.00% 6/1/16	1,182,000	1,223,370
	Del Monte 7.625% 2/15/19	2,429,000	2,422,928
#	JBS USA 144A 8.25% 2/1/20	2,660,000	2,656,542
	NBTY 9.00% 10/1/18	2,680,000	2,988,200
#	PC Merger Sub 144A 8.875% 8/1/20	3,215,000	3,343,600
	Smithfield Foods 6.625% 8/15/22	1,370,000	1,424,800
	Visant 10.00% 10/1/17	1,352,000	1,368,900
			15,428,340

13

Statement of net assets
Delaware High-Yield Opportunities Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Energy – 10.97%
	American Petroleum Tankers Parent 10.25% 5/1/15	$1,762,000	$1,850,100
	AmeriGas Finance 7.00% 5/20/22	1,874,000	1,995,810
	Antero Resources Finance 9.375% 12/1/17	2,146,000	2,382,060
	Calumet Specialty Products Partners 9.375% 5/1/19	4,064,000	4,226,559
	Chaparral Energy 8.25% 9/1/21	3,198,000	3,485,819
	Chesapeake Energy
	6.125% 2/15/21	551,000	541,358
	*6.625% 8/15/20	2,243,000	2,243,000
	Comstock Resources 7.75% 4/1/19	1,483,000	1,438,510
	Copano Energy
	7.125% 4/1/21	1,013,000	1,056,053
	7.75% 6/1/18	1,295,000	1,362,988
	Crosstex Energy
	#144A 7.125% 6/1/22	1,663,000	1,633,898
	8.875% 2/15/18	1,520,000	1,614,050
#	Eagle Rock Energy Partners 144A 8.375% 6/1/19	1,490,000	1,473,238
	Frontier Oil 6.875% 11/15/18	2,184,000	2,325,960
#	Hercules Offshore 144A
	7.125% 4/1/17	647,000	649,426
	10.50% 10/15/17	3,331,000	3,364,309
#	Hilcorp Energy I 144A 8.00% 2/15/20	2,122,000	2,350,115
#	Holly Energy Partners 144A 6.50% 3/1/20	788,000	825,430
#	Kodiak Oil & Gas 144A 8.125% 12/1/19	2,701,000	2,879,941
	Laredo Petroleum
	#144A 7.375% 5/1/22	725,000	768,500
	9.50% 2/15/19	2,803,000	3,181,405
	Linn Energy
	#144A 6.50% 5/15/19	810,000	812,025
	8.625% 4/15/20	1,622,000	1,767,980
	Oasis Petroleum 7.25% 2/1/19	2,090,000	2,184,050
	Offshore Group Investments
	11.50% 8/1/15	2,129,000	2,352,545
	#144A 11.50% 8/1/15	537,000	593,385
	Petroleum Development 12.00% 2/15/18	1,578,000	1,680,570
	Pioneer Drilling 9.875% 3/15/18	3,041,000	3,284,280
	Quicksilver Resources 9.125% 8/15/19	1,498,000	1,340,710
	Range Resources 5.00% 8/15/22	2,662,000	2,745,188
#	Samson Investment 144A 9.75% 2/15/20	2,541,000	2,639,464

14

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
	SandRidge Energy
	7.50% 3/15/21	$1,041,000	$1,067,025
	#144A 8.125% 10/15/22	1,388,000	1,445,255
	8.75% 1/15/20	402,000	430,140
			63,991,146
Financials – 2.75%
	E Trade Financial 12.50% 11/30/17	2,501,000	2,876,150
•#	ILFC E-Capital Trust I 144A 4.28% 12/21/65	2,341,000	1,626,995
•#	ILFC E-Capital Trust II 144A 6.25% 12/21/65	4,206,000	3,175,530
	International Lease Finance 5.875% 4/1/19	1,575,000	1,645,524
#	Neuberger Berman Group 144A
	5.625% 3/15/20	537,000	565,193
	5.875% 3/15/22	1,079,000	1,146,438
	Nuveen Investments 10.50% 11/15/15	4,902,000	5,000,039
			16,035,869
Healthcare – 5.71%
	Alere 9.00% 5/15/16	2,394,000	2,495,745
#	AMGH Merger Sub 144A 9.25% 11/1/18	2,287,000	2,469,960
	Biomet 11.625% 10/15/17	3,288,000	3,555,150
	Community Health Systems
	7.125% 7/15/20	1,665,000	1,746,169
	8.00% 11/15/19	2,359,000	2,565,413
	HCA 7.50% 2/15/22	2,620,000	2,954,050
	HealthSouth 7.75% 9/15/22	525,000	573,563
#	Hologic 144A 6.25% 8/1/20	2,900,000	3,074,000
#	Kinetic Concepts 144A
	10.50% 11/1/18	2,222,000	2,360,875
	12.50% 11/1/19	1,969,000	1,831,170
#	Multiplan 144A 9.875% 9/1/18	3,599,000	3,972,395
	Radnet Management 10.375% 4/1/18	1,761,000	1,778,610
#	STHI Holding 144A 8.00% 3/15/18	2,495,000	2,657,175
#	Truven Health Analytics 144A 10.625% 6/1/20	1,176,000	1,255,380
			33,289,655
Insurance – 3.05%
•	American International Group 8.175% 5/15/58	3,933,000	4,503,285
•	ING Groep 5.775% 12/29/49	6,815,000	6,048,312

15

Statement of net assets
Delaware High-Yield Opportunities Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Insurance (continued)
•#	Liberty Mutual Group 144A 7.00% 3/15/37	$3,953,000	$3,577,465
•	XL Group 6.50% 12/31/49	4,185,000	3,651,413
			17,780,475
Media – 7.31%
	Affinion Group 7.875% 12/15/18	2,724,000	2,301,780
	AMC Networks 7.75% 7/15/21	2,635,000	2,997,313
	Cablevision Systems 8.00% 4/15/20	2,243,000	2,495,338
	CCO Holdings
	7.00% 1/15/19	266,000	293,265
	8.125% 4/30/20	2,061,000	2,339,235
	Clear Channel Communications 9.00% 3/1/21	5,745,000	4,825,800
#	Clear Channel Worldwide Holdings 144A
	7.625% 3/15/20	2,184,000	2,096,660
#	DISH DBS 144A 5.875% 7/15/22	3,253,000	3,366,855
	Entravision Communications 8.75% 8/1/17	1,752,000	1,874,640
	MDC Partners 11.00% 11/1/16	3,313,000	3,578,040
#	Nara Cable Funding 144A 8.875% 12/1/18	1,700,000	1,504,500
	Nexstar Broadcasting 8.875% 4/15/17	1,911,000	2,035,215
#	ONO Finance II 144A 10.875% 7/15/19	4,582,000	3,551,050
#	Univision Communications 144A 8.50% 5/15/21	5,642,000	5,726,629
#	UPC Holding 144A 9.875% 4/15/18	1,972,000	2,188,920
	Virgin Media Finance 8.375% 10/15/19	1,249,000	1,419,176
			42,594,416
Services – 9.19%
#	Caesars Entertainment Operating 144A
	8.50% 2/15/20	2,728,000	2,745,050
	Cardtronics 8.25% 9/1/18	982,000	1,094,930
#	Carlson Wagonlit 144A 6.875% 6/15/19	2,755,000	2,858,313
	Casella Waste Systems 7.75% 2/15/19	2,897,000	2,889,757
	CityCenter Holdings PIK 10.75% 1/15/17	1,510,000	1,598,713
#	Delta Air Lines 144A 12.25% 3/15/15	1,810,000	1,972,900
#	Equinox Holdings 144A 9.50% 2/1/16	1,784,000	1,902,190
	Iron Mountain 8.375% 8/15/21	751,000	835,488
	Kansas City Southern de Mexico
	6.125% 6/15/21	796,000	891,520
	8.00% 2/1/18	1,550,000	1,747,625
	M/I Homes 8.625% 11/15/18	3,584,000	3,834,879

16

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Services (continued)
#	Meritage Homes 144A 7.00% 4/1/22	$586,000	$612,370
	MGM Resorts International
	7.75% 3/15/22	1,861,000	1,874,958
	11.375% 3/1/18	4,089,000	4,743,239
#	Monitronics International 144A 9.125% 4/1/20	1,320,000	1,287,000
	NCL 9.50% 11/15/18	522,000	574,200
	PHH 9.25% 3/1/16	2,658,000	2,883,930
	Pinnacle Entertainment
	7.75% 4/1/22	1,116,000	1,199,700
	8.75% 5/15/20	232,000	253,460
	Seven Seas Cruises 9.125% 5/15/19	2,882,000	3,018,894
	Standard Pacific 10.75% 9/15/16	851,000	1,027,583
	Swift Services Holdings 10.00% 11/15/18	1,098,000	1,199,565
#	Taylor Morrison Communities 144A 7.75% 4/15/20	2,635,000	2,812,863
#	United Air Lines 144A 12.00% 11/1/13	2,339,000	2,450,103
	UR Merger Sub
	#144A 5.75% 7/15/18	511,000	535,273
	#144A 7.625% 4/15/22	820,000	874,325
	8.25% 2/1/21	2,828,000	3,082,519
	10.25% 11/15/19	154,000	174,405
	West 7.875% 1/15/19	2,442,000	2,615,993
			53,591,745
Technology – 8.06%
	Advanced Micro Devices 7.75% 8/1/20	3,768,000	3,965,820
	Aspect Software 10.625% 5/15/17	2,001,000	2,141,070
	Avaya
	9.75% 11/1/15	394,000	309,290
	10.125% 11/1/15	2,585,000	2,048,613
	CDW 12.535% 10/12/17	3,585,000	3,862,838
	Fidelity National Information Services
	7.875% 7/15/20	1,134,000	1,284,255
	First Data 11.25% 3/31/16	7,794,000	7,462,754
	GXS Worldwide 9.75% 6/15/15	2,836,000	2,913,990
	iGate 9.00% 5/1/16	2,620,000	2,790,300
#	j2 Global 144A 8.00% 8/1/20	4,330,000	4,378,713
#	Kemet 144A 10.50% 5/1/18	3,423,000	3,440,115
#	Lawson Software 144A 9.375% 4/1/19	4,114,000	4,422,549
	MagnaChip Semiconductor 10.50% 4/15/18	2,512,000	2,800,880

17

Statement of net assets
Delaware High-Yield Opportunities Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Technology (continued)
#	Viasystems 144A 7.875% 5/1/19	$2,765,000	$2,730,438
#	Zayo Group 144A 10.125% 7/1/20	2,300,000	2,466,750
			47,018,375
Telecommunications – 9.08%
#	Clearwire Communications 144A 12.00% 12/1/15	4,326,000	4,104,155
#	Columbus International 144A 11.50% 11/20/14	2,664,000	2,910,420
	Cricket Communications 7.75% 10/15/20	1,551,000	1,488,960
#	Digicel Group 144A
	8.875% 1/15/15	765,000	782,213
	10.50% 4/15/18	4,495,000	4,843,362
	Hughes Satellite Systems 7.625% 6/15/21	2,620,000	2,908,200
#	Integra Telecom Holdings 144A 10.75% 4/15/16	1,995,000	2,004,975
	Intelsat Bermuda
	11.25% 2/4/17	4,041,000	4,217,793
	PIK 11.50% 2/4/17	3,476,300	3,628,388
#	Intelsat Jackson Holdings 144A 7.25% 10/15/20	1,120,000	1,195,600
	Level 3 Communications
	#144A 8.875% 6/1/19	455,000	464,669
	11.875% 2/1/19	3,442,000	3,846,434
	Level 3 Financing 10.00% 2/1/18	1,282,000	1,406,995
	MetroPCS Wireless 6.625% 11/15/20	1,279,000	1,296,586
	NII Capital 7.625% 4/1/21	1,271,000	978,670
	PAETEC Holding 9.875% 12/1/18	1,612,000	1,825,590
	Satmex Escrow
	9.50% 5/15/17	1,311,000	1,386,383
	#144A 9.50% 5/15/17	123,000	130,073
	Sprint Capital 8.75% 3/15/32	1,584,000	1,584,000
	Sprint Nextel
	8.375% 8/15/17	2,133,000	2,340,968
	#144A 9.125% 3/1/17	3,173,000	3,545,828
	Telesat Canada 12.50% 11/1/17	1,259,000	1,410,080
#	Wind Acquisition Finance 144A
	7.25% 2/15/18	3,105,000	2,770,375
	11.75% 7/15/17	2,255,000	1,882,925
			52,953,642

18

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Utilities – 1.77%
#	AES 144A 7.375% 7/1/21	$1,233,000	$1,416,409
#	Calpine 144A
	7.50% 2/15/21	1,523,000	1,701,953
	7.875% 1/15/23	984,000	1,124,220
	Elwood Energy 8.159% 7/5/26	1,164,972	1,163,516
	GenOn Americas Generation 8.50% 10/1/21	1,222,000	1,276,990
	GenOn Energy 9.875% 10/15/20	1,923,000	2,115,299
	NRG Energy 7.875% 5/15/21	1,432,000	1,528,660
			10,327,047
Total Corporate Bonds (cost $512,396,090)			529,104,712

«Senior Secured Loans – 2.82%
	Brock Holdings III 10.00% 2/15/18	925,000	920,374
@	Constellation Brands 6.50% 6/28/20	5,645,000	5,645,000
	Dynegy Power 1st Lien 9.25% 8/5/16	2,446,513	2,551,406
	PQ 6.74% 7/30/15	2,504,000	2,392,660
	WideOpenWest Finance 6.25% 4/18/18	1,795,000	1,780,640
	Wolverine World Wide 5.75% 5/1/13	3,180,000	3,180,000
Total Senior Secured Loans (cost $16,042,820)			16,470,080

		Number of shares
Common Stock – 0.27%
†	Alliance HealthCare Services	107,528	87,098
=†	Calpine	2,490,000	0
=†	Century Communications	4,250,000	0
†	Delta Air Lines	266	2,567
†	DIRECTV Class A	19,150	950,988
†	Flextronics International	49,950	320,180
†	GenOn Energy	5,032	11,976
†	GeoEye	7,900	200,897
=∏†	PT Holdings	3,285	33
Total Common Stock (cost $3,730,515)			1,573,739

19

Statement of net assets
Delaware High-Yield Opportunities Fund

		Number of shares	Value (U.S. $)
	Preferred Stock – 1.05%
#	Ally Financial 144A 7.00%	4,800	$4,313,700
•	GMAC Capital Trust I 8.125%	73,000	1,779,740
=†	PT Holdings	657	0
	Total Preferred Stock (cost $5,477,652)		6,093,440

	Warrant – 0.00%
=∏@†	PT Holdings	657	7
	Total Warrant (cost $15,768)		7

		Principal
		amount (U.S. $)
	Short-Term Investments – 5.87%
	Repurchase Agreements – 5.87%
	Bank of America 0.16%, dated 7/31/12, to be
	repurchased on 8/1/12, repurchase price
	$19,566,087 (collateralized by U.S. government
	obligations 1.00%-4.50% 5/15/14-5/15/38;
	market value $19,957,079)	$19,566,000	19,566,000
	BNP Paribas 0.16%, dated 7/31/12, to be
	repurchased on 8/1/12, repurchase price
	$14,666,065 (collateralized by U.S. government
	obligations 0.125%-1.25% 7/31/14-4/30/17;
	market value $14,959,561)	14,666,000	14,666,000
	Total Short-Term Investments (cost $34,232,000)		34,232,000

	Total Value of Securities Before Securities Lending
	Collateral – 100.76% (cost $571,894,845)		587,473,978

		Number of shares
	**Securities Lending Collateral – 0.08%
	Investment Companies
	Delaware Investments Collateral Fund No.1	472,707	472,707
	†@Mellon GSL Reinvestment Trust II	514,615	0
	Total Securities Lending Collateral (cost $987,322)		472,707

20

Total Value of Securities – 100.84%
(cost $572,882,167)	$587,946,685 ©
**Obligation to Return Securities
Lending Collateral – (0.17%)	(987,322)
Other Liabilities Net of Receivables and
Other Assets – (0.67%)	(3,925,463)
Net Assets Applicable to 141,744,738
Shares Outstanding – 100.00%	$583,033,900

Net Asset Value – Delaware High-Yield Opportunities Fund
Class A ($311,859,208 / 75,833,702 Shares)	$4.11
Net Asset Value – Delaware High-Yield Opportunities Fund
Class B ($4,923,763 / 1,197,848 Shares)	$4.11
Net Asset Value – Delaware High-Yield Opportunities Fund
Class C ($65,771,273 / 15,972,909 Shares)	$4.12
Net Asset Value – Delaware High-Yield Opportunities Fund
Class R ($14,636,819 / 3,548,568 Shares)	$4.12
Net Asset Value – Delaware High-Yield Opportunities Fund
Institutional Class ($185,842,837 / 45,191,711 Shares)	$4.11

Components of Net Assets at July 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$618,135,717
Undistributed net investment income	708,504
Accumulated net realized loss on investments	(50,874,839)
Net unrealized appreciation of investments	15,064,518
Total net assets	$583,033,900

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2012, the aggregate value of Rule 144A securities was $218,144,957, which represented 37.42% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of July 31, 2012. Interest rates reset periodically.
*	Fully or partially on loan.

21

Statement of net assets
Delaware High-Yield Opportunities Fund

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At July 31, 2012, the aggregate value of fair valued securities was $477,771, which represented 0.08% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
@	Illiquid security. At July 31, 2012, the aggregate value of illiquid securities was $6,122,738, which represented 1.05% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
^	Zero coupon security. The rate shown is the yield at the time of purchase.
«

Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at July 31, 2012.

†	Non income producing security.
∏

Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At July 31, 2012, the aggregate value of restricted securities was $40, which represented 0.00% of the Fund’s net assets.

**	See Note 8 in “Notes to financial statements” for additional information on securities lending collateral.
©	Includes $953,616 of securities loaned.

PIK — Pay-in-kind

Net Asset Value and Offering Price Per Share –
Delaware High-Yield Opportunities Fund
Net asset value Class A (A)	$4.11
Sales charge (4.50% of offering price) (B)	0.19
Offering price	$4.30

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchase of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

22

Statement of operations
Delaware High-Yield Opportunities Fund	Year Ended July 31, 2012

Investment Income:
Interest	$45,755,396
Dividends	748,745
Securities lending income	232,131	$46,736,272

Expenses:
Management fees	3,422,038
Distribution expenses – Class A	893,558
Distribution expenses – Class B	57,843
Distribution expenses – Class C	550,810
Distribution expenses – Class R	107,857
Dividend disbursing and transfer agent fees and expenses	687,508
Accounting and administration expenses	207,633
Registration fees	117,723
Reports and statements to shareholders	71,774
Legal fees	50,503
Audit and tax	27,367
Trustees’ fees	25,887
Custodian fees	13,558
Dues and services	11,814
Pricing fees	6,703
Insurance fees	4,321
Trustees’ expenses	1,685
Consulting fees	1,316	6,259,898
Less fees waived		(362,734)
Less waived distribution expenses – Class R		(17,976)
Less expense paid indirectly		(603)
Total operating expenses		5,878,585
Net Investment Income		40,857,687

Net Realized and Unrealized Gain (Loss):
Net realized loss on investments		(8,301,222)
Net change in unrealized appreciation
(depreciation) of investments		3,127,387
Net Realized and Unrealized Loss		(5,173,835)

Net Increase in Net Assets Resulting from Operations		$35,683,852

See accompanying notes, which are an integral part of the financial statements.

23

Statements of changes in net assets
Delaware High-Yield Opportunities Fund

	Year Ended
	7/31/12	7/31/11
Increase (Decrease) in Net Assets from Operations:
Net investment income	$40,857,687	$39,735,177
Net realized gain (loss)	(8,301,222)	30,062,333
Net change in unrealized appreciation (depreciation)	3,127,387	(3,141,584)
Net increase in net assets resulting from operations	35,683,852	66,655,926

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(23,235,747)	(28,743,438)
Class B	(409,230)	(663,551)
Class C	(3,860,806)	(3,302,907)
Class R	(1,356,859)	(1,280,922)
Institutional Class	(11,981,767)	(6,949,686)
	(40,844,409)	(40,940,504)

Capital Share Transactions:
Proceeds from shares sold:
Class A	191,895,444	147,142,944
Class B	77,985	89,206
Class C	30,487,339	24,959,490
Class R	8,691,456	10,148,940
Institutional Class	144,535,717	107,327,461

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	17,602,223	21,600,062
Class B	298,037	378,617
Class C	2,609,161	2,000,469
Class R	1,356,859	1,262,481
Institutional Class	9,390,876	4,633,841
	406,945,097	319,543,511

24

	Year Ended
	7/31/12	7/31/11
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(199,347,677)	$(216,729,375)
Class B	(2,730,313)	(3,578,810)
Class C	(19,898,088)	(11,892,841)
Class R	(14,043,834)	(7,872,999)
Institutional Class	(91,614,283)	(52,727,065)
	(327,634,195)	(292,801,090)
Increase in net assets derived from
capital share transactions	79,310,902	26,742,421
Net Increase in Net Assets	74,150,345	52,457,843

Net Assets:
Beginning of year	508,883,555	456,425,712
End of year (including undistributed net investment
income of $708,504 and $716,341, respectively)	$583,033,900	$508,883,555

See accompanying notes, which are an integral part of the financial statements.

25

Financial highlights
Delaware High-Yield Opportunities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

26

Year Ended
7/31/12	7/31/11	7/31/10	7/31/09	7/31/08
$4.200	$3.980	$3.560	$3.880	$4.260

0.308	0.315	0.356	0.323	0.299
(0.090)	0.231	0.412	(0.347)	(0.368)
0.218	0.546	0.768	(0.024)	(0.069)

(0.308)	(0.326)	(0.348)	(0.296)	(0.311)
(0.308)	(0.326)	(0.348)	(0.296)	(0.311)

$4.110	$4.200	$3.980	$3.560	$3.880

5.73%	14.11%	22.30%	0.81%	(1.74% )

$311,859	$306,304	$335,684	$261,286	$86,809
1.11%	1.11%	1.11%	1.15%	1.13%

1.18%	1.20%	1.25%	1.37%	1.31%
7.71%	7.60%	9.25%	9.92%	7.28%

7.64%	7.51%	9.11%	9.70%	7.10%
61%	115%	141%	89%	143%

27

Financial highlights
Delaware High-Yield Opportunities Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

28

Year Ended
7/31/12	7/31/11	7/31/10	7/31/09	7/31/08
$4.190	$3.980	$3.560	$3.880	$4.260

0.280	0.286	0.329	0.300	0.271
(0.080)	0.221	0.412	(0.347)	(0.368)
0.200	0.507	0.741	(0.047)	(0.097)

(0.280)	(0.297)	(0.321)	(0.273)	(0.283)
(0.280)	(0.297)	(0.321)	(0.273)	(0.283)

$4.110	$4.190	$3.980	$3.560	$3.880

5.24%	13.06%	21.46%	0.11%	(2.42% )

$4,924	$7,527	$10,143	$11,966	$7,827
1.81%	1.81%	1.81%	1.85%	1.83%

1.88%	1.90%	1.95%	2.07%	2.01%
7.01%	6.90%	8.55%	9.22%	6.58%

6.94%	6.81%	8.41%	9.00%	6.40%
61%	115%	141%	89%	143%

29

Financial highlights
Delaware High-Yield Opportunities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

30

Year Ended
7/31/12	7/31/11	7/31/10	7/31/09	7/31/08
$4.200	$3.990	$3.560	$3.880	$4.260

0.280	0.287	0.329	0.300	0.270
(0.080)	0.221	0.422	(0.347)	(0.368)
0.200	0.508	0.751	(0.047)	(0.098)

(0.280)	(0.298)	(0.321)	(0.273)	(0.282)
(0.280)	(0.298)	(0.321)	(0.273)	(0.282)

$4.120	$4.200	$3.990	$3.560	$3.880

5.24%	13.04%	21.75%	0.10%	(2.44% )

$65,771	$53,151	$36,060	$31,415	$21,146
1.81%	1.81%	1.81%	1.85%	1.83%

1.88%	1.90%	1.95%	2.07%	2.01%
7.01%	6.90%	8.55%	9.22%	6.58%

6.94%	6.81%	8.41%	9.00%	6.40%
61%	115%	141%	89%	143%

31

Financial highlights
Delaware High-Yield Opportunities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

32

Year Ended
7/31/12	7/31/11	7/31/10	7/31/09	7/31/08
$4.210	$3.990	$3.570	$3.890	$4.270

0.301	0.308	0.349	0.316	0.291
(0.090)	0.231	0.412	(0.347)	(0.368)
0.211	0.539	0.761	(0.031)	(0.077)

(0.301)	(0.319)	(0.341)	(0.289)	(0.303)
(0.301)	(0.319)	(0.341)	(0.289)	(0.303)

$4.120	$4.210	$3.990	$3.570	$3.890

5.51%	13.87%	22.01%	0.62%	(1.93% )

$14,637	$19,046	$14,708	$15,323	$11,305
1.31%	1.31%	1.31%	1.35%	1.33%

1.48%	1.50%	1.55%	1.67%	1.61%
7.51%	7.40%	9.05%	9.72%	7.08%

7.34%	7.21%	8.81%	9.40%	6.80%
61%	115%	141%	89%	143%

33

Financial highlights
Delaware High-Yield Opportunities Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

34

Year Ended
7/31/12	7/31/11	7/31/10	7/31/09	7/31/08
$4.200	$3.980	$3.560	$3.880	$4.260

0.320	0.328	0.367	0.332	0.312
(0.090)	0.231	0.412	(0.347)	(0.368)
0.230	0.559	0.779	(0.015)	(0.056)

(0.320)	(0.339)	(0.359)	(0.305)	(0.324)
(0.320)	(0.339)	(0.359)	(0.305)	(0.324)

$4.110	$4.200	$3.980	$3.560	$3.880

6.03%	14.45%	22.65%	1.11%	(1.45% )

$185,843	$122,855	$59,831	$45,166	$37,465
0.81%	0.81%	0.81%	0.85%	0.83%

0.88%	0.90%	0.95%	1.07%	1.01%
8.01%	7.90%	9.55%	10.22%	7.58%

7.94%	7.81%	9.41%	10.00%	7.40%
61%	115%	141%	89%	143%

35

Notes to financial statements
Delaware High-Yield Opportunities Fund	July 31, 2012

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers five Series: Delaware Core Bond Fund, Delaware Corporate Bond Fund, Delaware Diversified Floating Rate Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware High-Yield Opportunities Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued using the evaluated mean from a pricing vendor, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily

36

available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (July 31, 2009–July 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2012.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

37

Notes to financial statements
Delaware High-Yield Opportunities Fund

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended July 31, 2012.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended July 31, 2012, the Fund earned $603 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), from exceeding 0.81% of average daily net assets of the Fund through November 28, 2012. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

38

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended July 31, 2012, the Fund was charged $26,078 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and Class C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class R shares’ 12b-1 fees through November 28, 2012 to no more than 0.50% of its average daily net assets. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above.

At July 31, 2012, the Fund had liabilities payable to affiliates as follows:

Investment management fees payable to DMC	$249,527
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	13,404
Distribution fees payable to DDLP	140,981
Other expenses payable to DMC and affiliates*	20,559

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended July 31, 2012, the Fund was charged $14,724 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the year ended July 31, 2012, DDLP earned $92,737 for commissions on sales of the Fund’s Class A shares. For the year ended July 31, 2012, DDLP received gross CDSC commissions of $4,285, $2,461 and $6,263 on redemptions of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

39

Notes to financial statements
Delaware High-Yield Opportunities Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the year ended July 31, 2012, the Fund made purchases of $378,324,233 and sales of $307,529,055 of investment securities other than short-term investments.

At July 31, 2012, the cost of investments for federal income tax purposes was $573,067,241. At July 31, 2012, net unrealized appreciation was $14,879,444, of which $28,077,441 related to unrealized appreciation of investments and $13,197,997 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

40

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$1,573,706	$—	$33	$1,573,739
Corporate Debt	—	545,097,061	477,731	545,574,792
Short-Term Investments	—	34,232,000	—	34,232,000
Securities Lending Collateral	—	472,707	—	472,707
Other	1,779,740	4,313,700	7	6,093,447
Total	$3,353,446	$584,115,468	$477,771	$587,946,685

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets.

	Common	Corporate
	Stock	Debt	Other	Total
Balance as of 7/31/11	$33	$438,120	$7	$438,160
Purchases	—	39,611	—	39,611
Net realized loss	(1,132,994)	—	—	(1,132,994)
Net change in unrealized
appreciation (depreciation)	1,132,994	—	—	1,132,994
Balance as of 7/31/12	$33	$477,731	$7	$477,771

Net change in unrealized
appreciation (depreciation)
from Level 3 investments still
held as of 7/31/12	$—	$—	$—	$—

During the year ended July 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

Management has determined that additional disclosure is not required under ASU No. 2011-04 since the Level 3 investments are not considered material to the Fund’s net assets at the end of the period.

41

Notes to financial statements
Delaware High-Yield Opportunities Fund

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended July 31, 2012 and 2011 was as follows:

	Year Ended
	7/31/12	7/31/11
Ordinary income	$40,844,409	$40,940,504

5. Components of Net Assets on a Tax Basis

As of July 31, 2012, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$618,135,717
Undistributed ordinary income	1,824,008
Distributions payable	(1,082,224)
Capital loss carryforwards	(46,156,047)
Unrealized appreciation	14,879,444
Qualified late year short-term capital losses deferral	(1,606,991)
Qualified late year long-term capital losses deferral	(2,960,007)
Net assets	$583,033,900

The differences between book basis and tax basis components of the net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of distributions payable, trust preferred securities, qualified late year capital losses deferral and market discount and premium on debt instruments.

Qualified late year losses represent losses realized on investments from November 1, 2011 through July 31, 2012 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

42

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on debt instruments and trust preferred securities. Results of operations and net assets were not affected by these reclassifications. For the year ended July 31, 2012, the Fund recorded the following reclassifications:

Undistributed net investment income	$(21,115)
Accumulated net realized loss	21,115

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at July 31, 2012, if not utilized in future years, will expire as follows: $2,444,810 expires in 2016 and $40,500,385 expires in 2017. The use of these losses is subject to an annual limitation in accordance with the internal revenue code.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$3,210,852	$—

43

Notes to financial statements
Delaware High-Yield Opportunities Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	7/31/12	7/31/11
Shares sold:
Class A	48,524,297	35,395,485
Class B	19,480	21,522
Class C	7,637,786	5,978,891
Class R	2,181,405	2,418,512
Institutional Class	36,571,562	25,749,143

Shares issued upon reinvestment of dividends and distributions:
Class A	4,429,622	5,202,322
Class B	75,228	91,383
Class C	655,176	480,119
Class R	343,198	302,749
Institutional Class	2,360,501	1,111,162
	102,798,255	76,751,288

Shares redeemed:
Class A	(50,135,715)	(51,905,636)
Class B	(691,949)	(866,308)
Class C	(4,970,621)	(2,851,557)
Class R	(3,501,947)	(1,878,009)
Institutional Class	(23,021,203)	(12,603,596)
	(82,321,435)	(70,105,106)

Net increase	20,476,820	6,646,182

For the years ended July 31, 2012 and 2011, 322,002 Class B shares were converted to 322,601 Class A shares valued at $ 1,266,735 and 426,642 Class B shares were converted to 426,407 Class A shares valued at $1,754,683, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table on the previous page and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $50,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under

44

the agreement. On August 1, 2011, the Fund, along with the other Participants, entered into an amendment for a $100,000,000 revolving line of credit. The line of credit under the agreement expired on November 15, 2011.

On November 15, 2011, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Fund had no amounts outstanding as of July 31, 2012, or at any time during the year then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/ or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the

45

Notes to financial statements
Delaware High-Yield Opportunities Fund

8. Securities Lending (continued)

lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At July 31, 2012, the value of the securities on loan was $953,616, for which cash collateral was received and invested in accordance with the Lending Agreement. At July 31, 2012, the value of invested collateral was $472,707. These investments are presented on the statement of net assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investors Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

46

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2012 that would require recognition or disclosure in the Fund’s financial statements.

12. Tax Information (Unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring designation, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended July 31, 2012, the Fund designates distributions paid during the year as follows:

(A) Ordinary Income distribution (Tax Basis)*	100%
(B) Qualifying dividends[1]	0.36%

(A) is based on a percentage of the Fund’s total distributions.

(B) is based on a percentage of the Fund’s ordinary income distributions.
1 Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

*For the fiscal year ended July 31, 2012, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003, and as extended by Tax Relief, Unemployment Insurance Reauthorization and Jobs Creation Act of 2010. The Fund intends to designate up to 0.32% to be taxed at maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2012 Form 1099-DIV.

For the fiscal year ended July 31, 2012, certain dividends paid by the Fund, determined to be Qualified Interest Income may be subject to relief from U.S. withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004 and as extended by Tax Relief, Unemployment Insurance Reauthorization and Jobs Creation Act of 2010. For the fiscal year ended July 31, 2012, the Fund has designated a maximum distribution of Qualified Interest Income of $39,888,770.

47

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group® Income Funds
and the Shareholders of Delaware High-Yield Opportunities Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware High-Yield Opportunities Fund (one of the series constituting Delaware Group Income Funds, hereinafter referred to as the “Fund”) at July 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the two years in the period ended July 31, 2009 were audited by other independent accountants whose report dated September 21, 2009 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 21, 2012

48

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne1	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

50

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	72	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.2
Board of Governors Member
Investment Company
Institute (ICI)

Finance Committee Member
St. John Vianney Roman
Catholic Church

Board of Trustees
Agnes Irwin School

Member of Investment
Committee
Cradle of Liberty Council,
BSA
(2007–2010)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

51

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

52

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	72	Chairman of Investment
(March 2004–Present)		Committee
		Pennsylvania Academy of
Investment Manager		Fine Arts
Morgan Stanley & Co.
(January 1984–March 2004)		Investment Committee and
		Governance Committee
		Member
		Pennsylvania Horticultural
		Society

		Director
		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

President	72	Board of Governors Member —
Drexel University		NASDAQ OMX PHLX LLC
(August 2010–Present)
		Director and Audit
President		Committee Member
Franklin & Marshall College		Community Health Systems
(July 2002–July 2010)
		Director — U.S. SQUASH

		Director — Ecore
		International
		(2009–2010)

		Director — Allied
		Barton Securities Holdings
		(2005–2008)

Managing Director	72	None
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Private Investor	72	None
(2004–Present)

Chief Investment Officer
Assurant, Inc. (Insurance)
(2002–2004)

53

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

54

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Chief Executive Officer —	72	Trust Manager — Camden
Banco Itaú Europa		Property Trust
International		(since August 2011)
(since April 2012)
Board of Trustees
Executive Advisor to Dean		Thunderbird School of
(August 2011–March 2012)		Global Management
and Interim Dean		(2007–2011)
(January 2011–July 2011) —
University of Miami School of		Board of Trustees
Business Administration		Carrollton School of the
Sacred Heart
President — U.S. Trust,		(since 2001)
Bank of America Private
Wealth Management		Board Member
(Private Banking)		Foreign Policy Association
(July 2007–December 2008)		(since 2006)

President and Director		Board of Trustees
(November 2005–June 2007) and		Georgetown Preparatory School
Chief Executive Officer		(2005–2011)
(April 2007–June 2007) —
U.S. Trust Company		Board of Governors
(Private Banking)		Miami City Ballet
(2000–2011)

Board of Trustees
St. Thomas University
(2005–2011)

55

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

56

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	72	Director, Audit
(January 2006–Present)		Committee Member and
Vice President — Mergers & Acquisitions		Investment Committee
(January 2003–January 2006), and		Member
Vice President and Treasurer		Okabena Company
(July 1995–January 2003)
3M Corporation		Chair — 3M
Investment Management
Company

Founder	72	Director and Compensation
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director — Sutton LLC
Founder
P/E Investments		Director
(Hedge Fund)		Oxigene, Inc.
(September 1996–Present)		(2003–2008)

57

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Executive Vice President,	Executive Vice President
2005 Market Street	General Counsel	since February 2012;
Philadelphia, PA 19103	and Chief Legal Officer	Senior Vice President
February 1966		October 2005–
February 2012;
General Counsel and
Chief Legal Officer
since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

58

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	72	None[3]
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	72	None[3]
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	72	None[3]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	72	None[3]
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

59

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA	John A. Fry President Drexel University Philadelphia, PA Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY	Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware High-Yield Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

60

Annual report Delaware Core Bond Fund July 31, 2012 Fixed income mutual fund

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Core Bond Fund at delawareinvestments.com.

Manage your investments online

  24-hour access to your account information
  Obtain share prices
  Check your account balance and recent transactions
  Request statements or literature
  Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Core Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Portfolio management review	1
Performance summary	4
Disclosure of Fund expenses	8
Security type/sector allocation	10
Statement of net assets	11
Statement of assets and liabilities	24
Statement of operations	25
Statements of changes in net assets	26
Financial highlights	28
Notes to financial statements	36
Report of independent registered
public accounting firm	48
Board of trustees/directors and
officers addendum	50
About the organization	60

Unless otherwise noted, views expressed herein are current as of July 31, 2012, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review
Delaware Core Bond Fund	August 7, 2012

Performance preview (for the year ended July 31, 2012)
Delaware Core Bond Fund (Class A shares)	1-year return	+8.03%
Barclays U.S. Aggregate Index (benchmark)	1-year return	+7.25%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Core Bond Fund, please see the table on page 4.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

For many investors, the Fund’s fiscal year ended July 31, 2012 alternated between extended periods of pessimism and optimism. The sovereign debt crisis in Europe remained a challenge, as several countries — most notably, Greece, Spain, and Italy — found themselves on the verge of a financial crisis requiring coordinated action by governments and policymakers in the region.

Meanwhile, the U.S. economy failed to generate much momentum. The U.S. Commerce Department reported that gross domestic product (GDP) — which measures the total dollar value of goods and services produced by the nation — peaked at an annual rate of 4.1% in the fourth quarter of 2011, declined to 2.0% in the first quarter of 2012, then fell to an estimated 1.5% in the second quarter. Perhaps more distressing to investors was the lack of improvement in the U.S. jobs picture. The national unemployment rate reached 8.3% in July 2012, up from just 8.1% three months earlier (source: U.S. Department of Labor).

On the positive side, corporate earnings continued to be relatively robust. Corporate balance sheets remained strong, providing a testament to the corporate sector’s ability to operate flexibly against a challenging backdrop. In addition, an environment of low risk tolerance boosted demand for low-risk

At times of market weakness during the fiscal year, we sought to invest opportunistically in newly issued, high-quality corporate bonds. During such spells of caution, these types of bonds tended to provide the greatest risk-reward opportunities, in our opinion. Relying on the thorough credit research that is a hallmark of our investment process, we sought to take advantage of these opportunities to invest in bonds whose credit characteristics we liked, at prices that we believed could provide good long-term value.

1

Portfolio management review
Delaware Core Bond Fund

securities. U.S. Treasurys were in strong demand, for example, ultimately sending yields to historically low levels.

Against this backdrop, most of the income asset classes typically held by the Fund enjoyed solid returns during its fiscal year. Due to a steady demand for so-called “safe haven” assets, U.S. Treasurys were particularly strong performers. grade corporate bonds also performed relatively well, as investors reacted to reports of healthy corporate earnings. Higher-yielding, lower-rated corporate bonds did not fare quite as well as their counterparts with stronger credit ratings, but they nevertheless generated solid returns, lifted by their relatively high level of income in an environment that offered limited alternatives to generate competitive yields. Other fixed income asset classes, including commercial mortgage-backed securities (CMBS), were likewise boosted by an increased appetite for income-generating investments.

Meanwhile, among international markets, bonds issued within developing countries generally produced favorable performance. Alternatively, bonds issued within developed countries generated only a modestly positive return, due in large part to the challenging European economic environment, along with a strengthening U.S. dollar that reduced returns for many U.S. investors.

Fund performance

For its fiscal year ended July 31, 2012, Delaware Core Bond Fund (Class A shares) returned +8.03% at net asset value and +3.20% at maximum offer price (both returns reflect all distributions reinvested). In comparison, the Fund’s benchmark, the Barclays U.S. Aggregate Index, returned +7.25% during the same period. For complete annualized performance of Delaware Core Bond Fund, please see the table on page 4.

Relative performance factors

The Fund’s modest outperformance was driven largely by security selection in both government and corporate bonds. The Fund’s overweight allocation to investment grade corporate bonds was helpful to relative performance. Its allocation to bonds issued by banking and finance firms as well as certain highly-rated bonds issued by firms in the industrial sector proved particularly beneficial. Bonds in the financial sector benefited from having relatively attractive yields to begin the fiscal year, while the positive effects of individual bond performance within this category also added to the Fund’s relative results.

During the Fund’s fiscal year, the Fund’s portfolio holdings were on average underweight the benchmark’s relative exposure to Treasury bonds. This underweight position produced a modestly negative impact on relative performance as interest rates fell.

Several other factors had positive effects on the Fund’s total return. For example, the portfolio held an overweight allocation to CMBS, which lifted results given the asset class’s outperformance of the broader benchmark index. Additionally, the Fund maintained a small out-of-benchmark allocation to emerging markets debt. This stance contributed to the Fund’s relative performance as many investors increasingly looked to emerging markets for exposure to international bonds. Finally, the Fund’s exposure to floating rate securities in the asset-backed sector also lagged benchmark returns as interest rates declined.

2

Management strategy

At times of market weakness during the fiscal year, we sought to invest opportunistically in newly issued, high-quality corporate bonds. During such spells of caution, these types of bonds tended to provide the greatest risk-reward opportunities, in our opinion. Relying on the thorough credit research that is a hallmark of our investment process, we sought to take advantage of these opportunities to invest in bonds whose credit characteristics we liked, at prices that we believed could provide good long-term value.

Another stance we adopted at various points during the Fund’s fiscal year was to maintain a small short position to the euro. Our motivation was to protect against so-called “tail risk” — the risk of an unlikely but potentially severe European downturn that could ultimately bear down on the Fund’s performance. In light of deteriorating financial conditions among a number of euro-zone economies, we believed this positioning was prudent.

Toward the end of the Fund’s fiscal year, we were in the process of reducing the Fund’s exposure to certain high-quality developed-country government bonds in favor of bonds issued within less developed countries. Our rationale was that developed countries generally perceived as the safest — such as Germany, Sweden, Finland, and Australia — had seen their government bonds rally strongly, and these securities no longer appeared to us to offer value as attractive as other creditworthy opportunities in emerging markets, where we favored a combination of government and corporate debt.

As its fiscal year drew to a close, the Fund was positioned defensively, reflecting our expectations of continued deterioration in credit and economic fundamentals in Europe and further fragility in the United States. Against this backdrop, the Fund maintained a somewhat more cautious posture than it would normally carry, including the use of currency hedges, a greater focus on investment grade corporate debt, and reduced exposure to high yield corporate bonds.

3

Performance summary
Delaware Core Bond Fund	July 31, 2012

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance[1,2]	Average annual total returns through July 31, 2012
	1 year	5 years	10 years	Lifetime
Class A (Est. March 12, 1996)
Excluding sales charge	+8.03%	+7.14%	+5.77%	n/a
Including sales charge	+3.20%	+6.16%	+5.28%	n/a
Class C (Est. Sept. 30, 2009)
Excluding sales charge	+7.20%	n/a	n/a	+6.13%
Including sales charge	+6.20%	n/a	n/a	+6.13%
Class R (Est. Sept. 30, 2009)
Excluding sales charge	+7.68%	n/a	n/a	+6.61%
Including sales charge	+7.68%	n/a	n/a	+6.61%
Institutional Class (Est. Sept. 30, 2009)
Excluding sales charge	+8.25%	n/a	n/a	+7.39%
Including sales charge	+8.25%	n/a	n/a	+7.39%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Delaware Core Bond Fund is the successor to The Intermediate Fixed Income Portfolio of the Delaware Pooled® Trust pursuant to the reorganization (Reorganization) of The Intermediate Fixed Income Portfolio into the Fund. Prior to the Reorganization, the Fund had no investment operations. Accordingly, for periods before Sept. 30, 2009, the performance information shown above that includes data from that period and on pages 6 and 7 is historical information for The Intermediate Fixed Income Portfolio. The Intermediate Fixed Income Portfolio had the same investment objective and a similar investment strategy as the Fund, and was managed by the same portfolio managers. Because the Fund’s fees and expenses are higher than those of The Intermediate Fixed Income Portfolio, the Fund’s performance would have been lower than that shown for relevant periods in this report.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table on page 6. Performance would have been lower had expense limitations not been in effect.

4

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.30% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from Nov. 28, 2011, through Nov. 28, 2012. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.60% of average daily net assets, which has been limited contractually to 0.50% from Nov. 28, 2011, through Nov. 28, 2012.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

The Fund may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivative transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations.

The Fund may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

Per Standard & Poor’s credit rating agency, bonds rated AA and A are more susceptible to the adverse effects of changes in circumstances and economic conditions than those in the higher-rated AAA category, but the obligor’s capacity to meet its financial commitment on the obligation is still strong. Bonds rated BBB exhibit adequate protection parameters, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics with BB indicating the least degree of speculation of the three.

5

Performance summary
Delaware Core Bond Fund

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 0.65% of the Fund’s average daily net assets from Nov. 28, 2011, through Nov. 28, 2012. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class C	Class R	Institutional Class
Total annual operating expenses	1.46%	2.16%	1.76%	1.16%
(without fee waivers)
Net expenses	0.90%	1.65%	1.15%	0.65%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual

6

Performance of a $10,000 investment1
Average annual total returns from July 31, 2002, through July 31, 2012

For period beginning July 31, 2002, through July 31, 2012	Starting value	Ending value
Barclays U.S. Aggregate Index	$10,000	$17,324
Delaware Core Bond Fund — Class A shares	$9,550	$16,720

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on July 31, 2002, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 6. Please note additional details on pages 4 through 7.

The chart also assumes $10,000 invested in the Barclays U.S. Aggregate Index as of July 31, 2002. The Barclays U.S. Aggregate Index is a broad composite that tracks the investment grade domestic bond market. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DPFIX	245908710
Class C	DCBCX	245908694
Class R	DEBRX	245908686
Institutional Class	DCBIX	245908678

7

Disclosure of Fund expenses
For the six-month period from February 1, 2012 to July 31, 2012 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from February 1, 2012 to July 31, 2012.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

8

Delaware Core Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	2/1/12	7/31/12	Expense Ratio	2/1/12 to 7/31/12*
Actual Fund return
Class A	$1,000.00	$1,032.50	0.90%	$4.55
Class C	1,000.00	1,028.50	1.65%	8.32
Class R	1,000.00	1,030.90	1.15%	5.81
Institutional Class	1,000.00	1,033.60	0.65%	3.29
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.39	0.90%	$4.52
Class C	1,000.00	1,016.66	1.65%	8.27
Class R	1,000.00	1,019.14	1.15%	5.77
Institutional Class	1,000.00	1,021.63	0.65%	3.27

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

9

Security type/sector allocation
Delaware Core Bond Fund	As of July 31, 2012

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Agency Asset-Backed Securities	0.07%
Agency Collateralized Mortgage Obligations	2.79%
Agency Mortgage-Backed Securities	29.23%
Commercial Mortgage-Backed Securities	2.97%
Corporate Bonds	27.23%
Banking	5.59%
Basic Industry	3.00%
Brokerage	0.28%
Capital Goods	0.21%
Communications	1.94%
Consumer Cyclical	1.31%
Consumer Non-Cyclical	4.04%
Electric	1.47%
Energy	2.40%
Financials	0.50%
Insurance	1.96%
Natural Gas	1.55%
Real Estate	1.66%
Technology	0.96%
Transportation	0.36%
Municipal Bond	0.76%
Non-Agency Asset-Backed Securities	4.14%
U.S. Treasury Obligations	28.11%
Preferred Stock	0.27%
Option Purchased	0.02%
Short-Term Investments	12.22%
Total Value of Securities	107.81%
Liabilities Net of Receivables and Other Assets	(7.81%)
Total Net Assets	100.00%

10

Statement of net assets
Delaware Core Bond Fund	July 31, 2012

	Principal amount (U.S. $)	Value (U.S. $)
Agency Asset-Backed Securities – 0.07%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.407% 9/26/33	$11,004	$11,094
Fannie Mae Whole Loan
Series 2001-W2 AS5 6.473% 10/25/31	6,840	7,206
•Series 2002-W11 AV1 0.586% 11/25/32	1,148	1,060
Total Agency Asset-Backed Securities
(cost $18,886)		19,360

Agency Collateralized Mortgage Obligations – 2.79%
Fannie Mae REMICs
Series 2004-49 EB 5.00% 7/25/24	46,472	51,420
Series 2006-105 ME 5.50% 11/25/36	235,000	283,164
Series 2010-35 AB 5.00% 11/25/49	81,185	87,026
Series 2010-116 Z 4.00% 10/25/40	37,659	41,332
Fannie Mae Whole Loan
Series 2003-W15 2A7 5.55% 8/25/43	17,329	19,184
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	33,211	38,126
Series 3027 DE 5.00% 9/15/25	54,114	59,519
Series 3656 PM 5.00% 4/15/40	10,000	11,406
•Series 3800 AF 0.749% 2/15/41	128,134	128,653
GNMA Series 2010-113 KE 4.50% 9/20/40	50,000	57,466
NCUA Guaranteed Notes
Series 2010-C1 A2 2.90% 10/29/20	20,000	21,294
• Vendee Mortgage Trust
Series 2000-1 1A 6.809% 1/15/30	19,692	23,778
Total Agency Collateralized Mortgage
Obligations (cost $784,426)		822,368

Agency Mortgage-Backed Securities – 29.23%
• Fannie Mae ARM
2.313% 12/1/33	17,414	18,440
2.49% 8/1/34	22,182	23,643
Fannie Mae Relocation 30 yr 5.00% 1/1/34	1,241	1,340
Fannie Mae S.F. 15 yr
3.00% 3/1/27	832,619	883,017
3.00% 4/1/27	241,401	254,919
4.00% 11/1/25	263,188	286,472
8.00% 10/1/14	1	1

11

Statement of net assets
Delaware Core Bond Fund

		Principal amount (U.S. $)	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
	Fannie Mae S.F. 15 yr TBA
	3.00% 8/1/27	$224,000	$236,145
	3.00% 9/1/27	763,000	803,058
	Fannie Mae S.F. 20 yr 5.50% 8/1/28	37,432	41,102
	Fannie Mae S.F. 30 yr
	3.50% 3/1/42	293,187	311,351
	5.00% 2/1/35	387,956	424,933
	5.00% 10/1/35	102,458	112,145
	5.50% 2/1/37	14,314	15,726
	5.50% 6/1/38	67,696	74,375
	6.00% 8/1/36	28,638	31,658
	6.00% 9/1/36	37,560	41,522
	6.00% 3/1/37	13,619	15,119
	6.00% 7/1/38	184,568	204,034
	6.00% 12/1/38	179,022	197,888
	6.00% 3/1/39	19,221	21,249
	6.00% 10/1/39	177,546	196,272
	6.00% 11/1/39	205,701	227,396
	6.00% 1/1/40	280,588	310,182
	6.00% 4/1/40	70,093	77,459
	6.00% 6/1/40	507,068	560,548
	6.00% 2/1/41	182,312	202,167
	7.50% 12/1/32	4,812	5,322
	9.50% 4/1/18	522	608
	Fannie Mae S.F. 30 yr TBA
	3.50% 8/1/42	330,000	350,109
	3.50% 9/1/42	1,230,000	1,301,877
	5.50% 9/1/42	40,000	43,863
•	Freddie Mac ARM
	2.349% 4/1/33	4,904	4,978
	2.546% 7/1/36	6,300	6,749
	2.56% 4/1/34	3,539	3,786
	5.041% 8/1/38	166,936	180,810
	Freddie Mac Relocation 15 yr 3.50% 10/1/18	1,572	1,636
	Freddie Mac S.F. 15 yr
	5.00% 4/1/20	8,386	9,063
	5.50% 7/1/24	75,509	82,768

12

		Principal amount (U.S. $)	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
	Freddie Mac S.F. 30 yr
	5.50% 7/1/38	$14,184	$15,488
	5.50% 12/1/39	9,611	10,503
	5.50% 7/1/40	318,567	348,753
	6.00% 8/1/38	138,321	153,827
	6.00% 10/1/38	197,517	219,658
	6.00% 5/1/40	266,466	293,172
	GNMA I S.F. 15 yr 7.50% 4/15/13	80	80
	GNMA I S.F. 30 yr 7.50% 2/15/32	2,177	2,678
Total Agency Mortgage-Backed Securities
	(cost $8,530,484)		8,607,889

Commercial Mortgage-Backed Securities – 2.97%
	Bank of America Merrill Lynch Commercial Mortgage
	Series 2005-1 A3 4.877% 11/10/42	5,536	5,532
•	Bear Stearns Commercial Mortgage Securities
	Series 2005-PW10 A4 5.405% 12/11/40	25,000	28,065
t•	Commercial Mortgage Pass Through Certificates
	Series 2005-C6 A5A 5.116% 6/10/44	120,000	133,025
•	Credit Suisse Mortgage Capital Certificates
	Series 2006-C1 AAB 5.416% 2/15/39	13,255	13,935
•	General Electric Capital Commercial Mortgage
	Series 2005-C4 A2 5.305% 11/10/45	5,018	5,016
	Goldman Sachs Mortgage Securities II
	•Series 2004-GG2 A6 5.396% 8/10/38	20,000	21,455
	Series 2005-GG4 A4 4.761% 7/10/39	35,000	37,729
	Series 2005-GG4 A4A 4.751% 7/10/39	105,000	113,583
	•Series 2006-GG6 A4 5.553% 4/10/38	25,000	28,042
•	JPMorgan Chase Commercial Mortgage Securities
	Series 2005-LDP4 A4 4.918% 10/15/42	30,000	32,762
	Series 2005-LDP5 A4 5.195% 12/15/44	15,000	16,841
	Morgan Stanley Capital I
	Series 2005-HQ6 A4A 4.989% 8/13/42	160,000	175,994
	•Series 2007-T27 A4 5.657% 6/11/42	190,000	223,685
#	TimberStar Trust
	Series 2006-1A A 144A 5.668% 10/15/36	35,000	39,396
Total Commercial Mortgage-Backed Securities
	(cost $770,549)		875,060

13

Statement of net assets
Delaware Core Bond Fund

	Principal amount (U.S. $)	Value (U.S. $)
Corporate Bonds – 27.23%
Banking – 5.59%
Abbey National Treasury Services 4.00% 4/27/16	$70,000	$70,475
Bank of America
3.75% 7/12/16	25,000	25,916
3.875% 3/22/17	100,000	104,499
BB&T
3.95% 3/22/22	25,000	26,927
5.20% 12/23/15	30,000	33,270
5.25% 11/1/19	101,000	115,658
Capital One Capital V 10.25% 8/15/39	30,000	31,200
City National 5.25% 9/15/20	30,000	32,543
HSBC Holdings 4.00% 3/30/22	90,000	96,519
JPMorgan Chase 4.50% 1/24/22	20,000	22,205
KeyCorp 5.10% 3/24/21	105,000	121,111
Lloyds TSB Bank 4.20% 3/28/17	55,000	57,426
Morgan Stanley 6.375% 7/24/42	25,000	25,200
PNC Funding
3.30% 3/8/22	20,000	21,130
5.125% 2/8/20	170,000	200,844
Santander Holdings USA 4.625% 4/19/16	20,000	19,853
SunTrust Banks
3.50% 1/20/17	40,000	41,848
3.60% 4/15/16	20,000	20,937
SVB Financial Group 5.375% 9/15/20	50,000	55,491
US Bancorp
2.95% 7/15/22	25,000	25,332
3.15% 3/4/15	55,000	58,399
• USB Capital IX 3.50% 10/29/49	70,000	57,913
Wachovia
•0.825% 10/15/16	20,000	19,042
5.25% 8/1/14	200,000	214,708
5.625% 10/15/16	35,000	39,931
Wells Fargo 2.10% 5/8/17	25,000	25,627
Zions Bancorporation 7.75% 9/23/14	75,000	81,762
		1,645,766
Basic Industry – 3.00%
Alcoa
5.40% 4/15/21	25,000	25,670
6.75% 7/15/18	45,000	51,183

14

	Principal amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
ArcelorMittal
6.50% 2/25/22	$60,000	$60,232
10.10% 6/1/19	45,000	54,149
Barrick Gold 3.85% 4/1/22	30,000	31,749
Cabot
2.55% 1/15/18	30,000	30,394
3.70% 7/15/22	15,000	15,358
CF Industries 6.875% 5/1/18	65,000	78,813
Domtar 4.40% 4/1/22	25,000	25,453
Dow Chemical 8.55% 5/15/19	118,000	160,473
Freeport-McMoRan Copper & Gold 3.55% 3/1/22	55,000	55,633
Georgia-Pacific 8.00% 1/15/24	50,000	68,813
International Paper
4.75% 2/15/22	80,000	90,133
6.00% 11/15/41	15,000	18,290
9.375% 5/15/19	5,000	6,783
Kinross Gold 5.125% 9/1/21	15,000	15,170
Lubrizol 5.50% 10/1/14	15,000	16,571
Teck Resources
2.50% 2/1/18	5,000	5,017
3.75% 2/1/23	15,000	14,904
4.75% 1/15/22	20,000	21,720
Vale Overseas 4.375% 1/11/22	35,000	36,758
		883,266
Brokerage – 0.28%
Jefferies Group
5.875% 6/8/14	10,000	10,575
6.45% 6/8/27	15,000	15,000
Lazard Group 6.85% 6/15/17	50,000	56,190
		81,765
Capital Goods – 0.21%
# ADT 144A 3.50% 7/15/22	35,000	36,205
Republic Services 3.55% 6/1/22	25,000	26,347
		62,552
Communications – 1.94%
American Tower 5.90% 11/1/21	85,000	96,563
CenturyLink 5.80% 3/15/22	70,000	74,422

15

Statement of net assets
Delaware Core Bond Fund

		Principal amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
#	Crown Castle Towers 144A 4.883% 8/15/20	$85,000	$93,567
	DIRECTV Holdings 3.80% 3/15/22	75,000	79,431
	Qwest 6.75% 12/1/21	15,000	17,528
	Telefonica Emisiones 6.421% 6/20/16	85,000	84,267
	Time Warner Cable
	8.25% 2/14/14	5,000	5,560
	8.25% 4/1/19	45,000	59,952
#	Vivendi 144A 6.625% 4/4/18	55,000	61,489
			572,779
Consumer Cyclical – 1.31%
	CVS Caremark 4.75% 5/18/20	55,000	64,414
	eBay
	2.60% 7/15/22	65,000	66,432
	4.00% 7/15/42	25,000	25,282
	Historic TW 6.875% 6/15/18	80,000	100,867
	Lowe’s 3.12% 4/15/22	45,000	47,510
	Target 4.00% 7/1/42	35,000	37,651
	Western Union 3.65% 8/22/18	25,000	27,382
	Wyndham Worldwide 4.25% 3/1/22	15,000	15,390
			384,928
Consumer Non-Cyclical – 4.04%
	Amgen 5.375% 5/15/43	50,000	57,238
	Anheuser-Busch InBev Worldwide
	1.375% 7/15/17	20,000	20,224
	3.75% 7/15/42	20,000	21,095
	Boston Scientific 6.00% 1/15/20	30,000	36,224
	Celgene 3.95% 10/15/20	35,000	37,650
	Energizer Holdings 4.70% 5/24/22	60,000	64,308
#	Express Scripts Holding 144A
	2.65% 2/15/17	70,000	71,895
	4.75% 11/15/21	20,000	22,878
#	Heineken 144A 3.40% 4/1/22	55,000	57,231
	Koninklijke Philips Electronics 3.75% 3/15/22	35,000	37,801
#	Kraft Foods Group 144A
	3.50% 6/6/22	45,000	47,792
	5.00% 6/4/42	70,000	79,277
	Kroger 3.40% 4/15/22	40,000	40,599

16

		Principal amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
	Molson Coors Brewing
	3.50% 5/1/22	$25,000	$26,869
	5.00% 5/1/42	5,000	5,958
	Quest Diagnostics
	4.70% 4/1/21	120,000	137,572
	4.75% 1/30/20	5,000	5,693
#	SABMiller Holdings 144A 3.75% 1/15/22	200,000	219,774
	Safeway 4.75% 12/1/21	45,000	43,954
	Tyson Foods 4.50% 6/15/22	5,000	5,075
#	Woolworths 144A 3.15% 4/12/16	40,000	41,759
	Yale University 2.90% 10/15/14	20,000	21,069
	Zimmer Holdings 4.625% 11/30/19	75,000	86,340
			1,188,275
Electric – 1.47%
	Baltimore Gas & Electric 3.50% 11/15/21	25,000	27,243
	Consumers Energy 2.85% 5/15/22	30,000	31,397
	Great Plains Energy 5.292% 6/15/22	40,000	44,298
•	Integrys Energy Group 6.11% 12/1/66	25,000	25,899
	LG&E & KU Energy
	3.75% 11/15/20	55,000	57,326
	4.375% 10/1/21	30,000	32,866
	PPL Capital Funding 4.20% 6/15/22	10,000	10,439
	PPL Electric Utilities 3.00% 9/15/21	20,000	21,289
	SCANA 4.125% 2/1/22	115,000	118,651
•	Wisconsin Energy 6.25% 5/15/67	60,000	63,366
			432,774
Energy – 2.40%
	Apache 4.75% 4/15/43	25,000	29,672
	Petrobras International Finance
	3.875% 1/27/16	25,000	26,115
	5.375% 1/27/21	85,000	95,513
	Pride International 6.875% 8/15/20	80,000	100,583
#	Ras Laffan Liquefied Natural Gas III 144A
	5.832% 9/30/16	63,999	69,599
#	Schlumberger Investment 144A 2.40% 8/1/22	55,000	55,294
	Talisman Energy 5.50% 5/15/42	55,000	61,299
	Transocean 5.05% 12/15/16	70,000	77,577

17

Statement of net assets
Delaware Core Bond Fund

		Principal amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Weatherford International
	4.50% 4/15/22	$70,000	$73,376
	9.625% 3/1/19	35,000	46,060
#	Woodside Finance 144A
	8.125% 3/1/14	30,000	32,842
	8.75% 3/1/19	30,000	38,971
			706,901
Financials – 0.50%
	General Electric Capital
	2.30% 4/27/17	20,000	20,468
	5.875% 1/14/38	30,000	36,602
	6.00% 8/7/19	75,000	90,526
			147,596
Insurance – 1.96%
	Alleghany 4.95% 6/27/22	25,000	26,391
	American International Group 4.875% 6/1/22	15,000	16,000
•	Chubb 6.375% 3/29/67	35,000	36,750
#	Highmark 144A
	4.75% 5/15/21	20,000	20,792
	6.125% 5/15/41	5,000	5,553
#	ING 144A 5.50% 7/15/22	40,000	40,897
#	Liberty Mutual Group 144A
	4.95% 5/1/22	65,000	66,689
	6.50% 5/1/42	20,000	21,538
	MetLife 6.817% 8/15/18	185,000	229,211
	Prudential Financial
	3.875% 1/14/15	20,000	20,957
	6.00% 12/1/17	40,000	47,002
	WellPoint
	3.125% 5/15/22	40,000	40,200
	4.625% 5/15/42	5,000	5,190
			577,170
Natural Gas – 1.55%
	Energy Transfer Partners 9.70% 3/15/19	18,000	23,393
	Enterprise Products Operating 9.75% 1/31/14	70,000	78,941
	Kinder Morgan Energy Partners
	3.95% 9/1/22	45,000	47,574
	9.00% 2/1/19	50,000	65,495

18

	Principal amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Natural Gas (continued)
Plains All American Pipeline 8.75% 5/1/19	$45,000	$60,023
Southern Natural Gas 4.40% 6/15/21	20,000	21,676
• TransCanada Pipelines 6.35% 5/15/67	55,000	57,473
Williams Partners 7.25% 2/1/17	85,000	102,376
		456,951
Real Estate – 1.66%
Alexandria Real Estate Equities
4.60% 4/1/22	65,000	67,540
American Tower 4.70% 3/15/22	45,000	47,071
Boston Properties 3.85% 2/1/23	35,000	36,928
Brandywine Operating Partnership
4.95% 4/15/18	30,000	31,875
Digital Realty Trust
5.25% 3/15/21	40,000	44,180
5.875% 2/1/20	35,000	39,661
Liberty Property 4.125% 6/15/22	20,000	20,740
Mack-Cali Realty 4.50% 4/18/22	30,000	31,713
Regency Centers
4.80% 4/15/21	15,000	16,375
5.875% 6/15/17	14,000	16,068
UDR 4.625% 1/10/22	80,000	86,724
# WEA Finance 144A 4.625% 5/10/21	45,000	48,739
		487,614
Technology – 0.96%
Motorola Solutions 3.75% 5/15/22	65,000	66,686
National Semiconductor 6.60% 6/15/17	50,000	62,666
# Seagate Technology International 144A
1.00% 5/1/14	25,000	27,875
Symantec 4.20% 9/15/20	20,000	20,960
Tyco Electronics Group 3.50% 2/3/22	40,000	41,559
Xerox 6.35% 5/15/18	55,000	64,040
		283,786
Transportation – 0.36%
# ERAC USA Finance 144A 2.75% 3/15/17	60,000	61,515
# Penske Truck Leasing 144A 4.875% 7/11/22	45,000	45,034
		106,549
Total Corporate Bonds (cost $7,509,104)		8,018,672

19

Statement of net assets
Delaware Core Bond Fund

		Principal amount (U.S. $)	Value (U.S. $)
Municipal Bond – 0.76%
	Commonwealth of Puerto Rico
	Series A 5.00% 7/1/41	$220,000	$222,651
Total Municipal Bond (cost $220,000)			222,651

Non-Agency Asset-Backed Securities – 4.14%
•	Ally Master Owner Trust
	Series 2011-1 A1 1.119% 1/15/16	100,000	100,619
•	American Express Credit Account Master Trust
	Series 2011-1 A 0.419% 4/17/17	100,000	100,175
	Bank of America Auto Trust
	Series 2012-1 A3 0.78% 6/15/16	70,000	70,327
	BMW Vehicle Lease Trust
	Series 2012-1 A3 0.75% 2/20/15	90,000	90,206
•	Capital One Multi-Asset Execution Trust
	Series 2004-A1 A1 0.459% 12/15/16	80,000	80,075
	Series 2006-A12 A 0.309% 7/15/16	100,000	99,897
•	Citibank Credit Card Issuance Trust
	Series 2008-A6 A6 1.447% 5/22/17	115,000	118,427
•	GE Capital Credit Card Master Note Trust
	Series 2011-1 A 0.799% 1/15/17	100,000	100,550
•	GE Dealer Floorplan Master Note Trust
	Series 2012-2 A 0.997% 4/22/19	155,000	155,581
#	Great America Leasing Receivables
	Series 2011-1 A3 144A 1.69% 2/15/14	35,000	35,112
	Harley Davidson Motorcycle Trust
	Series 2008-1 A4 4.90% 12/15/13	5,565	5,574
	John Deere Owner Trust
	Series 2011-A A4 1.96% 4/16/18	35,000	35,927
	Mid-State Trust Series 11 A1 4.864% 7/15/38	24,294	25,068
•#	Nissan Master Owner Trust Receivables
	Series 2010-AA A 144A 1.399% 1/15/15	45,000	45,214
•#	Volkswagen Credit Auto Master Trust
	Series 2011-1A NOTE 144A 0.927% 9/20/16	120,000	120,832
	World Omni Automobile Lease Securitization Trust
	Series 2012-A A3 0.93% 11/16/15	35,000	35,130
Total Non-Agency Asset-Backed Securities
	(cost $1,213,564)		1,218,714

20

	Principal amount (U.S. $)	Value (U.S. $)
U.S. Treasury Obligations – 28.11%
U.S. Treasury Bond 3.125% 2/15/42	$660,000	$735,590
U.S. Treasury Notes
0.25% 3/31/14	725,000	725,453
0.50% 7/31/17	2,455,000	2,443,685
1.75% 5/15/22	3,705,000	3,792,994
2.00% 1/15/14	553,474	577,602
Total U.S. Treasury Obligations (cost $8,178,686)		8,275,324

	Number of shares
Preferred Stock – 0.27%
Alabama Power 5.625%	825	21,516
BB&T 5.85%	775	20,414
• PNC Financial Services Group 8.25%	35,000	36,233
Total Preferred Stock (cost $69,852)		78,163

	Number of contracts
Option Purchased – 0.02%
Call Option – 0.02%
U.S. 10 yr Futures Option, strike price $135.50,
expires 9/24/12 (AFI)	26	7,312
Total Option Purchased (cost $12,261)		7,312

	Principal amount (U.S. $)
Short-Term Investments – 12.22%
≠Discount Notes – 5.16%
Fannie Mae 0.10% 8/20/12	$410,002	409,998
Federal Home Loan Bank
0.07% 8/2/12	240,696	240,696
0.08% 8/1/12	47,562	47,562
0.095% 8/24/12	486,136	486,130
0.12% 9/28/12	335,266	335,228
		1,519,614
Repurchase Agreements – 4.73%
Bank of America 0.16%, dated 7/31/12, to be
repurchased on 8/1/12, repurchase price
$795,620 (collateralized by U.S. government
obligations 1.00%-4.50% 5/15/14–5/15/38;
market value $811,529)	795,616	795,616

21

Statement of net assets
Delaware Core Bond Fund

	Principal amount (U.S. $)	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas 0.16%, dated 7/31/12, to be
repurchased on 8/1/12, repurchase price
$596,386 (collateralized by U.S. government
obligations 0.125%-1.25% 7/31/14–4/30/17;
market value $608,311)	$596,384	$596,384
		1,392,000
≠U.S. Treasury Bill – 2.33%
U.S. Treasury Bill 0.076% 8/23/12	686,880	686,859
		686,859
Total Short-Term Investments (cost $3,598,395)		3,598,473

Total Value of Securities – 107.81%
(cost $30,906,207)		31,743,986
Liabilities Net of Receivables and
Other Assets – (7.81%)		(2,300,843)
Net Assets Applicable to 2,622,878
Shares Outstanding – 100.00%		$29,443,143

Net Asset Value – Delaware Core Bond Fund
Class A ($3,020,886 / 271,009 Shares)	$11.15
Net Asset Value – Delaware Core Bond Fund
Class C ($1,483,282 / 132,552 Shares)	$11.19
Net Asset Value – Delaware Core Bond Fund
Class R ($2,423 / 217 Shares)	$11.17
Net Asset Value – Delaware Core Bond
Institutional Class ($24,936,552 / 2,219,100 Shares)	$11.24

Components of Net Assets at July 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)	$27,929,383
Undistributed net investment income	6,547
Accumulated net realized gain on investments	669,434
Net unrealized appreciation of investments	837,779
Total net assets	$29,443,143

22

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2012, the aggregate value of Rule 144A securities was $1,507,759 which represented 5.12% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of July 31, 2012. Interest rates reset periodically.
t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
≠	The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:
AFI — Advantage Futures Inc.
ARM — Adjustable Rate Mortgage
GNMA — Government National Mortgage Association
NCUA — National Credit Union Administration
REMIC — Real Estate Mortgage Investment Conduit
S.F. — Single Family
TBA — To be announced
yr — Year

Net Asset Value and Offering Price Per Share –
Delaware Core Bond Fund
Net asset value Class A (A)	$11.15
Sales charge (4.50% of offering price) (B)	0.53
Offering price	$11.68

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchase of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

23

Statement of assets and liabilities
Delaware Core Bond Fund	July 31, 2012

Assets:
Investments, at value	$28,138,201
Short-term investments, at value	3,598,473
Options purchased, at value	7,312
Cash	4,250
Receivable for fund shares sold	292,239
Receivable for securities sold	1,755,038
Dividends and interest receivable	162,055
Total assets	33,957,568

Liabilities:
Payable for securities purchased	4,434,985
Distributions payable	15,621
Payable for fund shares redeemed	25,096
Due to manager and affiliates	10,053
Other accrued expenses	28,670
Total liabilities	4,514,425

Total Net Assets	$29,443,143

Investments, at cost	$27,295,551
Short-term investments, at cost	3,598,395
Options purchased, at cost	12,261

See accompanying notes, which are an integral part of the financial statements.

24

Statement of operations
Delaware Core Bond Fund	Year Ended July 31, 2012

Investment Income:
Interest	$598,064
Dividends	4,331	$602,395

Expenses:
Management fees	138,472
Registration fees	58,771
Distribution expense – Class A	14,590
Distribution expense – Class C	10,495
Distribution expense – Class R	14
Reports and statements to shareholders	21,004
Dividend disbursing and transfer agent fees and expenses	15,201
Audit and tax	11,990
Pricing fees	11,790
Accounting and administration expenses	10,858
Dues and services	8,871
Legal fees	5,885
Custodian fees	3,635
Trustees’ fees	1,329
Insurance fees	415
Consulting fees	210
Trustees’ expenses	77	313,607
Less fees waived		(108,367)
Less waived distribution expenses – Class A		(2,432)
Less waived distribution expenses – Class R		(2)
Less expense paid indirectly		(5)
Total operating expenses		202,801
Net Investment Income		399,594

Net Realized and Unrealized Gain:
Net realized gain on investments		1,603,187
Net change in unrealized appreciation (depreciation) of investments		180,715
Net Realized and Unrealized Gain		1,783,902

Net Increase in Net Assets Resulting from Operations		$2,183,496

See accompanying notes, which are an integral part of the financial statements.

25

Statements of changes in net assets
Delaware Core Bond Fund

	Year Ended
	7/31/12	7/31/11
Increase in Net Assets from Operations:
Net investment income	$399,594	$457,512
Net realized gain	1,603,187	499,079
Net change in unrealized appreciation (depreciation)	180,715	154,330
Net increase in net assets resulting from operations	2,183,496	1,110,921

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(90,411)	(92,817)
Class C	(11,729)	(3,937)
Class R	(38)	(57)
Institutional Class	(461,665)	(467,492)

Net realized gain:
Class A	(169,117)	(28,966)
Class C	(39,070)	(1,782)
Class R	(79)	(17)
Institutional Class	(637,452)	(132,171)
	(1,409,561)	(727,239)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,392,535	840,175
Class C	1,824,268	258,795
Class R	—	14
Institutional Class	7,615,735	5,415,653

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	255,371	119,982
Class C	37,480	4,899
Class R	117	49
Institutional Class	1,026,812	549,038
	13,152,318	7,188,605

26

	Year Ended
	7/31/12	7/31/11
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(4,066,084)	$(704,664)
Class C	(741,514)	(65,899)
Institutional Class	(5,722,133)	(819,537)
	(10,529,731)	(1,590,100)
Increase in net assets derived from capital share transactions	2,622,587	5,598,505
Net Increase in Net Assets	3,396,522	5,982,187

Net Assets:
Beginning of year	26,046,621	20,064,434
End of year (including undistributed net investment
income of $6,547 and $5,065, respectively)	$29,443,143	$26,046,621

See accompanying notes, which are an integral part of the financial statements

27

Financial highlights
Delaware Core Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 During the period ended July 31, 2010, the Fund changed its fiscal year end from October to July. Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Effective September 30, 2009, the Fund received all of the assets and liabilities of the Delaware Pooled® Trust – The Intermediate Fixed Income Portfolio (the Portfolio). The Class A shares financial highlights for the periods prior to September 30, 2009 reflect the performance of the Institutional Class shares of the Portfolio. Fees paid by the Portfolio were less than Class A share fees, and performance would have been lower if Class A fees were paid.

See accompanying notes, which are an integral part of the financial statements

28

		11/1/09
Year Ended		to	Year Ended
7/31/12	7/31/11	7/31/10[1]	10/31/09[2]	10/31/08[2]	10/31/07[2]
$10.890	$10.750	$10.370	$9.200	$9.880	$9.940

0.140	0.199	0.159	0.445	0.460	0.457
0.707	0.274	0.434	1.195	(0.643)	(0.014)
0.847	0.473	0.593	1.640	(0.183)	0.443

(0.205)	(0.249)	(0.213)	(0.470)	(0.497)	(0.503)
(0.382)	(0.084)	—	—	—	—
(0.587)	(0.333)	(0.213)	(0.470)	(0.497)	(0.503)

$11.150	$10.890	$10.750	$10.370	$9.200	$9.880

8.03%	4.49%	5.89%	18.29%	(2.07% )	4.68%

$3,021	$4,348	$4,022	$6,346	$6,757	$13,791
0.90%	0.90%	0.90%	0.70%	0.39%	0.39%
1.34%	1.46%	2.25%	1.60%	1.12%	0.66%
1.27%	1.86%	2.04%	4.35%	4.66%	4.61%

0.83%	1.30%	0.69%	3.45%	3.93%	4.33%
517%	503%	528%	346%	391%	251%

3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

29

Financial highlights
Delaware Core Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[3]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

1 During the period ended July 31, 2010, the Fund changed its fiscal year end from October to July. Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.

See accompanying notes, which are an integral part of the financial statements

30

		11/1/09	9/30/09[2]
Year Ended		to	to
7/31/12	7/31/11	7/31/10[1]	10/31/09
$10.930	$10.790	$10.370	$10.310

0.058	0.120	0.103	0.030
0.707	0.273	0.469	0.059
0.765	0.393	0.572	0.089

(0.123)	(0.169)	(0.152)	(0.029)
(0.382)	(0.084)	—	—
(0.505)	(0.253)	(0.152)	(0.029)

$11.190	$10.930	$10.790	$10.370

7.20%	3.70%	5.67%	0.86%

$1,483	$347	$145	$2
1.65%	1.65%	1.65%	1.65%
2.04%	2.16%	2.95%	5.32%
0.52%	1.11%	1.29%	3.33%

0.13%	0.60%	(0.01% )	(0.34% )
517%	503%	528%	346% [5]

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
5 Portfolio turnover is representative of the Fund for the entire year.

31

Financial highlights
Delaware Core Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[3]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 During the period ended July 31, 2010, the Fund changed its fiscal year end from October to July. Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.

See accompanying notes, which are an integral part of the financial statements

32

			11/1/09	9/30/09[2]
Year Ended			to	to
7/31/12	7/31/11		7/31/10[1]	10/31/09
$10.920	$10.830		$10.370	$10.310

0.113	0.174		0.141	0.035
0.700	0.226	[4]	0.510	0.059
0.813	0.400	[4]	0.651	0.094

(0.181)	(0.226)		(0.191)	(0.034)
(0.382)	(0.084)		—	—
(0.563)	(0.310)		(0.191)	(0.034)

$11.170	$10.920	[4]	$10.830	$10.370

7.68%	3.76%	[4]	6.44%	0.90%

$2	$2		$2	$2
1.15%	1.15%		1.15%	1.15%
1.64%	1.76%		2.55%	4.92%
1.02%	1.61%		1.79%	3.83%

0.53%	1.00%		0.39%	0.06%
517%	503%		528%	346% [6]

4 Includes adjustments from the period ending July 31, 2010 in the amount of $13 (or $0.063 per share) which impacted total return by -0.59%. The adjustment is to correct a misallocation of distributions among share classes which had no impact on distribution amounts reported and paid to shareholders.
5 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.
6 Portfolio turnover is representative of the Fund for the entire year.

33

Financial highlights
Delaware Core Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[3]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 During the period ended July 31, 2010, the Fund changed its fiscal year end from October to July. Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.

See accompanying notes, which are an integral part of the financial statements

34

		11/1/09	9/30/09[2]
Year Ended		to	to
7/31/12	7/31/11	7/31/10[1]	10/31/09
$10.980	$10.830	$10.370	$10.310

0.168	0.227	0.181	0.039
0.708	0.285	0.512	0.060
0.876	0.512	0.693	0.099

(0.234)	(0.278)	(0.233)	(0.039)
(0.382)	(0.084)	—	—
(0.616)	(0.362)	(0.233)	(0.039)

$11.240	$10.980	$10.830	$10.370

8.25%	4.83%	6.76%	0.96%

$24,937	$21,350	$15,895	$2
0.65%	0.65%	0.65%	0.65%
1.04%	1.16%	1.95%	4.32%
1.52%	2.11%	2.29%	4.33%

1.13%	1.60%	0.99%	0.66%
517%	503%	528%	346% [5]

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
5 Portfolio turnover is representative of the Fund for the entire year.

35

Notes to financial statements
Delaware Core Bond Fund	July 31, 2012

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers five Series: Delaware Core Bond Fund, Delaware Corporate Bond Fund, Delaware Diversified Floating Rate Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Core Bond Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued using the evaluated mean from a pricing vendor, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Options on futures contracts are valued at the daily quoted settlement prices. Other debt securities are valued based upon valuations provided by an independent pricing service or counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S.

36

markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (October 31, 2009 – July 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2012.

To Be Announced Trades (TBA) — The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

37

Notes to financial statements
Delaware Core Bond Fund

1. Significant Accounting Policies (continued)

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended July 31, 2012.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended July 31, 2012, the Fund earned $5 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

38

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure the annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), do not exceed 0.65% of average daily net assets of the Fund through November 28, 2012. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended July 31, 2012, the Fund was charged $1,364 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class A and Class R shares’ 12b-1 fee through November 28, 2012 to no more than 0.25% and 0.50%, respectively, of the classes’ average daily net assets.

At July 31, 2012, the Fund had liabilities payable to affiliates as follows:

Investment management fees payable to DMC	$6,473
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	682
Distribution fees payable to DDLP	1,835
Other expenses payable to DMC and affiliates*	1,063

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

39

Notes to financial statements
Delaware Core Bond Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended July 31, 2012, the Fund was charged $766 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the year ended July 31, 2012, DDLP earned $3,156 for commissions on sales of the Fund’s Class A shares. For the year ended July 31, 2012, DDLP received gross CDSC commissions of $9 on redemption of Class C shares and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the year ended July 31, 2012, the Fund made purchases of $71,919,742 and sales of $69,950,803 of investment securities other than U.S. government securities and short-term investments. For the year ended July 31, 2012, the Fund made purchases of $66,081,931 and sales of $67,241,656 of long-term U.S. government securities.

At July 31, 2012, the cost of investments for federal income tax purposes was $31,000,816. At July 31, 2012, the net unrealized appreciation was $ 743,170, of which $ 786,973 related to unrealized appreciation of investments and $43,803 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

40

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair value securities)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2012:

	Level 1	Level 2	Total
Agency, Asset- &
Mortgage-Backed Securities	$—	$11,543,391	$11,543,391
Corporate Debt	—	8,018,672	8,018,672
Municipal Bond	—	222,651	222,651
Short-Term Investments	—	3,598,473	3,598,473
Preferred Stock	41,929	36,234	78,163
Option Purchased	7,312	—	7,312
U.S. Treasury Obligations	—	8,275,324	8,275,324
Total	$49,241	$31,694,745	$31,743,986

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets.

During the year ended July 31, 2012, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

Management has determined that additional disclosure is not required under ASU No. 2011-04 since the Level 3 investments are not considered material to the Fund’s net assets at the end of the period.

41

Notes to financial statements
Delaware Core Bond Fund

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended July 31, 2012 and 2011 was as follows:

	Year Ended
	7/31/12	7/31/11
Ordinary income	$1,354,213	$727,239
Long-term capital gains	55,348	—
Total	$1,409,561	$727,239

5. Components of Net Assets on a Tax Basis

As of July 31, 2012, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$27,929,383
Undistributed ordinary income	700,819
Undistributed long-term capital gains	90,624
Other temporary differences	(20,853)
Unrealized appreciation	743,170
Net assets	$29,443,143

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, straddles, tax treatment of distribution payable and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to market discount and premium on certain debt instruments and paydowns of asset- and mortgage-backed securities. Results of operations and net assets were not affected by these reclassifications. For the year ended July 31, 2012, the Fund recorded the following reclassifications.

Undistributed net investment income	$165,731
Accumulated net realized gain	(165,731)

42

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	7/31/12	7/31/11
Shares Sold:
Class A	218,268	78,477
Class C	165,321	24,029
Class R	—	4
Institutional Class	694,459	503,198

Shares issued upon reinvestment of dividends and distributions:
Class A	23,665	11,190
Class C	3,469	455
Class R	11	2
Institutional Class	94,161	50,814
	1,199,354	668,169
Shares redeemed:
Class A	(370,021)	(64,858)
Class C	(67,983)	(6,211)
Institutional Class	(513,869)	(77,235)
	(951,873)	(148,304)
Net increase	247,481	519,865

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $50,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. On August 1, 2011, the Fund, along with the other Participants, entered into an amendment for a $100,000,000 revolving line of credit. The line of credit under the agreement expired on November 15, 2011.

On November 15, 2011, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Fund had no amounts outstanding as of July 31, 2012 or at any time during the year then ended.

43

Notes to financial statements
Delaware Core Bond Fund

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Options Contracts — During the year ended July 31, 2012, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the year ended July 31, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the year ended July 31, 2012.

	Asset	Liability
	Derivative	Derivative
	Volume	Volume
Options contracts (average notional value)	$6,378	$—

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral

44

plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from

45

Notes to financial statements
Delaware Core Bond Fund

9. Securities Lending (continued)

the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the year ended July 31, 2012, the Fund had no securities out on loan.

10. Credit and Market Risk

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of July 31, 2012, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the statement of net assets.

46

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2012 that would require recognition or disclosure in the Fund’s financial statements.

13. Tax Information (Unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring designation, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended July 31, 2012, the Fund designates distributions paid during the year as follows:

(A) Long-term Capital Gain Distributions (Tax Basis)	4%
(B) Ordinary Income (Tax Basis)	96%
Total Distributions (Tax Basis)	100%

(A) and (B) are based on a percentage of the Fund’s total distributions.

47

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group® Income Funds
and the Shareholders of Delaware Core Bond Fund:

In our opinion, the accompanying statement of net assets, statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Core Bond Fund (one of the series constituting Delaware Group Income Funds, hereinafter referred to as the “Fund”) at July 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period November 1, 2009 through July 31, 2010, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended October 31, 2009 were audited by other independent accountants whose report dated December 22, 2009 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 21, 2012

48

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne1	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

50

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	72	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.2
Board of Governors Member
Investment Company
Institute (ICI)

Finance Committee Member
St. John Vianney Roman
Catholic Church

Board of Trustees
Agnes Irwin School

Member of Investment
Committee
Cradle of Liberty Council,
BSA
(2007–2010)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

51

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

52

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	72	Chairman of Investment
(March 2004–Present)		Committee
		Pennsylvania Academy of
Investment Manager		Fine Arts
Morgan Stanley & Co.
(January 1984–March 2004)		Investment Committee and
		Governance Committee
		Member
		Pennsylvania Horticultural
		Society

		Director
		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

President	72	Board of Governors Member —
Drexel University		NASDAQ OMX PHLX LLC
(August 2010–Present)
		Director and Audit
President		Committee Member
Franklin & Marshall College		Community Health Systems
(July 2002–July 2010)
		Director — U.S. SQUASH

		Director — Ecore
		International
		(2009–2010)

		Director — Allied
		Barton Securities Holdings
		(2005–2008)

Managing Director	72	None
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Private Investor	72	None
(2004–Present)

Chief Investment Officer
Assurant, Inc. (Insurance)
(2002–2004)

53

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

54

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Chief Executive Officer —	72	Trust Manager — Camden
Banco Itaú Europa		Property Trust
International		(since August 2011)
(since April 2012)
Board of Trustees
Executive Advisor to Dean		Thunderbird School of
(August 2011–March 2012)		Global Management
and Interim Dean		(2007–2011)
(January 2011–July 2011) —
University of Miami School of		Board of Trustees
Business Administration		Carrollton School of the
Sacred Heart
President — U.S. Trust,		(since 2001)
Bank of America Private
Wealth Management		Board Member
(Private Banking)		Foreign Policy Association
(July 2007–December 2008)		(since 2006)

President and Director		Board of Trustees
(November 2005–June 2007) and		Georgetown Preparatory School
Chief Executive Officer		(2005–2011)
(April 2007–June 2007) —
U.S. Trust Company		Board of Governors
(Private Banking)		Miami City Ballet
(2000–2011)

Board of Trustees
St. Thomas University
(2005–2011)

55

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

56

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	72	Director, Audit
(January 2006–Present)		Committee Member and
Vice President — Mergers & Acquisitions		Investment Committee
(January 2003–January 2006), and		Member
Vice President and Treasurer		Okabena Company
(July 1995–January 2003)
3M Corporation		Chair — 3M
Investment Management
Company

Founder	72	Director and Compensation
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director — Sutton LLC
Founder
P/E Investments		Director
(Hedge Fund)		Oxigene, Inc.
(September 1996–Present)		(2003–2008)

57

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Executive Vice President,	Executive Vice President
2005 Market Street	General Counsel	since February 2012;
Philadelphia, PA 19103	and Chief Legal Officer	Senior Vice President
February 1966		October 2005–
February 2012;
General Counsel and
Chief Legal Officer
since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

58

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	72	None[3]
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	72	None[3]
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	72	None[3]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	72	None[3]
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

59

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA	John A. Fry President Drexel University Philadelphia, PA Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY	Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Core Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

60

Annual report Delaware Diversified Floating Rate Fund July 31, 2012 Fixed income mutual fund

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Diversified Floating Rate Fund at delawareinvestments.com.

Manage your investments online

  24-hour access to your account information
  Obtain share prices
  Check your account balance and recent transactions
  Request statements or literature
  Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Diversified Floating Rate Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Portfolio management review	1
Performance summary	4
Disclosure of Fund expenses	8
Security type/sector allocation	10
Statement of net assets	12
Statement of operations	30
Statements of changes in net assets	32
Financial highlights	34
Notes to financial statements	42
Report of independent registered
public accounting firm	58
Board of trustees/directors and
officers addendum	60
About the organization	70

Unless otherwise noted, views expressed herein are current as of July 31, 2012, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2012 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review Delaware Diversified Floating Rate Fund	August 7, 2012

Performance preview (for the year ended July 31, 2012)
Delaware Diversified Floating Rate Fund (Class A shares)	1-year return	+2.24%
The BofA Merrill Lynch U.S. Dollar 3-Month LIBOR
Constant Maturity Index (benchmark)	1-year return	+0.42%

Past performance does not guarantee future results.
For complete, annualized performance for Delaware Diversified Floating Rate Fund, please see the table on page 4.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Overall, the Fund’s fiscal year ended July 31, 2012, proved to be a near mirror image of the prior year. Investors continued to cope with several significant challenges that have proved to be intractable over the past two years: European leaders’ struggle to reduce the region’s excessive sovereign debt, and slowing global growth.

Throughout the fiscal year, monetary policies across the developed world continued to be tested as central banks pumped liquidity into the system and expanded their balance sheets in an attempt to resolve economic problems. In our opinion, however, liquidity is not the problem; leverage is. Essentially, central banks in many countries have attempted to spur consumption at the same time that consumers are trying to deleverage by shrinking their mortgage and credit card balances. Without the return of consumer confidence, which typically rises along with employment and income growth, sustainable growth has remained elusive.

During the Fund’s fiscal year, the U.S. Federal Reserve Board‘s policy makers maintained historically low interest rates while adopting a restrained view of the economy primarily due to the spillover effect of the European sovereign debt crisis and indications that the U.S. economic expansion required further support. Early in the fiscal year, heightened volatility roiled global financial markets amid: U.S. lawmakers’ protracted debate and eventual compromise on the debt limit; Standard & Poor’s downgrade of the long-term U.S. credit rating to AA+ from AAA; and fears of sovereign-debt-crisis contagion in Europe. August 2011 — the first month of the Fund’s fiscal year — proved to be a particularly challenging time for fixed income investors, and the situation did not improve much through the fall. In October, the Fed implemented a program (dubbed Operation Twist) designed to boost the economy by driving down long-term interest rates through the sale of $400 billion in short-term Treasury securities and the purchase of an equal amount of long-term Treasury securities.

Late in 2011, the European Central Bank (ECB) announced plans to provide liquidity for the region’s banks. News of the ECB’s long-term refinancing operation (LTRO) and Securities Markets Program (SMP), under which it originally began purchasing bonds of financially strained euro-zone nations in early 2010, appeared to serve as a turning point, at least for investors’ perceptions of the global economy. The programs’ benefits, such as reduced fears of a disorderly sovereign credit event and its potential fallout, lasted until

1

Portfolio management review
Delaware Diversified Floating Rate Fund

the announcement of a second LTRO, and then began to wear off in March 2012 due to the policies’ unintended consequences. The LTRO, a program with a 36-month maturity, was created to supply liquidity to the banks with expectations that the proceeds would either be lent to clients or used to purchase sovereign debt. However, as banks chose to purchase sovereign debt, it tied them more closely to it. In the end, these programs have not improved the underlying economic weaknesses in the euro zone.

At its April 2012 meeting, the Fed also anticipated that it would keep the federal funds target rate within a range of zero to 0.25% at least through late 2014. In this difficult environment, many investors chose to turn to perceived safe havens such as U.S. Treasurys, which drove nominal yields on the 10-year U.S. Treasury to historical lows — from about 2.5% in early August 2011 to approximately 1.5% at the end of the Fund’s fiscal year.

Within the Fund

For the fiscal year ended July 31, 2012, Delaware Diversified Floating Rate Fund (Class A shares) returned +2.24% at net asset value and -0.54% at maximum offer price (both returns reflect all distributions reinvested). During the same period, the BofA Merrill Lynch U.S. Dollar 3-Month LIBOR Constant Maturity Index returned +0.42%. For complete, annualized performance of the Fund, please see the table on page 4.

During the fiscal year, we shifted the Fund to a slightly more defensive strategy by increasing the overall credit quality of its holdings. We feel this shift was warranted because the fundamental issues that have been plaguing both the U.S. and global economies have not been addressed, which necessitated a more conservatively positioned portfolio.

In addition, we employed sovereign credit hedges in an attempt to protect the Fund from further possible deterioration of several European countries’ economies, especially the more troubled peripheral countries. We also initiated credit protection measures on subordinated bonds issued by banks in Europe. Our intention was to lessen any effects of potential systemic failures in Europe’s banking system and to smooth out some of the volatility we have seen during the fiscal year. The Fund has limited exposure to European banks, but we took this precaution due to the potential for U.S.-based financial companies to be impacted through ties to the European banking system.

As part of our more defensive approach, we also reallocated assets within the Fund from the bank loan market (a high yield market) to investment grade corporate credit, an asset class that we viewed as the best value on a risk-adjusted basis during the Fund’s fiscal year. At times of reduced liquidity and a slowing economy, bank loans underperformed investment grade credit. Investment grade corporate bonds were the Fund’s largest exposure when measured by asset class. We continued to find these investments attractive because of their generally favorable fundamentals, including strong balance sheets maintained by many of the issuers over the last several years, which frequently resulted in ample liquidity. With this

2

fundamental financial strength, these issuers have generally bought themselves financial flexibility and funded projects from their ample cash flows. In contrast, the overall U.S. economy has continued to struggle to emerge from a balance-sheet recession.

Within the investment grade asset class, the Fund’s lower-quality holdings in regional banks and real estate investment trusts (REITs) generated the best performance during the fiscal year. Portfolio holdings in below investment grade assets also contributed favorably to performance and included bank loans and high yield corporate debt.

Overall, most of the Fund’s holdings generated positive returns for the fiscal year. However, higher-quality structured products such as mortgage-backed securities (MBS) and asset-backed securities (ABS) underperformed on an absolute basis, dragging down the Fund’s overall performance as a result. In general, conservative holdings, primarily AAA-rated ABS, were viewed as a source of liquidity if needed. Additionally, interest rate swaps we purchased to minimize the effect of rising rates on the fixed rate bonds in the portfolio generated negative returns due to rates moving lower during the fiscal year.

An important component of the Fund’s total return is derived from its floating-rate strategy: In addition to typical floating-rate securities, the Fund may also use derivative instruments as a risk management tool in order to effectively convert the interest payments from a group of fixed-rate securities into floating-rate payments. The derivatives we use with this strategy are primarily interest rate swaps, which allow us to seek to take advantage of potential investment opportunities that may exist in fixed-rate securities. Our use of interest rate swaps is essentially meant to provide the Fund with a measure of diversification into sectors outside the traditional floating-rate markets, and it makes up the majority of the Fund’s derivative exposure.

3

Performance summary Delaware Diversified Floating Rate Fund	July 31, 2012

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund performance[1,2]	Average annual total returns through July 31, 2012
	1 year	Lifetime
Class A (Est. Feb. 26, 2010)
Excluding sales charge	+2.24%	+2.65%
Including sales charge	-0.54%	+1.48%
Class C (Est. Feb. 26, 2010)
Excluding sales charge	+1.47%	+1.90%
Including sales charge	+0.47%	+1.90%
Class R (Est. Feb. 26, 2010)
Excluding sales charge	+1.93%	+2.38%
Including sales charge	+1.93%	+2.38%
Institutional Class (Est. Feb. 26, 2010)
Excluding sales charge	+2.49%	+2.91%
Including sales charge	+2.49%	+2.91%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. The current expenses for each class are listed on the “Fund expense ratios” table on page 6. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 2.75%, and have an annual distribution and service fee of 0.30% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from Nov. 28, 2011, through Nov. 28, 2012.

Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.60% of average daily net assets, which has been limited contractually to 0.50% from Nov. 28, 2011, through Nov. 28, 2012.

4

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

High yielding, noninvestment grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

International investments entail risks not ordinarily associated with U.S. investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations.

Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

The Fund may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivative transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

Because the Fund may invest in bank loans and other direct indebtedness, it is subject to the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments, which primarily depend on the financial condition of the borrower and the lending institution.

5

Performance summary
Delaware Diversified Floating Rate Fund

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Investments has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total fund operating expenses (excluding certain fees and expenses) from exceeding 0.80% of the Fund’s average daily net assets from Nov. 28, 2011, through Nov. 28, 2012. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class C	Class R	Institutional Class
Total annual operating expenses	1.34%	2.04%	1.64%	1.04%
(without fee waivers)
Net expenses	1.05%	1.80%	1.30%	0.80%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual

6

Performance of a $10,000 investment1
Average annual total returns from Feb. 26, 2010 (Fund’s inception) through July 31, 2012

For period beginning Feb. 26, 2010, through July 31, 2012	Starting value	Ending value
Delaware Diversified Floating Rate Fund — Class A shares	$9,725	$10,356
BofA Merrill Lynch U.S. Dollar 3-Month LIBOR Constant Maturity Index	$10,000	$10,089

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Feb. 26, 2010, and includes the effect of a 2.75% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Current expenses are listed in the “Fund expense ratios” table on page 6. Please note additional details on pages 4 through 7.

The chart also assumes $10,000 invested in the BofA Merrill Lynch U.S. Dollar 3-Month LIBOR Constant Maturity Index as of Feb. 26, 2010. The BofA Merrill Lynch U.S. Dollar 3-Month LIBOR Constant Maturity Index represents the London interbank offered rate (LIBOR) with a constant 3-month average maturity. LIBOR, published by the British Bankers’ Association, is a composite of the rates of interest at which banks borrow from one another in the London market, and it is a widely used benchmark for short-term interest rates.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DDFAX	245908660
Class C	DDFCX	245908652
Class R	DDFFX	245908645
Institutional Class	DDFLX	245908637

7

Disclosure of Fund expenses
For the six-month period from February 1, 2012 to July 31, 2012 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from February 1, 2012 to July 31, 2012.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

8

Delaware Diversified Floating Rate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	2/1/12	7/31/12*	Expense Ratio	2/1/12 to 7/31/12*
Actual Fund return
Class A	$1,000.00	$1,025.40	1.05%	$5.29
Class C	1,000.00	1,022.70	1.80%	9.05
Class R	1,000.00	1,025.10	1.30%	6.55
Institutional Class	1,000.00	1,027.80	0.80%	4.03
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.64	1.05%	$5.27
Class C	1,000.00	1,015.91	1.80%	9.02
Class R	1,000.00	1,018.40	1.30%	6.52
Institutional Class	1,000.00	1,020.89	0.80%	4.02

*The expenses paid during period for “Hypothetical 5% Return” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

9

Security type/sector allocation
Delaware Diversified Floating Rate Fund	As of July 31, 2012

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	1.42%
Agency Mortgage-Backed Security	0.03%
Commercial Mortgage-Backed Securities	0.77%
Convertible Bonds	1.70%
Corporate Bonds	57.72%
Advertising	0.15%
Aerospace & Defense	0.75%
Auto Manufacturer	1.03%
Auto Parts & Equipment	1.19%
Banking	11.95%
Basic Industry	0.30%
Beverages	2.42%
Building & Materials	0.15%
Chemicals	1.82%
Commercial Services	0.58%
Diversified Financial Services	5.81%
Electric	5.53%
Electrical Components & Equipment	0.22%
Electronics	1.53%
Environmental Control	0.09%
Food	2.59%
Forest Products & Paper	0.82%
Gas	0.83%
Healthcare Products	0.03%
Healthcare Services	1.29%
Insurance	3.20%
Internet	0.30%
Lodging	0.05%
Media	0.51%
Mining	1.03%
Miscellaneous Manufacturing	1.96%
Oil & Gas	3.54%

10

Security type/sector	Percentage of net assets
Corporate Bonds (continued)
Pharmaceuticals	0.73%
Pipelines	1.18%
Real Estate	0.95%
Retail	0.19%
Technology	0.81%
Telecommunications	4.00%
Trucking & Leasing	0.19%
Municipal Bonds	2.45%
Non-Agency Asset-Backed Securities	3.42%
Senior Secured Loans	29.36%
Sovereign Bonds	1.17%
U.S. Treasury Obligation	0.24%
Preferred Stock	0.19%
Short-Term Investments	0.83%
Total Value of Securities	99.30%
Receivables and Other Assets Net of Liabilities	0.70%
Total Net Assets	100.00%
11

Statement of net assets
Delaware Diversified Floating Rate Fund	July 31, 2012

	Principal amount°		Value (U.S. $)
Agency Collateralized Mortgage Obligations – 1.42%
• Fannie Mae REMICs
Series 2004-36 FA 0.646% 5/25/34	USD	86,734	$87,030
Series 2005-66 FD 0.546% 7/25/35		102,696	102,792
Series 2005-106 QF 0.756% 12/25/35		601,562	604,309
Series 2006-105 FB 0.666% 11/25/36		145,248	145,687
Series 2007-109 NF 0.796% 12/25/37		48,472	48,791
• Freddie Mac REMICs
Series 3067 FA 0.599% 11/15/35		227,846	228,258
Series 3239 EF 0.599% 11/15/36		212,450	212,832
Series 3241 FM 0.629% 11/15/36		29,583	29,651
Series 3780 LF 0.649% 3/15/29		43,981	43,894
Total Agency Collateralized Mortgage Obligations
(cost $1,492,525)			1,503,244

Agency Mortgage-Backed Security – 0.03%
• Freddie Mac ARM 2.375% 2/1/35		29,329	31,220
Total Agency Mortgage-Backed Security
(cost $30,978)			31,220

Commercial Mortgage-Backed Securities – 0.77%
•# American Tower Trust
Series 2007-1A AFL 144A 0.439% 4/15/37		625,000	608,950
•# Goldman Sachs Mortgage Securities II
Series 2011-GC3 C 144A 5.543% 3/10/44		200,000	207,463
Total Commercial Mortgage-Backed Securities
(cost $806,023)			816,413

Convertible Bonds – 1.70%
Advanced Micro Devices 5.75% exercise price $20.13,
expiration date 8/15/12		329,000	331,056
Euronet Worldwide 3.50% exercise price $40.48,
expiration date 10/15/25		205,000	206,538
L-3 Communications Holdings 3.00% exercise price $92.17,
expiration date 8/1/35		310,000	308,063
Linear Technology 3.00% exercise price $42.72
expiration date 5/1/27		205,000	215,250
Live Nation Entertainment 2.875% exercise price $27.14,
expiration date 7/14/27		334,000	323,562

12

	Principal amount°		Value (U.S. $)
Convertible Bonds (continued)
Mylan 3.75% exercise price $13.32,
expiration date 9/10/15	USD	19,000	$34,770
PHH 4.00% exercise price $25.80,
expiration date 9/1/14		365,000	359,980
SanDisk 1.50% exercise price $52.37,
expiration date 8/11/17		14,000	15,628
Steel Dynamics 5.125% exercise price $17.55,
expiration date 6/15/14		5,000	5,413
Transocean 1.50% exercise price $158.97,
expiration date 12/15/37		4,000	3,980
Total Convertible Bonds (cost $1,421,604)			1,804,240

Corporate Bonds – 57.72%
Advertising – 0.15%
Interpublic Group 4.00% 3/15/22		150,000	155,515
			155,515
Aerospace & Defense – 0.75%
Embraer 5.15% 6/15/22		35,000	36,663
• United Technologies 0.967% 6/1/15		750,000	759,168
			795,831
Auto Manufacturer – 1.03%
•# Daimler Finance North America 144A
1.668% 9/13/13		690,000	694,065
•# Volkswagen International Finance 144A
1.218% 3/21/14		400,000	401,473
			1,095,538
Auto Parts & Equipment – 1.19%
Delphi 6.125% 5/15/21		265,000	290,506
• Johnson Controls 0.852% 2/4/14		974,000	977,424
			1,267,930
Banking – 11.95%
• Abbey National Treasury Services 2.028% 4/25/14		785,000	763,036
•# Australia & New Zealand Banking Group 144A
1.198% 1/10/14		350,000	350,853
Bank of America
•1.867% 1/30/14		180,000	179,987
3.75% 7/12/16		55,000	57,016
3.875% 3/22/17		165,000	172,423

13

Statement of net assets
Delaware Diversified Floating Rate Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
•	Bank of Montreal 0.917% 4/29/14	USD	625,000	$627,066
•	Branch Banking & Trust
	0.767% 5/23/17		750,000	695,755
	0.788% 9/13/16		775,000	734,234
•	Capital One Financial 1.605% 7/15/14		565,000	561,693
	City National 5.25% 9/15/20		50,000	54,239
•#	CoBank 144A 1.068% 6/15/22		75,000	60,068
•	Fifth Third Bank 0.576% 5/17/13		700,000	697,670
•	Fifth Third Capital Trust IV 6.50% 4/15/37		50,000	50,125
	Goldman Sachs Group 3.30% 5/3/15		420,000	427,575
#	HSBC Bank 144A 4.75% 1/19/21		150,000	168,117
	HSBC Holdings 4.00% 3/30/22		105,000	112,605
	JPMorgan Chase
	•0.798% 6/13/16		650,000	606,805
	4.50% 1/24/22		90,000	99,925
	Lloyds TSB Bank 4.20% 3/28/17		160,000	167,057
	Morgan Stanley 5.50% 7/28/21		85,000	86,051
•#	National Australia Bank 144A 1.178% 4/11/14		990,000	991,780
•	National City Bank 0.838% 6/7/17		250,000	234,428
•	PNC Funding 0.647% 1/31/14		935,000	930,879
	Regions Financial 5.75% 6/15/15		140,000	149,625
•#	Standard Chartered 144A 1.417% 5/12/14		500,000	499,845
•	SunTrust Banks 0.757% 8/24/15		985,000	939,004
•#	Swedbank 144A 0.905% 1/14/13		100,000	100,033
•	U.S. Bank 0.735% 10/14/14		420,000	418,446
	US Bancorp 2.95% 7/15/22		95,000	96,263
•	USB Capital IX 3.50% 10/29/49		440,000	364,025
•	Wachovia 0.825% 10/15/16		1,005,000	956,855
	Zions Bancorp
	4.50% 3/27/17		315,000	317,984
	7.75% 9/23/14		15,000	16,352
				12,687,819
Basic Industry – 0.30%
	ArcelorMittal 6.50% 2/25/22		315,000	316,220
				316,220

14

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Beverages – 2.42%
	Anheuser-Busch InBev Worldwide
	•0.815% 7/14/14	USD	350,000	$351,933
	1.375% 7/15/17		70,000	70,783
•	Coca-Cola Enterprises 0.767% 2/18/14		550,000	550,685
#	Heineken 144A 3.40% 4/1/22		210,000	218,517
	Molson Coors Brewing 3.50% 5/1/22		85,000	91,356
	PepsiCo 4.50% 1/15/20		450,000	528,722
#	Pernod-Ricard 144A
	2.95% 1/15/17		150,000	154,924
	4.45% 1/15/22		150,000	163,079
#	SABMiller Holdings 144A 3.75% 1/15/22		400,000	439,550
				2,569,549
Building & Materials – 0.15%
•#	Cemex SAB 144A 5.461% 9/30/15		175,000	163,188
				163,188
Chemicals – 1.82%
	Cabot 2.55% 1/15/18		190,000	192,496
	CF Industries 7.125% 5/1/20		250,000	313,125
	Dow Chemical 8.55% 5/15/19		140,000	190,393
•	duPont (E.I.) deNemours 0.888% 3/25/14		920,000	926,983
	LyondellBasell Industries 5.75% 4/15/24		270,000	307,125
				1,930,122
Commercial Services – 0.58%
#	ADT 144A 3.50% 7/15/22		135,000	139,648
•	Western Union 1.048% 3/7/13		475,000	476,871
				616,519
Diversified Financial Services – 5.81%
•#	American Honda Finance 144A 0.862% 6/18/14		250,000	249,983
•	Bear Stearns 3.945% 4/24/14	AUD	100,000	102,895
#	CDP Financial 144A 4.40% 11/25/19	USD	250,000	288,135
#	Crown Castle Towers 144A 4.883% 8/15/20		1,200,000	1,320,941
#	ERAC USA Finance 144A 5.25% 10/1/20		120,000	136,020
	Ford Motor Credit 3.00% 6/12/17		310,000	308,993
	General Electric Capital
	•1.468% 9/23/13		168,000	169,056
	2.30% 4/27/17		482,000	493,279
	#144A 3.80% 6/18/19		250,000	258,377
	•7.125% 12/15/49		100,000	108,610

15

Statement of net assets
Delaware Diversified Floating Rate Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Diversified Financial Services (continued)
#	Hyundai Capital America 144A 4.00% 6/8/17	USD	310,000	$328,116
	International Lease Finance
	5.875% 4/1/19		40,000	41,791
	6.25% 5/15/19		360,000	380,250
•	John Deere Capital 0.699% 4/25/14		500,000	501,002
•#	MassMutual Global Funding II 144A 0.961% 9/27/13		300,000	301,541
•	PACCAR Financial 0.718% 6/5/14		670,000	672,037
#	Temasek Financial I 144A 2.375% 1/23/23		250,000	250,904
•#	USB Realty 144A 1.602% 12/22/49		300,000	251,298
				6,163,228
Electric – 5.53%
	Ameren Illinois 9.75% 11/15/18		165,000	224,686
#	Centrais Eletricas Brasileiras 144A 5.75% 10/27/21		340,000	383,350
	Commonwealth Edison 1.95% 9/1/16		200,000	206,987
•	DTE Energy 1.167% 6/3/13		900,000	902,439
•	Georgia Power
	0.725% 1/15/13		250,000	249,954
	0.788% 3/15/13		342,000	342,078
	Great Plains Energy 5.292% 6/15/22		155,000	171,653
•	Integrys Energy Group 6.11% 12/1/66		90,000	93,238
	LG&E & KU Energy 3.75% 11/15/20		350,000	364,804
•	NextEra Energy Capital Holdings
	0.866% 11/9/12		1,510,000	1,509,127
	6.35% 10/1/66		190,000	197,780
•	Northeast Utilities 1.218% 9/20/13		400,000	402,154
	PPL Capital Funding
	4.20% 6/15/22		40,000	41,757
	•6.70% 3/30/67		70,000	71,646
	SCANA 4.125% 2/1/22		105,000	108,333
•	Southern California Edison 0.918% 9/15/14		440,000	441,949
•	Wisconsin Energy 6.25% 5/15/67		155,000	163,694
				5,875,629
Electrical Components & Equipment – 0.22%
	Energizer Holdings 4.70% 5/24/22		215,000	230,436
				230,436

16

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Electronics – 1.53%
	Koninklijke Philips Electronics 3.75% 3/15/22	USD	125,000	$135,003
	National Semiconductor 6.60% 6/15/17		310,000	388,532
#	Samsung Electronics America 144A 1.75% 4/10/17		200,000	202,006
•	Texas Instruments 0.647% 5/15/13		900,000	902,440
				1,627,981
Environmental Control – 0.09%
	Republic Services 3.55% 6/1/22		90,000	94,850
				94,850
Food – 2.59%
#	Brasil Foods 144A 5.875% 6/6/22		200,000	212,500
•	Campbell Soup 0.743% 8/1/14		1,030,000	1,032,550
•	General Mills 0.816% 5/16/14		780,000	782,405
#	Kraft Foods Group 144A
	2.25% 6/5/17		300,000	309,864
	3.50% 6/6/22		180,000	191,167
	Safeway 4.75% 12/1/21		155,000	151,395
	Tyson Foods 4.50% 6/15/22		65,000	65,975
				2,745,856
Forest Products & Paper – 0.82%
	Domtar 4.40% 4/1/22		50,000	50,906
	Georgia-Pacific 8.00% 1/15/24		250,000	344,067
	International Paper 4.75% 2/15/22		420,000	473,196
				868,169
Gas – 0.83%
	CenterPoint Energy 6.50% 5/1/18		150,000	180,826
•	Sempra Energy 1.228% 3/15/14		700,000	700,414
				881,240
Healthcare Products – 0.03%
•	Universal Hospital Services 4.111% 6/1/15		35,000	34,256
				34,256
Healthcare Services – 1.29%
•	Quest Diagnostics 1.318% 3/24/14		1,115,000	1,124,327
•	Select Medical Holdings 6.494% 9/15/15		50,000	49,375
	WellPoint 3.125% 5/15/22		190,000	190,951
				1,364,653

17

Statement of net assets
Delaware Diversified Floating Rate Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Insurance – 3.20%
	Alleghany 4.95% 6/27/22	USD	80,000	$84,451
	American International Group 4.875% 6/1/22		45,000	48,001
•	Berkshire Hathaway Finance 0.788% 1/10/14		820,000	823,491
•	Chubb 6.375% 3/29/67		260,000	273,000
#	ING US 144A 5.50% 7/15/22		155,000	158,474
#	Liberty Mutual Group 144A 4.95% 5/1/22		250,000	256,497
•#	MetLife Institutional Funding II 144A 1.361% 4/4/14		1,150,000	1,157,097
#	Metropolitan Life Global Funding I 144A
	3.875% 4/11/22		100,000	108,049
•#	New York Life Global Funding 144A 0.721% 4/4/14		485,000	486,374
				3,395,434
Internet – 0.30%
	eBay 2.60% 7/15/22		310,000	316,827
				316,827
Lodging – 0.05%
	Wyndham Worldwide 4.25% 3/1/22		55,000	56,429
				56,429
Media – 0.51%
	DIRECTV Holdings 3.80% 3/15/22		110,000	116,499
	Time Warner Cable 8.25% 4/1/19		125,000	166,533
#	Vivendi 144A 6.625% 4/4/18		230,000	257,137
				540,169
Mining – 1.03%
	Alcoa
	5.40% 4/15/21		115,000	118,082
	6.75% 7/15/18		115,000	130,800
#	Anglo American Capital 144A 2.625% 4/3/17		200,000	202,261
	Barrick Gold 3.85% 4/1/22		85,000	89,957
#	CODELCO 144A 3.00% 7/17/22		200,000	199,815
	Freeport-McMoRan Copper & Gold 3.55% 3/1/22		195,000	197,244
	Teck Resources
	2.50% 2/1/18		30,000	30,104
	3.75% 2/1/23		50,000	49,679
	4.75% 1/15/22		70,000	76,019
				1,093,961

18

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Miscellaneous Manufacturing – 1.96%
•	Danaher 0.718% 6/21/13	USD	1,265,000	$1,268,283
	Tyco Electronics Group 1.60% 2/3/15		110,000	110,877
•	VF 1.217% 8/23/13		700,000	703,803
				2,082,963
Oil & Gas – 3.54%
•	BP Capital Markets 1.068% 3/11/14		983,000	988,906
#	CNOOC Finance 2012 144A 3.875% 5/2/22		200,000	216,182
	Noble Holding International 2.50% 3/15/17		15,000	15,381
#	Pertamina Persero 144A 4.875% 5/3/22		200,000	210,500
	Petrobras International Finance
	3.875% 1/27/16		105,000	109,682
	5.375% 1/27/21		151,000	160,093
	Petrohawk Energy 7.875% 6/1/15		450,000	468,295
#	Schlumberger Investment 144A
	•1.018% 9/12/14		470,000	473,140
	2.40% 8/1/22		115,000	115,614
•	Total Capital Canada 0.835% 1/17/14		470,000	472,539
	Transocean
	5.05% 12/15/16		225,000	249,355
	6.375% 12/15/21		10,000	12,052
	Weatherford International 4.50% 4/15/22		255,000	267,299
				3,759,038
Pharmaceuticals – 0.73%
	Cardinal Health
	1.90% 6/15/17		40,000	40,668
	3.20% 6/15/22		80,000	82,634
•	DENTSPLY International 1.967% 8/15/13		650,000	654,110
				777,412
Pipelines – 1.18%
	El Paso Pipeline Partners Operating 6.50% 4/1/20		120,000	141,604
•	Enbridge Energy Partners 8.05% 10/1/37		511,000	570,762
	Energy Transfer Partners 8.50% 4/15/14		145,000	160,555
•	Enterprise Products Operating 7.034% 1/15/68		100,000	109,124
	Kinder Morgan Energy Partners 3.95% 9/1/22		65,000	68,718
•	TransCanada PipeLines 6.35% 5/15/67		135,000	141,069
	Williams Partners 4.00% 11/15/21		60,000	64,250
				1,256,082

19

Statement of net assets
Delaware Diversified Floating Rate Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Real Estate – 0.95%
	Alexandria Real Estate Equities 4.60% 4/1/22	USD	80,000	$83,126
	American Tower 4.70% 3/15/22		25,000	26,151
	Boston Properties 3.85% 2/1/23		120,000	126,609
	DDR 4.625% 7/15/22		40,000	40,877
	Digital Realty Trust 5.25% 3/15/21		310,000	342,395
#	Host Hotels & Resorts 144A 5.25% 3/15/22		195,000	207,431
	Liberty Property 4.125% 6/15/22		70,000	72,589
	Mack-Cali Realty 4.50% 4/18/22		100,000	105,711
				1,004,889
Retail – 0.19%
	Dollar General 4.125% 7/15/17		30,000	31,275
#	QVC 144A 5.125% 7/2/22		160,000	167,074
				198,349
Technology – 0.81%
•	Hewlett-Packard 0.867% 5/30/14		75,000	74,496
	International Business Machines 1.25% 2/6/17		330,000	335,355
#	Seagate Technology International 144A
	10.00% 5/1/14		126,000	140,490
	Xerox
	•1.868% 9/13/13		300,000	302,076
	6.35% 5/15/18		10,000	11,644
				864,061
Telecommunications – 4.00%
	America Movil SAB 3.125% 7/16/22		215,000	221,757
•	British Telecommunications 1.593% 12/20/13		300,000	301,242
	CenturyLink 5.80% 3/15/22		225,000	239,214
	Motorola Solutions 3.75% 5/15/22		460,000	471,936
#	Oi 144A 5.75% 2/10/22		205,000	211,150
	Qwest 6.75% 12/1/21		50,000	58,427
•	Telefonica Emisiones 0.796% 2/4/13		505,000	497,750
	Verizon Communications
	2.00% 11/1/16		185,000	192,731
	3.50% 11/1/21		834,000	926,069
•#	VimpelCom Holdings 144A 4.461% 6/29/14		470,000	468,088
	Virgin Media Secured Finance 6.50% 1/15/18		550,000	607,750
#	Vivendi 144A 3.45% 1/12/18		55,000	53,904
				4,250,018

20

	Principal amount°			Value (U.S. $)
Corporate Bonds (continued)
Trucking & Leasing – 0.19%
#	Penske Truck Leasing 144A 3.75% 5/11/17	USD	200,000	$203,034
				203,034
Total Corporate Bonds (cost $60,363,768)				61,283,195

Municipal Bonds – 2.45%
•	Connecticut State Series A 1.70% 3/1/21		750,000	758,348
•	Kentucky Higher Education Student Loan Revenue
	Series A-1 0.966% 5/1/20		35,000	34,826
•	Missouri Higher Education Loan Authority Student Revenue
	Series A-1 1.317% 8/27/29		55,947	56,138
•	New Jersey Economic Development Authority Revenue
	(Build America Bonds) 1.468% 6/15/13		75,000	75,257
•	New Mexico Educational Assistance Foundation
	Series A-3 1.667% 12/1/38		120,000	119,992
•	North Texas Higher Education Authority Student Loan Revenue
	Series A-1 1.561% 4/1/40		337,364	339,078
	Series A-2 1.361% 7/1/30		75,000	74,101
•	Oklahoma State Student Loan Authority Revenue
	Series 1 1.498% 6/1/40		1,041,880	1,048,933
	Series A-2A 1.511% 9/1/37		95,000	94,201
Total Municipal Bonds (cost $2,585,191)				2,600,874

Non-Agency Asset-Backed Securities – 3.42%
•	Ally Master Owner Trust
	Series 2010-4 A 1.319% 8/15/17		100,000	101,249
	Series 2011-1 A1 1.119% 1/15/16		350,000	352,165
•	American Express Issuance Trust
	Series 2007-2 A 0.499% 7/15/13		200,000	200,014
•#	Avenue CLO Fund
	Series 2007-6A A1 144A 0.68% 7/17/19		238,769	228,089
•	Bank of America Credit Card Trust Series 2007-A6 A6
	0.309% 9/15/16		250,000	249,772
•	Capital One Multi-Asset Execution Trust Series 2004-A1 A1
	0.459% 12/15/16		400,000	400,377
•#	Ford Credit Floorplan Master Owner Trust
	Series 2010-3 A2 144A 1.949% 2/15/17		400,000	412,499
•	General Electric Capital Credit Card Master Note Trust
	Series 2011-2 A 0.729% 5/15/19		250,000	251,711

21

Statement of net assets
Delaware Diversified Floating Rate Fund

		Principal amount°		Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
•#	LCM Series 6A A 144A 0.697% 5/28/19	USD	500,000	$472,155
•#	Nissan Master Owner Trust Receivables
	Series 2010-AA A 144A 1.399% 1/15/15		165,000	165,785
•#	NYLIM Flatiron Series 2006-1A A2A 144A
	0.659% 8/8/20		500,000	478,389
•#	Trafigura Securitisation Finance
	Series 2012-1A A 144A 2.649% 10/15/15		80,000	80,872
@•#	Victoria Falls Series 2005-1A A2 144A
	0.796% 2/17/17		246,215	240,484
Total Non-Agency Asset-Backed Securities
	(cost $3,634,751)			3,633,561

«Senior Secured Loans – 29.36%
	Alliance HealthCare Services 7.25% 6/1/16		27,395	25,568
	Allied Security Holdings Tranche 2L 8.50% 1/21/18		150,000	149,719
	Anchor Glass Container 6.00% 2/3/16		13,228	13,283
	Aspect Software Tranche B 6.25% 5/7/16		98,150	98,395
	Bausch & Lomb Tranche B 4.75% 4/17/19		985,000	985,926
	BNY ConvergEx Group
	8.75% 11/29/17		131,532	125,833
	8.75% 12/16/17		313,468	299,885
	Brickman Group Holdings Tranche B1 5.50% 10/14/16		588,517	591,215
	Brock Holdings III
	10.00% 2/15/18		345,000	343,275
	Tranche B 6.00% 2/15/17		329,804	329,639
	Burlington Coat Factory Warehouse 5.75% 5/1/17		727,519	727,337
	Caesars Entertainment Operating Tranche B6
	5.494% 1/28/18		907,000	800,314
	Cengage Learning Acquisition 7.50% 7/7/14		73,158	69,939
	Charter Communications Operating Tranche C
	3.62% 9/6/16		16,829	16,795
	Chesapeake Energy 8.50% 12/2/17		165,000	164,824
	Chrysler Group 6.00% 4/28/17		885,250	900,901
	Clear Channel Communications
	Tranche A 3.639% 7/30/14		535,432	482,336
	Tranche B 3.889% 1/29/16		222,998	169,804
	Consolidated Container Tranche B 6.25% 6/17/19		500,000	502,948
	Covanta Energy Tranche B 4.00% 3/28/19		99,750	99,738
	Delos Aircraft 4.75% 3/17/16		160,000	161,798

22

	Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
Delta Air Lines Tranche B 5.50% 3/29/17	USD	741,256	$744,499
Dynegy Power 9.25% 8/5/16		321,855	335,654
Emdeon Tranche B 5.00% 11/2/18		895,506	899,020
EP Energy 1st Lien 6.50% 5/1/18		210,000	213,085
Equipower Resources Holdings
1st Lien 6.50% 11/23/18		215,000	215,201
2nd Lien 10.00% 5/23/19		145,000	146,541
First Data
5.00% 3/24/17		301,848	292,951
Tranche B2 2.995% 9/24/14		250,000	243,594
Fram Group Holdings
1st Lien 6.50% 7/5/17		342,413	335,136
2nd Lien 10.50% 7/5/18		345,000	301,875
Generac Power Systems Tranche B 6.25% 5/8/13		160,000	160,714
GenOn Energy Tranche B 6.00% 6/20/17		782,130	790,033
Goodman Global Tranche B 5.75% 10/28/16		237,596	238,621
Hologic Tranche B 4.50% 4/29/19		350,000	352,625
Houghton International Tranche B 6.75% 1/11/16		329,376	329,788
IASIS Healthcare Tranche B 5.00% 4/18/18		888,004	888,559
Immucor Tranche B 7.25% 7/2/18		1,007,388	1,015,255
Ineos US Finance 6.50% 5/4/18		288,675	283,594
Kinetic Concepts Tranche B 7.00% 1/12/18		945,250	960,374
Kronos 1st Lien 6.25% 12/11/17		208,950	209,538
Landry’s Tranche B 6.50% 3/22/18		977,550	981,910
Lawson Software Tranche B 6.25% 3/16/18		379,050	383,146
Level 3 Financing Tranche B2 5.75% 4/11/18		775,000	779,604
LPL Holdings Tranche B 4.00% 3/6/19		329,175	329,091
MTL Publishing Tranche B 5.50% 11/14/17		320,000	322,400
MultiPlan 4.75% 8/26/17		418,359	417,208
Nuveen Investments
5.863% 5/13/17		260,826	260,392
8.25% 3/1/19		635,000	640,556
Tranche B 3.257% 11/13/14		175,000	174,490
NXP 5.25% 2/13/19		723,188	722,284
OSI Restaurant Partners
2.563% 6/13/14		853,393	846,156
2.593% 6/14/13		84,710	83,991
Pantry Tranche B 5.50% 7/12/19		100,000	100,459
Party City Holdings Tranche B 5.75% 7/10/19		175,000	175,588

23

Statement of net assets
Delaware Diversified Floating Rate Fund

	Principal amount°		Value (U.S. $)
«Senior Secured Loans (continued)
PF Chang’s China Bistro Tranche B 6.25% 5/15/19	USD	150,000	$150,891
Pinnacle Entertainment Tranche B 4.50% 3/5/19		109,725	109,828
Pinnacle Foods Finance Tranche E 4.75% 10/17/18		29,925	29,850
PQ 6.74% 7/30/15		495,000	472,990
Protection One 5.75% 3/31/19		418,950	420,785
Remy International Tranche B 6.25% 12/16/16		187,511	187,823
Reynolds & Reynolds Tranche B 3.75% 3/9/18		405,218	405,471
Reynolds Group Holdings 6.50% 7/7/18		1,030,885	1,046,606
Roundy’s Supermarkets Tranche B 5.75% 1/24/19		189,525	188,306
RPI Finance Trust Tranche B 4.00% 4/13/18		1,161,382	1,158,477
Sensus USA 2nd Lien 8.50% 4/13/18		565,000	564,766
Sophia Tranche B 6.25% 6/5/18		229,425	231,891
Swift Transportation Tranche B2 1.25% 12/15/17		302,770	305,262
Taminco Global Chemical 5.25% 2/15/19		64,650	64,852
Toys R US Tranche B 6.00% 9/1/16		644,591	613,164
Truven Health Analytics Tranche B 6.75% 5/14/19		160,000	160,534
Univision Communications 4.489% 3/29/17		430,104	412,966
US TelePacific 5.75% 2/10/17		689,952	649,245
Visant 5.25% 12/31/16		148,500	144,370
Walter Energy Tranche B 4.00% 2/3/18		479,716	474,440
WideOpenWest Finance 1st Lien 6.25% 4/18/18		295,000	292,640
Yankee Candle 5.25% 3/2/19		159,600	160,298
Zayo Group Tranche B 7.125% 3/18/19		680,000	688,928
Total Senior Secured Loans (cost $30,888,334)			31,167,787

ΔSovereign Bonds – 1.17%
Brazil – 0.39%
Brazil Notas do Tesouro Nacional Series B
6.00% 5/15/15	BRL	36,000	413,412
			413,412
Mexico – 0.21%
Mexican Bonos 7.50% 6/3/27	MXN	2,550,000	225,602
			225,602
Republic of Sri Lanka – 0.19%
# Sri Lanka Government International Bond 144A
5.875% 7/25/22	USD	200,000	203,500
			203,500

24

	Principal amount°		Value (U.S. $)
ΔSovereign Bonds (continued)
South Africa – 0.38%
South Africa Government Inflation-Linked Bond
2.75% 1/31/22	ZAR	2,968,502	$398,862
			398,862
Total Sovereign Bonds (cost $1,326,147)			1,241,376

U.S. Treasury Obligation – 0.24%
U.S. Treasury Note 1.75% 5/15/22	USD	250,000	255,938
Total U.S. Treasury Obligation (cost $256,068)			255,938

	Number of shares
Preferred Stock – 0.19%
BB&T 5.85%		2,525	66,509
• PNC Financial Services Group 6.125%		5,000	136,550
Total Preferred Stock (cost $188,125)			203,059

	Principal amount°
Short-Term Investments – 0.83%
≠Discount Notes – 0.70%
Fannie Mae 0.10% 8/20/12	USD	151,172	151,171
Federal Home Loan Bank
0.07% 8/2/12		300,811	300,810
0.08% 8/1/12		32,155	32,155
0.095% 8/24/12		152,227	152,225
0.12% 9/28/12		104,984	104,972
			741,333
Repurchase Agreements – 0.04%
Bank of America 0.16%, dated 7/31/12,
to be repurchased on 8/1/12, repurchase price
$26,292 (collateralized by U.S. government
obligations 1.00%-4.50% 5/15/14-5/15/38;
market value $26,818)		26,292	26,292
BNP Paribas 0.16%, dated 7/31/12,
to be repurchased on 8/1/12, repurchase price
$19,708 (collateralized by U.S. government
obligations 0.125%-1.25% 7/31/14-4/30/17;
market value $20,102)		19,708	19,708
			46,000

25

Statement of net assets
Delaware Diversified Floating Rate Fund

	Principal amount°		Value (U.S. $)
Short-Term Investments (continued)
≠U.S. Treasury Obligation – 0.09%
U.S. Treasury Bill 0.076% 8/23/12	USD	98,342	$98,339
			98,339
Total Short-Term Investments (cost $885,648)			885,672

Total Value of Securities – 99.30%
(cost $103,879,162)			105,426,579
Receivables and Other Assets
Net of Liabilities – 0.70%			745,013 «
Net Assets Applicable to 12,391,051
Shares Outstanding – 100.00%			$106,171,592

Net Asset Value – Delaware Diversified Floating Rate Fund
Class A ($49,008,717 / 5,718,825 Shares)			$8.57
Net Asset Value – Delaware Diversified Floating Rate Fund
Class C ($25,495,130 / 2,975,978 Shares)			$8.57
Net Asset Value – Delaware Diversified Floating Rate Fund
Class R ($5,319 / 621 Shares)			$8.57
Net Asset Value – Delaware Diversified Floating Rate Fund
Institutional Class ($31,662,426 / 3,695,627 Shares)			$8.57

Components of Net Assets at July 31, 2012:
Shares of beneficial interest (unlimited authorization – no par)			$107,006,681
Distribution in excess of net investment income			(179,774)
Accumulated net realized loss on investments			(2,150,051)
Net unrealized appreciation of investments and derivatives			1,494,736
Total net assets			$106,171,592

26

°	Principal amount shown is stated in the currency in which each security is denominated.
•	Variable rate security. The rate shown is the rate as of July 31, 2012. Interest rates reset periodically.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2012, the aggregate value of Rule 144A securities was $17,619,839, which represented 16.60% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

@	Illiquid security. At July 31, 2012, the aggregate value of illiquid securities was $240,484, which represented 0.23% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
«

Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at July 31, 2012.

Δ	Securities have been classified by country of origin.
≠	The rate shown is the effective yield at time of purchase.
«	Includes foreign currency valued at $637,283 with a cost of $633,750.

Net Asset Value and Offering Price Per Share –
Delaware Diversified Floating Rate Fund
Net asset value Class A (A)	$8.57
Sales charge (2.75% of offering price) (B)	0.24
Offering Price	$8.81

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

27

Statement of net assets
Delaware Diversified Floating Rate Fund

The following foreign currency exchange contracts and swap contracts were outstanding at July 31, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	BRL	(654,400)	USD	318,722	8/31/12	$1,753
BAML	EUR	40,745	USD	(50,128)	8/31/12	22
CITI	AUD	(202,511)	USD	210,000	8/31/12	(2,055)
HSBC	AUD	(306,258)	USD	310,454	8/31/12	(10,238)
JPMC	CHF	243,742	USD	(249,735)	8/31/12	101
MSC	EUR	(861,949)	USD	1,060,550	8/31/12	(348)
						$(10,765)

Swap Contracts
CDS Contracts

						Unrealized
				Annual Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value		Payments	Date	(Depreciation)
	Protection Purchased:
BCLY	ITRAXX Europe Subordinate
	Financials 17.1 5 yr CDS	EUR	760,000	5.00%	6/20/17	$48,394
	Republic of France
JPMC	5 yr CDS	USD	219,000	0.25%	9/20/17	(2,188)
MSC	ITRAXX Europe Crossover
	17.1 5 yr CDS	EUR	415,000	5.00%	6/20/17	(12,427)
MSC	Kingdom of Belgium
	5 yr CDS	USD	313,000	1.00%	12/20/16	(15,163)
	Kingdom of Spain
MSC	5 yr CDS		678,000	1.00%	3/20/17	36,304
MSC	5 yr CDS		600,000	1.00%	6/20/17	11,460
MSC	People’s Republic of China
	5 yr CDS		267,000	1.00%	12/20/16	(10,136)
	Republic of France
MSC	5 yr CDS		476,000	0.25%	12/20/16	(9,253)
MSC	5 yr CDS		205,000	0.25%	6/20/17	(5,412)
						$41,579

28

Interest Rate Swap Contracts

		Fixed	Floating
		Interest Rate	Interest Rate		Unrealized
Counterparty &		Received	Received	Termination	Appreciation
Referenced Obligation	Notional Value	(Paid)	(Paid)	Date	(Depreciation)
JPMC
7 yr Interest Rate Swap	USD 5,400,000	(1.395%)	0.468%	6/8/19	$(88,937)
10 yr Interest Rate Swap	9,500,000	(1.56%)	0.448%	7/3/22	23,379
MSC
3 yr Interest Rate Swap	1,800,000	(0.635%)	0.461%	7/3/15	(7,993)
5 yr Interest Rate Swap	6,350,000	(0.793%)	0.448%	7/3/17	(1,128)
					$(74,679)

The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

Summary of abbreviations:
ARM — Adjustable Rate Mortgage
AUD — Australian Dollar
BAML — Bank of America Merrill Lynch
BCLY — Barclays Bank
BRL — Brazilian Real
CDS — Credit Default Swap
CHF — Swiss Franc
CITI — Citigroup Global Markets
CLO — Collateralized Loan Obligation
EUR — European Monetary Unit
HSBC — Hong Kong Shanghai Bank
JPMC — JPMorgan Chase Bank
MSC — Morgan Stanley Capital
MXN — Mexican Peso
REMIC — Real Estate Mortgage Investment Conduit
USD — United States Dollar
yr — Year
ZAR — South African Rand

See accompanying notes, which are an integral part of the financial statements.

29

Statement of operations
Delaware Diversified Floating Rate Fund	Year Ended July 31, 2012

Investment Income:
Interest	$3,366,495
Dividends	3,766	$3,370,261

Expenses:
Management fees	506,878
Distribution expenses – Class A	136,604
Distribution expenses – Class C	240,807
Distribution expenses – Class R	31
Dividend disbursing and transfer agent fees and expenses	111,529
Registration fees	61,812
Accounting and administration expenses	39,764
Reports and statements to shareholders	36,500
Audit and tax	22,558
Pricing fees	11,519
Custodian fees	9,343
Dues and services	8,777
Legal fees	8,493
Trustees’ fees	4,990
Insurance	1,400
Consulting fees	1,362
Trustees’ expenses	285	1,202,652
Less fees waived		(17,479)
Less waived distribution expenses – Class A		(22,768)
Less waived distribution expenses – Class R		(6)
Less expense paid indirectly		(45)
Total operating expenses		1,162,354
Net Investment Income		2,207,907

30

Net Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	$47,914
Foreign currencies	24,238
Foreign currency exchange contracts	65,713
Swap contracts	(1,798,901)
Net realized loss	(1,661,036)
Net change in unrealized appreciation (depreciation) of:
Investments	1,020,287
Foreign currencies	3,345
Foreign currency exchange contracts	(51,159)
Swap contracts	221,041
Net change in unrealized appreciation (depreciation)	1,193,514
Net Realized and Unrealized Loss	(467,522)

Net Increase in Net Assets Resulting from Operations	$1,740,385

See accompanying notes, which are an integral part of the financial statements.

31

Statements of changes in net assets
Delaware Diversified Floating Rate Fund

	Year Ended
	7/31/12	7/31/11
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,207,907	$931,057
Net realized loss	(1,661,036)	(400,204)
Net change in unrealized appreciation (depreciation)	1,193,514	265,928
Net increase in net assets resulting from operations	1,740,385	796,781

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,106,702)	(556,521)
Class C	(409,723)	(145,889)
Class R	(113)	(107)
Institutional Class	(851,211)	(267,029)
	(2,367,749)	(969,546)

Capital Share Transactions:
Proceeds from shares sold:
Class A	23,434,152	70,402,085
Class C	7,295,036	26,119,241
Class R	2	1
Institutional Class	20,310,142	40,446,138

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	889,834	300,447
Class C	353,972	106,805
Class R	111	44
Institutional Class	682,685	218,783
	52,965,934	137,593,544

32

	Year Ended
	7/31/12	7/31/11
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(30,091,377)	$(18,418,469)
Class C	(7,818,971)	(2,127,988)
Class R	(2)	—
Institutional Class	(22,470,194)	(10,733,235)
	(60,380,544)	(31,279,692)
Increase (decrease) in net assets
derived from capital share transactions	(7,414,610)	106,313,852
Net Increase (Decrease) in Net Assets	(8,041,974)	106,141,087

Net Assets:
Beginning of year	114,213,566	8,072,479
End of year (including distributions in excess of net
investment income of $179,774 and $83,896, respectively)	$106,171,592	$114,213,566

See accompanying notes, which are an integral part of the financial statements.

33

Financial highlights
Delaware Diversified Floating Rate Fund Class A

Selected data for each share of the Fund outstanding throughout each period was as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods reflects waivers by the manager and the distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

34

Year Ended		2/26/10[1] to
7/31/12	7/31/11	7/31/10
$8.590	$8.490	$8.500

0.193	0.166	0.088
(0.005)	0.114	(0.014)
0.188	0.280	0.074

(0.208)	(0.180)	(0.084)
(0.208)	(0.180)	(0.084)

$8.570	$8.590	$8.490

2.24%	3.33%	0.87%

$49,009	$55,209	$2,959
1.05%	1.05%	1.04%

1.12%	1.34%	4.92%
2.28%	1.92%	2.43%

2.21%	1.63%	(1.45% )
97%	75%	39%

35

Financial highlights
Delaware Diversified Floating Rate Fund Class C

Selected data for each share of the Fund outstanding throughout each period was as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

36

Year Ended		2/26/10[1] to
7/31/12	7/31/11	7/31/10
$8.590	$8.490	$8.500

0.130	0.102	0.062
(0.006)	0.116	(0.014)
0.124	0.218	0.048

(0.144)	(0.118)	(0.058)
(0.144)	(0.118)	(0.058)

$8.570	$8.590	$8.490

1.47%	2.58%	0.56%

$25,495	$25,769	$1,714
1.80%	1.80%	1.79%

1.82%	2.04%	5.62%
1.53%	1.17%	1.68%

1.51%	0.93%	(2.15% )
97%	75%	39%

37

Financial highlights
Delaware Diversified Floating Rate Fund Class R

Selected data for each share of the Fund outstanding throughout each period was as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Includes adjustments from the period ending July 31, 2010 in the amount of $9 (or $0.010 per share) which impacted total return by -0.12%. The adjustment is to correct a mis-allocation of distributions among share classes which had no impact on distribution amounts reported and paid to shareholders.

See accompanying notes, which are an integral part of the financial statements.

38

Year Ended			2/26/10[1] to
7/31/12	7/31/11		7/31/10
$8.590	$8.500		$8.500

0.173	0.145		0.079
(0.011)	0.106	[3]	(0.004)
0.162	0.251	[3]	0.075

(0.182)	(0.161)		(0.075)
(0.182)	(0.161)		(0.075)

$8.570	$8.590	[3]	$8.500

1.93%	2.96%		0.89%

$5	$5		$5
1.30%	1.30%		1.29%

1.42%	1.64%		5.22%
2.03%	1.67%		2.18%

1.91%	1.33%		(1.75% )
97%	75%		39%

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods reflects a waiver by the manager and distributor. Performance would have been lower had the waivers not been in effect.

39

Financial highlights
Delaware Diversified Floating Rate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period was as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

40

Year Ended		2/26/10[1] to
7/31/12	7/31/11	7/31/10
$8.590	$8.490	$8.500

0.214	0.187	0.098
(0.005)	0.117	(0.016)
0.209	0.304	0.082

(0.229)	(0.204)	(0.092)
(0.229)	(0.204)	(0.092)

$8.570	$8.590	$8.490

2.49%	3.61%	0.97%

$31,663	$33,231	$3,394
0.80%	0.80%	0.79%

0.82%	1.04%	4.62%
2.53%	2.17%	2.68%

2.51%	1.93%	(1.15% )
97%	75%	39%

41

Notes to financial statements
Delaware Diversified Floating Rate Fund	July 31, 2012

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers five Series: Delaware Core Bond Fund, Delaware Corporate Bond Fund, Delaware Diversified Floating Rate Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Diversified Floating Rate Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 2.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 0.75% if redeemed during the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek total return.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued using the evaluated mean from a pricing vendor, which approximates fair value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which

42

market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (July 31, 2010-July 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2012.

43

Notes to financial statements
Delaware Diversified Floating Rate Fund

1. Significant Accounting Policies (continued)

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended July 31, 2012.

44

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended July 31, 2012 the Fund earned $45 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses and certain nonroutine expenses), do not exceed 0.80% of average daily net assets of the Fund through November 28, 2012. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the year ended July 31, 2012, the Fund was charged $4,995 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly asset-based fee for these services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class A and Class R shares’ 12b-1 fees for the Fund through November 28, 2012 to no more than 0.25% and 0.50% of average daily net assets, respectively.

45

Notes to financial statements
Delaware Diversified Floating Rate Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At July 31, 2012, the Fund had liabilities payable to affiliates as follows:

Investment management fees payable to DMC	$44,644
Dividend disbursing, transfer agent and fund accounting oversight fees and other expenses payable to DSC	2,494
Distribution fees payable to DDLP	32,021
Other expenses payable to DMC and affiliates*	3,066

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended July 31, 2012, the Fund was charged $2,890 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the year ended July 31, 2012, DDLP earned $3,682 for commissions on sales of the Fund’s Class A shares. For the year ended July 31, 2012, DDLP received gross CDSC commissions of $7,274 and $3,772 on redemption of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the year ended July 31, 2012, the Fund made purchases of $89,472,417 and sales of $94,768,929 of investment securities other than U.S. government securities and short-term investments. For the year ended July 31, 2012, the Fund made purchases of $6,646,380 and sales of $6,468,159 of long-term U.S. government securities.

At July 31, 2012, the cost of investments for federal income tax purposes was $104,060,452. At July 31, 2012, net unrealized appreciation was $1,366,127, of which $1,964,325 related to unrealized appreciation of investments and $598,198 related to unrealized depreciation of investments.

46

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair value securities)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

47

Notes to financial statements
Delaware Diversified Floating Rate Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed & Mortgage-Backed Securities	$—	$5,903,566	$80,872	$5,984,438
Corporate Debt	—	94,255,222	—	94,255,222
Foreign Debt	—	1,241,376	—	1,241,376
Municipal Bonds	—	2,600,874	—	2,600,874
U.S. Treasury Obligation	—	255,938	—	255,938
Preferred Stock	203,059	—	—	203,059
Short-Term Investments	—	885,672	—	885,672
Total	$203,059	$105,142,648	$80,872	$105,426,579

Foreign Currency Exchange Contracts	$—	$(10,765)	$—	$(10,765)
Swap Contracts	—	(33,100)	—	(33,100)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets.

During the year ended July 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

Management has determined that additional disclosure is not required under ASU No. 2011-04 since the Level 3 investments are not considered material to the Fund’s net assets at the end of the period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended July 31, 2012 and July 31, 2011 were as follows:

	Year Ended 7/31/12	Year Ended 7/31/11
Ordinary income	$2,362,895	$969,546
Return of capital	4,854	—
Total	$2,367,749	$969,546

48

5. Components of Net Assets on a Tax Basis

As of July 31, 2012, the components of net asset on a tax basis were as follows:

Shares of beneficial interest	$107,006,681
Capital loss carryforwards	(1,470,341)
Qualified late year losses deferred	(567,710)
Other temporary differences	(110,484)
Unrealized appreciation	1,313,446
Net assets	$106,171,592

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax treatment of distribution payable, mark-to-market of forward foreign currency contracts, tax treatment of CDS and interest rate swap contracts, tax treatment of contingent payment debt instruments, tax deferral of losses on straddles, qualified late year capital losses deferral and tax treatment of market discount and premium on debt instruments.

Qualified late year losses represent losses realized on investment transactions from November 1, 2011 through July 31, 2012 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, market discount and premium on certain debt instruments, paydowns of mortgage- and asset-backed securities, and tax treatment of interest rate swap contracts. Results of operations and net assets were not affected by these reclassifications. For the year ended July 31, 2012, the Fund recorded the following reclassifications:

Undistributed net investment income	$63,964
Accumulated net realized loss	(59,110)
Paid-in capital	(4,854)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. For capital loss carryforwards remaining at July 31, 2012, $37,551 will expire in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date.

49

Notes to financial statements
Delaware Diversified Floating Rate Fund

5. Components of Net Assets on a Tax Basis (continued)

As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$1,432,790	$—

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	7/31/12	7/31/11
Shares sold:
Class A	2,753,631	8,177,801
Class C	858,373	3,032,005
Class R	— *	— *
Institutional Class	2,398,471	4,686,554

Shares issued upon reinvestment of dividends and distributions:
Class A	104,875	34,854
Class C	41,749	12,399
Class R	13	11
Institutional Class	80,596	25,419
	6,237,708	15,969,043

Shares redeemed:
Class A	(3,563,888)	(2,137,077)
Class C	(923,520)	(247,017)
Class R	— *	— *
Institutional Class	(2,651,478)	(1,243,757)
	(7,138,886)	(3,627,851)
Net increase (decrease)	(901,178)	12,341,192

*Share rounds to less than 1.

50

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $50,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. On August 1, 2011, the Fund, along with the other Participants, entered into an amendment for a $100,000,000 revolving line of credit. The line of credit under the agreement expired on November 15, 2011.

On November 15, 2011, the Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The agreement expires on November 13, 2012. The Fund had no amounts outstanding as of July 31, 2012 or at any time during the year then ended.

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

51

Notes to financial statements
Delaware Diversified Floating Rate Fund

8. Derivatives (continued)

Swap Contracts — The Fund enters into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the year ended July 31, 2012, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit

52

event (as defined in the CDS agreement) or the maturity or termination of the agreement. The Fund posted $220,000 as cash collateral for certain open derivatives. The Fund received $250,000 in securities collateral for certain open derivatives.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there are generally no organized markets for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

Fair values of derivative instruments as of July 31, 2012 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of net		Statement of net
	assets location	Fair value	assets location	Fair value
Forward currency exchange contracts
(Foreign currency exchange contracts)	Receivables and other assets net of liabilities	$1,876	Receivables and other assets net of liabilities	$(12,641)
Credit and interest contracts
(Swap contracts)	Receivables and other assets net of liabilities	119,537	Receivables and other assets net of liabilities	(152,637)
Total		$121,413		$(165,278)

53

Notes to financial statements
Delaware Diversified Floating Rate Fund

8. Derivatives (continued)

The effect of derivative instruments on the statement of operations for the year ended July 31, 2012 was as follows:

			Change in unrealized
		Realized gain	appreciation
		or loss on	or depreciation
	Location of gain or loss on	derivatives	on derivatives
	derivatives recognized in	recognized in	recognized in
	income	income	income
Forward currency exchange contracts
(Foreign currency exchange contracts)	Net realized gain on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$26,440	$(21,321)
Credit and interest contracts
(Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(2,252,968)	221,041
Total		$(2,226,528)	$199,720

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the year ended July 31, 2012. The average balance of derivatives held is generally similar to the volume of derivative activity for the year ended July 31, 2012.

	Asset		Liability
	Derivative		Derivative
	Volume		Volume
Foreign currency exchange contracts (average cost)	USD	193,248	USD	1,944,867
Swap contracts (average notional value)		11,383		17,258,573
		—	EUR	1,640,079

54

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

55

Notes to financial statements
Delaware Diversified Floating Rate Fund

9. Securities Lending (continued)

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the year ended July 31, 2012, the Fund had no securities out on loan.

10. Credit and Market Risk

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not

56

be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2012 that would require recognition or disclosure in the Fund’s financial statements.

13. Tax Information (Unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring designation, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended July 31, 2012, the Fund designates distributions paid during the year as follows:

(A) Ordinary Income Distribution (Tax Basis)	99.79%
(B) Return of Capital (Tax Basis)	0.21%
Total Distributions (Tax Basis)	100.00%

(A) and (B) are based on a percentage of the Fund’s total distributions.

57

Report of independent
registered public accounting firm

To the Board of Trustees Delaware Group® Income Funds
and the Shareholders of Delaware Diversified Floating Rate Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Diversified Floating Rate Fund (one of the series constituting Delaware Group Income Funds, hereinafter referred to as the “Fund”) at July 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period February 26, 2010 (commencement of operations) through July 31, 2010, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 21, 2012

58

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne1	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

60

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	72	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.2
Board of Governors Member
Investment Company
Institute (ICI)

Finance Committee Member
St. John Vianney Roman
Catholic Church

Board of Trustees
Agnes Irwin School

Member of Investment
Committee
Cradle of Liberty Council,
BSA
(2007–2010)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

61

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

62

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	72	Chairman of Investment
(March 2004–Present)		Committee
		Pennsylvania Academy of
Investment Manager		Fine Arts
Morgan Stanley & Co.
(January 1984–March 2004)		Investment Committee and
		Governance Committee
		Member
		Pennsylvania Horticultural
		Society

		Director
		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

President	72	Board of Governors Member —
Drexel University		NASDAQ OMX PHLX LLC
(August 2010–Present)
		Director and Audit
President		Committee Member
Franklin & Marshall College		Community Health Systems
(July 2002–July 2010)
		Director — U.S. SQUASH

		Director — Ecore
		International
		(2009–2010)

		Director — Allied
		Barton Securities Holdings
		(2005–2008)

Managing Director	72	None
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Private Investor	72	None
(2004–Present)

Chief Investment Officer
Assurant, Inc. (Insurance)
(2002–2004)

63

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

64

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Chief Executive Officer —	72	Trust Manager — Camden
Banco Itaú Europa		Property Trust
International		(since August 2011)
(since April 2012)
Board of Trustees
Executive Advisor to Dean		Thunderbird School of
(August 2011–March 2012)		Global Management
and Interim Dean		(2007–2011)
(January 2011–July 2011) —
University of Miami School of		Board of Trustees
Business Administration		Carrollton School of the
Sacred Heart
President — U.S. Trust,		(since 2001)
Bank of America Private
Wealth Management		Board Member
(Private Banking)		Foreign Policy Association
(July 2007–December 2008)		(since 2006)

President and Director		Board of Trustees
(November 2005–June 2007) and		Georgetown Preparatory School
Chief Executive Officer		(2005–2011)
(April 2007–June 2007) —
U.S. Trust Company		Board of Governors
(Private Banking)		Miami City Ballet
(2000–2011)

Board of Trustees
St. Thomas University
(2005–2011)

65

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

66

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	72	Director, Audit
(January 2006–Present)		Committee Member and
Vice President — Mergers & Acquisitions		Investment Committee
(January 2003–January 2006), and		Member
Vice President and Treasurer		Okabena Company
(July 1995–January 2003)
3M Corporation		Chair — 3M
Investment Management
Company

Founder	72	Director and Compensation
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director — Sutton LLC
Founder
P/E Investments		Director
(Hedge Fund)		Oxigene, Inc.
(September 1996–Present)		(2003–2008)

67

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Executive Vice President,	Executive Vice President
2005 Market Street	General Counsel	since February 2012;
Philadelphia, PA 19103	and Chief Legal Officer	Senior Vice President
February 1966		October 2005–
February 2012;
General Counsel and
Chief Legal Officer
since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

68

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	72	None[3]
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	72	None[3]
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	72	None[3]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	72	None[3]
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

69

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA	John A. Fry President Drexel University Philadelphia, PA Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY	Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Diversified Floating Rate Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

70

Item 2. Code of Ethics

       The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

       The registrant’s Board of Trustees/Directors has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

       a. An understanding of generally accepted accounting principles and financial statements;

       b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

       c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

       d. An understanding of internal controls and procedures for financial reporting; and

       e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

       a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

       b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

       c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

       d. Other relevant experience.

       The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

       The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

       Thomas L. Bennett1
       John A. Fry
       Frances A. Sevilla-Sacasa
       Janet L. Yeomans

Item 4. Principal Accountant Fees and Services

       (a) Audit fees.

       The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $121,700 for the fiscal year ended July 31, 2012.

_______________________
1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of: his education and Chartered Financial Analyst designation; his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers; and his prior service on the audit committees of public companies.

       The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $112,200 for the fiscal year ended July 31, 2011.

       (b) Audit-related fees.

       The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended July 31, 2012.

       The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $565,000 for the registrant’s fiscal year ended July 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; reporting up and subsidiary statutory audits.

       The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended July 31, 2011.

       The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $593,000 for the registrant’s fiscal year ended July 31, 2011. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; reporting up and subsidiary statutory audits.

       (c) Tax fees.

       The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $24,050 for the fiscal year ended July 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

       The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended July 31, 2012.

       The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $0 for the fiscal year ended July 31, 2011.

       The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $10,000 for the registrant’s fiscal year ended July 31, 2011. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: state and local tax review.

       (d) All other fees.

       The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended July 31, 2012.

       The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended July 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

       The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended July 31, 2011.

       The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $25,000 for the registrant’s fiscal year ended July 31, 2011. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These other services were as follows: attest examination of management's assertion to the controls in place at the transfer agent to be in compliance with Rule 17ad-13(a)(3) of the Securities Exchange Act of 1934.

       (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)

up to $25,000 in the aggregate
Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)

up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

       Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

       The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

       (f) Not applicable.

       (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $10,092,966 and $0 for the registrant’s fiscal years ended July 31, 2012 and July 31, 2011, respectively.

       (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

       Not applicable.

Item 6. Investments

       (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

       (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

       Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

       Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

       Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

       Not applicable.

Item 11. Controls and Procedures

       The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

            Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

            Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® INCOME FUNDS

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	October 3, 2012

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	October 3, 2012

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	October 3, 2012